    As filed with the Securities and Exchange Commission on February 28, 2003

                                                              File No. 333-19725
                                                              File No. 811-08017

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------
                                    FORM N-4
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933 ( )
                        Pre-effective Amendment No. ( )

                     Post-effective Amendment No. 11 ( X )
                                                  --

                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940 ( )
                        Pre-effective Amendment No. ( )

                     Post-effective Amendment No. 24 ( X )
                                                  --

                        (Check appropriate box or boxes)


                    ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
                           (Exact Name of Registrant)
                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)
                                  P.O. Box 5423
                          Cincinnati, Ohio 45201-5423
                  (Address of Depositor's Principal Executive
                              Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 1-800-789-6771

                             Mark F. Muething, Esq.
             Executive Vice President, Secretary and General Counsel
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
                     (Name and Address of Agent for Service)

                                    Copy to:

                              John P. Gruber, Esq.
                                 Vice President
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423


It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to Rule 485(b)
[ ] On             pursuant to Rule 485(b)
       -----------

[ ] 60 days after filing pursuant to Rule 485(a)(1)


[X] On May 1, 2003 pursuant to Rule 485(a)(1)

[ ] 75 days after filing pursuant to Rule 485(a)(2)
[ ] On             pursuant to Rule 485(a)(2)
       -----------

CROSS REFERENCE SHEET
Pursuant to Rule 495(a)
(333-19725)

Showing Location in Part A (Prospectus), Part B (Statement of Additional Information) and Part C (Other Information) of Registration Statement Information Required by Form N-4

PART A


Item of Form N-4                                                Prospectus Caption
-------------------                                             ------------------
 1.      Cover Page                                             Cover Page
 2.      Definitions                                            Definitions; Glossary of Financial Terms
 3.      Synopsis                                               Overview
 4.      Condensed Financial Information
         (a)       Accumulation Unit Values                     Condensed Financial Information
         (b)       Performance Data                             Performance Information
         (c)       Financial Statements                         Financial Statements
 5.      General Description of Registrant, Depositor and
         Portfolio Companies
         (a)       Depositor                                    Annuity Investors Life Insurance Company(R)
         (b)       Registrant                                   The Separate Account
         (c)       Portfolio Companies                          The Portfolios
         (d)       Portfolio Prospectuses                       The Portfolios
         (e)       Voting Rights                                Voting Rights
 6.      Deductions and Expenses
         (a)       General                                      Charges and Deductions
         (b)       Sales Load %                                 Contingent Deferred Sales Charge
         (c)       Special Purchase Plan                        Contingent Deferred Sales Charge
         (d)       Commissions                                  Great American Advisors (SM), Inc.
         (e)       Portfolio Expenses                           Fee Table
         (f)       Operating Expenses                           Fee Table
 7.      Contracts
         (a)       Persons with Rights                          Persons with Rights Under a Contract; Voting
                                                                Rights
         (b)(i)    Allocation of Premium Payments               Purchase Payments
         (ii)      Transfers                                    Transfers
         (iii)     Exchanges                                    Additions, Deletions or Substitutions
         (c)       Changes                                      Additions, Deletions, or Substitutions
         (d)       Inquiries                                    How Do I Contact the Company?
 8.      Annuity Period                                         Benefit Payment Period
 9.      Death Benefit                                          Death Benefit

10.      Purchases and Contract Values
         (a)       Purchases                                    Purchase Payments; Investment Options-Allocations;
                                                                Account Value; Glossary of Financial Terms
         (b)       Valuation                                    Account Value; Definitions; Glossary of Financial
                                                                Terms; Charges and Deductions
         (c)       Daily Calculation                            Account Value; Accumulation Units; Definitions;
                                                                Glossary of Financial Terms
         (d)Underwriter                                         Great American Advisors (SM), Inc.
11.      Redemptions
         (a)       By Owner                                     Surrenders
                   By Annuitant                                 Not Applicable
         (b)       Texas ORP                                    Texas Optional Retirement Program
         (c)       Check Delay                                  Surrenders
         (d)       Involuntary Redemptions                      Termination
         (e)       Free Look                                    Right to Cancel
12.      Taxes                                                  Federal Tax Matters
13.      Legal Proceedings                                      Legal Proceedings
14.      Table of Contents for the Statement of Additional      Statement of Additional Information
         Information

                                     PART B
                                     ------

         Item of Form N-4                                       Statement of Additional Information Caption
         ----------------                                       -------------------------------------------

15.      Cover Page                                             Cover Page
16.      Table of Contents                                      Table of Contents
17.      General Information and History                        General Information and History
18.      Services
         (a)       Fees and Expenses of Registrant              (Prospectus) Fee Table
         (b)       Management Contracts                         Not Applicable
         (c)       Custodian                                    Not Applicable
                   Independent Auditors                         Experts
         (d)       Assets of Registrant                         Not Applicable
         (e)       Affiliated Person                            Not Applicable
         (f)       Principal Underwriter                        (Prospectus) Great American Advisors (SM), Inc.
19.      (a)       Purchase of Securities Being Offered         (Prospectus) Great American Advisors, Inc.
         (b)       Offering Sales Load                          (Prospectus) Contingent Deferred Sales Charge
20.      Underwriters                                           (Prospectus) Great American Advisors, Inc.
21.      Calculation of Performance Data
         (a)       Money Market Funded Subaccounts              Money Market Subaccount Standardized Yield
                                                                Calculation
         (b)       Other Subaccounts                            Average Annual Total Return Calculation;
                                                                Cumulative Total Return Calculation; Standardized
                                                                Average Annual Total Return Data;
                                                                Non-Standardized Average Annual Total Return
                                                                Data; Other Performance Measures
22.      Annuity Payments                                       (Prospectus) Fixed Dollar Benefit; Variable
                                                                Dollar Benefit; (SAI) Benefit Units--Transfer
                                                                Formulas
23.      Financial Statements                                   Financial Statements

                                     PART C
                                     ------

          Item of Form N-4                               Part C Caption
          ----------------                               --------------
24.       Financial Statements and Exhibits              Financial Statements and Exhibits
          (a)       Financial Statements                 Financial Statements
          (b)       Exhibits                             Exhibits
25.       Directors and Officers of the Depositor        Directors and Officers of Annuity Investors
                                                         Life Insurance Company(R)
26.       Persons Controlled By or Under Common          Persons Controlled By Or Under Common
          Control With the Registrant                    Control With the Depositor or Registrant
27.       Number of Owners                               Number of Owners
28.       Indemnification                                Indemnification
29.       Principal Underwriters                         Principal Underwriter
30.       Location of Accounts and Records               Location of Accounts and Records
31.       Management Services                            Management Services
32.       Undertakings                                   Undertakings
          Signature Page                                 Signature Page


ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES


MAY 1, 2003


This prospectus describes individual and group flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account B (the "Separate Account"). The Contracts currently offer 33 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

   Dreyfus Variable Investment Fund (4 Portfolios)
         VIF-Appreciation Portfolio-Initial Shares
         VIF-Money Market Portfolio
         VIF-Growth and Income Portfolio-Initial Shares
         VIF-Small Cap Portfolio-Initial Shares
   The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares Dreyfus Stock Index Fund - Initial Shares
   INVESCO Variable Investment Funds, Inc. (6 Portfolios)
         -INVESCO VIF-Core Equity Fund
         -INVESCO VIF-High Yield Fund
         -INVESCO VIF-Health Sciences Fund
         -INVESCO VIF-Dynamics Fund
         -INVESCO VIF-Financial Services Fund
         -INVESCO VIF-Small Company Growth Fund
   Janus Aspen Series (6 Portfolios)
         -Aggressive Growth Portfolio
         -Worldwide Growth Portfolio
         -Balanced Portfolio
         -Growth Portfolio
         -International Growth Portfolio
         -Capital Appreciation Portfolio
   PBHG  Insurance Series Fund (5 Portfolios)
         -PBHG Growth II Portfolio
         -PBHG Large Cap Growth Portfolio
         -PBHG Technology & Communications Portfolio
         -PBHG Select Value Portfolio
         -PBHG Mid-Cap Value Portfolio
   Scudder VIT Funds (2 Portfolios)
         VIT-EAFE(R) Equity Index
         VIT-Small Cap Index
   Strong Opportunity Fund II, Inc.
   Strong Variable Insurance Funds, Inc. (1 Portfolio)
         -Strong Mid Cap Growth Fund II
   The Timothy Plan Variable Series (2 Portfolios)
         -The Timothy Plan Conservative Growth VS
         -The Timothy Plan Strategic Growth VS
   The Universal Institutional Funds, Inc. (4 Portfolios)
         Van Kampen - Mid Cap Value Portfolio
         Van Kampen - Value Portfolio
         Van Kampen - Core Plus Fixed Income Portfolio
         Van Kampen - U.S. Real Estate Portfolio

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.


A statement of additional information ("SAI"), dated May 1, 2003, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's web site: www.sec.gov. The registration number is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------
THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

     -    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

     - THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION

     - THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

     -    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
-------------------------------------------------------------------------------

                                TABLE OF CONTENTS [TO BE UPDATED]

                                                                            PAGE

DEFINITIONS....................................................................4
OVERVIEW.......................................................................5
   WHAT IS THE SEPARATE ACCOUNT?...............................................5
   WHAT ARE THE CONTRACTS?.....................................................5
   HOW DO I PURCHASE OR CANCEL A CONTRACT?.....................................5
   WILL ANY PENALTIES OR CHARGES APPLY IF I SURRENDER A CONTRACT?..............5
   WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?....................5
   HOW DO I CONTACT THE COMPANY?...............................................5
FEE TABLE......................................................................6
   OWNER TRANSACTION EXPENSES..................................................6
   SEPARATE ACCOUNT ANNUAL EXPENSES............................................6
   PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE REIMBURSEMENT) FOR YEAR
    ENDED 12/31/01 (1).........................................................6
   EXAMPLES....................................................................8
     Standard Contracts........................................................8
     Optional Death Benefit Contracts..........................................9
     Enhanced Contracts.......................................................11
CONDENSED FINANCIAL INFORMATION...............................................13
   FINANCIAL STATEMENTS.......................................................23
   PERFORMANCE INFORMATION....................................................23
     Yield Data...............................................................23
     Total Return Data........................................................23
     Other Performance Measures...............................................23
THE PORTFOLIOS................................................................24
   DREYFUS PORTFOLIOS.........................................................24
   INVESCO VARIABLE INVESTMENT FUNDS, INC.....................................25
   JANUS ASPEN SERIES.........................................................26
   PBHG INSURANCE SERIES FUND.................................................27
   SCUDDER INVESTMENTS VIT FUNDS..............................................28
   STRONG PORTFOLIOS..........................................................29
   THE TIMOTHY PLAN...........................................................29
   VAN KAMPEN.................................................................30
   ADDITIONS, DELETIONS, OR SUBSTITUTIONS.....................................31
   VOTING RIGHTS..............................................................31
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)...................................32
THE SEPARATE ACCOUNT..........................................................32
GREAT AMERICAN ADVISORS (SM), INC.............................................32
CHARGES AND DEDUCTIONS........................................................33
   CHARGES AND DEDUCTIONS BY THE COMPANY......................................33
     Contingent Deferred Sales Charge ("CDSC")................................33
     Contract Maintenance Fee.................................................35
     Transfer Fee.............................................................35
     Administration Charge....................................................35
     Mortality and Expense Risk Charge........................................35
     Premium Taxes............................................................35
     Discretionary Waivers of Charges.........................................35
   EXPENSES OF THE PORTFOLIOS.................................................35

THE CONTRACTS.................................................................36
   RIGHT TO CANCEL............................................................36
   PERSONS WITH RIGHTS UNDER A CONTRACT.......................................36
ACCUMULATION PERIOD...........................................................37
   ACCOUNT STATEMENTS.........................................................37
   ACCOUNT VALUE..............................................................37
   ACCUMULATION UNITS.........................................................37
   SUCCESSOR OWNER ENDORSEMENT................................................37
   PURCHASE PAYMENTS..........................................................38
   INVESTMENT OPTIONS--ALLOCATIONS............................................38
     Principal Guarantee Program..............................................39
     Renewal of Fixed Account Guarantee Options...............................39
   TRANSFERS..................................................................39
     Automatic Transfer Programs..............................................40
     Telephone Transfers......................................................41
     Termination of Transfer Programs.........................................41
     Other Restrictions on Transfers..........................................41
   SURRENDERS.................................................................41
     Free Withdrawal Privilege................................................42
     Long Term Care Waiver Rider..............................................42
     Systematic Withdrawal ...................................................42
   CONTRACT LOANS.............................................................42
   TERMINATION................................................................43
BENEFIT PAYMENT PERIOD........................................................43
   ANNUITY BENEFIT............................................................43
   DEATH BENEFIT..............................................................43
     Death Benefit Amount.....................................................43

     Death Benefit Amount for Group Contracts.................................44

   SETTLEMENT OPTIONS.........................................................44
     Form of Settlement Option................................................45
     Calculation of Fixed Dollar Benefit Payments.............................45
     Calculation of Variable Dollar Benefit Payments..........................46
FEDERAL TAX MATTERS...........................................................46
   TAX DEFERRAL ON ANNUITIES..................................................46
   TAX-QUALIFIED PLANS........................................................47
     Individual Retirement Annuities..........................................47
     Roth IRAs................................................................47
     Tax-Sheltered Annuities..................................................47
     Texas Optional Retirement Program........................................48
     Pension and Profit Sharing Plans.........................................48
     Governmental Deferred Compensation Plans.................................48
   NONQUALIFIED DEFERRED COMPENSATION PLANS...................................48
   SUMMARY OF INCOME TAX RULES................................................49
GLOSSARY OF FINANCIAL TERMS...................................................50
THE REGISTRATION STATEMENT....................................................51
OTHER INFORMATION AND NOTICES.................................................51
   HOUSEHOLDING -REVOCATION OF CONSENT........................................51
   ELECTRONIC DELIVERY........................................................51
   LEGAL PROCEEDINGS..........................................................51
STATEMENT OF ADDITIONAL INFORMATION...........................................52

DEFINITIONS


The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus


ACCOUNT VALUE: The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Subaccounts and the owner's interest in the fixed account options.

ACCUMULATION PERIOD: The period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT: A share of a Subaccount that an owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE: The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

BENEFIT PAYMENT PERIOD: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT: A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE: The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

NET ASSET VALUE: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

NET INVESTMENT FACTOR: The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

VALUATION DATE: A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business.

VALUATION PERIOD: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW


WHAT IS THE SEPARATE ACCOUNT?
The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount currently offered is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Fee Table of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and five fixed account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon so long as those amounts remain in the fixed account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

HOW DO I PURCHASE OR CANCEL A CONTRACT?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I SURRENDER A CONTRACT?
A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by

1% annually to 0% after seven years from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to IRC 403(b) to Contract owners in the Texas Teaches Retirement System. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.


WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-        a transfer fee for certain transfers among investment options;

- an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

- premium taxes in some States (where taxes apply, they may never be waived).



In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 2002 are included in the Fee Table of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


HOW DO I CONTACT THE COMPANY?
Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the owner's name. You may also call the Company at 1-800-789-6771, or visit us at our web site, www.commodoreva.com.

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contractowner Transaction Expenses
     Maximum Contingent Deferred Sales Load
        (as a percentage of purchase payments).........................7.00%
     Transfer Fee (applies to transfers in excess of 12 in any
        contract year..................................................  $25

     The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including [portfolio company] fees and expenses.

Annual Contract Maintenance Fee (not assessed against fixed
     account options).................................................. $ 30



Separate Account Annual Expenses
(as a percentage of average account value)



                                                                                    ENHANCED
                                                            STANDARD    ENHANCED     WITHOUT
                                                            CONTRACT    CONTRACT   ADMIN. FEE
     Mortality and Expense Risk Fees.......................   1.25%       0.95%      0.95%
     Administration Charge.................................   0.15%       0.15%      0.00%
     Total Separate Account Annual Expenses................   1.40%       1.10%      0.95%


     The next item shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the contract. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.


Total Annual Portfolio Operating Expenses               Minimum   -   Maximum


(expenses that are deducted from portfolio assets,
including management fees distribution and/or
service (12b-1) fees, and other expenses).............  ______%   -   ______%

                                    Example

     This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and portfolio fees and expenses.

     The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your contract at the end of the applicable time period:

                                  1 year      3 years      5 years      10 years

    STANDARD CONTRACT             $___         $___         $___          $___
    ENHANCED CONTRACT             $___         $___         $___          $___
    ENHANCED CONTRACT WITH
      ADMIN. FEE WAIVED           $___         $___         $___          $___

     (2) If you annuitize at the end of the applicable time period:

                                  1 year      3 years      5 years      10 years

    STANDARD CONTRACT             $___         $___         $___          $___
    ENHANCED CONTRACT             $___         $___         $___          $___
    ENHANCED CONTRACT WITH
      ADMIN. FEE WAIVED           $___         $___         $___          $___


     (3) If you do not surrender your contract:

                                  1 year      3 years      5 years      10 years

    STANDARD CONTRACT             $___         $___         $___          $___
    ENHANCED CONTRACT             $___         $___         $___          $___
    ENHANCED CONTRACT WITH
      ADMIN. FEE WAIVED           $___         $___         $___          $___


     The examples above assume the reinvestment of all dividends and distributions, no transfers among subaccounts or between the fixed account options and the subaccounts. The ______ fee/charge is reflected in the example as a charge of $______ per year based on the ratio of actual fees/charged collected for the year ended 12/31/02 to total average net assets as of 12/31/02.


PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE REIMBURSEMENT) FOR YEAR ENDED 12/31/02(1) [TO BE UPDATED]


(As a percentage of Portfolio average net assets)

                                                                                   MANAGEMENT           OTHER        TOTAL ANNUAL
PORTFOLIO                                                                             FEES             EXPENSES        EXPENSES
-------------------------------------------------------------------------------- ---------------- ---------------- ----------------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                        0.75             0.03             0.78
Dreyfus VIF-Money Market Portfolio                                                       0.50             0.08             0.58
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                                   0.75             0.05             0.80
Dreyfus VIF Small Cap Portfolio-Initial Shares                                           0.75             0.04             0.79
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares                       0.75             0.03             0.78
Dreyfus Stock Index Fund-Initial Shares                                                  0.25             0.01             0.26
INVESCO VIF-Core Equity Fund                                                             0.75             0.34             1.09
INVESCO VIF-High Yield Fund                                                              0.60             0.42             1.02
INVESCO VIF-Health Sciences Fund                                                         0.75             0.31             1.06
INVESCO VIF-Dynamics Fund                                                                0.75             0.33             1.08
INVESCO VIF-Financial Services Fund                                                      0.75             0.32             1.07
INVESCO VIF-Small Company Growth Fund (2)                                                0.75             0.50             1.25
Janus Aspen Series-Aggressive Growth Portfolio                                           0.65             0.02             0.67
Janus Aspen Series-Worldwide Growth Portfolio                                            0.65             0.04             0.69
Janus Aspen Series-Balanced Portfolio                                                    0.65             0.01             0.66
Janus Aspen Series-Growth Portfolio                                                      0.65             0.01             0.66
Janus Aspen Series-International Growth Portfolio                                        0.65             0.06             0.71
Janus Aspen Series-Capital Appreciation Portfolio                                        0.65             0.01             0.66
PBHG Insurance Series Fund -PBHG Growth II Portfolio                                     0.85             0.22             1.07
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                               0.75             0.27             1.02
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                                  0.85             0.20             1.05
PBHG Insurance Series Fund-PBHG Select Value Portfolio                                   0.65             0.21             0.86
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(3)                               0.00             1.20             1.20
Scudder VIT-EAFE(R)Equity Index(4)                                                       0.45             0.20             0.65
Scudder VIT-Small Cap Index(4)                                                           0.35             0.10             0.45
Strong Opportunity Fund II, Inc.(5)                                                      0.75             0.35             1.10
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II(5)                   0.75             0.44             1.19
The Timothy Plan Strategic Growth Variable Series(6)                                     0.10             0.75             0.85
The Timothy Plan Conservative Growth Variable Series(6)                                  0.10             0.75             0.85
-------------------------------------------------------------------------------- ---------------- ---------------- ----------------



                                                                                   MANAGEMENT          OTHER        TOTAL ANNUAL
PORTFOLIO                                                                              FEES           EXPENSES        EXPENSES
-------------------------------------------------------------------------------- ---------------- ---------------- ----------------
Van Kampen -Mid Cap Value Portfolio(7)                                                  0.70             0.35             1.05
Van Kampen -Value Portfolio(7)                                                          0.47             0.38             0.85
Van Kampen -Core Plus Fixed Income Portfolio(7)                                         0.39             0.31             0.70
Van Kampen -U.S. Real Estate Portfolio(7)                                               0.75             0.35             1.10
-------------------------------------------------------------------------------- ---------------- ---------------- ----------------


1 Data for each Portfolio are for the fiscal year ended December 31, 2002. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, reimbursements or fee changes are discussed in the Portfolio prospectuses. The actual fees and expenses for Portfolios with such agreements are as follows:



                                                                                   MANAGEMENT         OTHER        TOTAL ANNUAL
PORTFOLIO                                                                             FEES          EXPENSES        EXPENSES
------------------------------------------------------------------------------- ---------------- -------------- -----------------
INVESCO VIF-Small Company Growth Fund(2)                                              0.75            0.54            1.29
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(3)                            0.85            1.55            2.40
Scudder VIT-EAFE(R) Equity Index(4)                                                   0.45            0.36            0.81
Scudder VIT-Small Cap Index(4)                                                        0.35            0.28            0.63
Strong Opportunity Fund II, Inc.(5)                                                   0.75            0.60            1.35
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II(5)                0.75            0.61            1.36
The Timothy Plan Strategic Growth Variable Series(6)                                  0.10            1.15            1.25
The Timothy Plan Conservative Growth Variable Series(6)                               0.10            1.15            1.25
Van Kampen -Mid Cap Value Portfolio(7)                                                0.75            0.35            1.10
Van Kampen -Value Portfolio(7)                                                        0.55            0.38            0.93
Van Kampen -Core Plus Fixed Income Portfolio(7)                                       0.40            0.31            0.71
Van Kampen -U.S. Real Estate Portfolio(7)                                             0.80            0.35            1.15
------------------------------------------------------------------------------ ----------------- ------------- -----------------

2 The INVESCO VIF-Small Company Growth Fund's actual Other Expenses and Total Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors.

3 The management fee for PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio has been reduced to 0.00% to reflect the voluntary waiver of all of the management fee and the reimbursement by the portfolio's advisor to the extent the operating expenses exceed 1.20%.

4 The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

5 As compensation for its advisory services, the funds pay Strong a monthly management fee at an annual rate of 0.75% of the funds' average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the funds' other expenses so that the total annual fund operating expenses are capped at 1.10% for the Strong Opportunity Fund II, and at 1.20% for the Strong Mid Cap Growth Fund II. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the funds' shareholders. A cap on total annual fund operating expenses lowers the funds' overall expense ratio and increases the funds' return to investors.

6 The Adviser contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio's total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the following three fiscal years if the portfolio is able to make the repayment without exceeding its current expense limitations.

7 The management fee for certain portfolios has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio 0.70%; Mid-Cap Value Portfolio 1.05%; U.S. Real Estate Portfolio 1.10%; Value Portfolio 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

The purpose of the Fee Table (including the Examples that follow) is to assist the owner in understanding the various costs and expenses that an owner will bear directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as of the Portfolios. The Separate Account expenses are discussed more fully in the Charges and Deductions section of this prospectus. The Portfolio expenses are discussed more fully in the Portfolio prospectuses. Premium taxes may also apply.

The examples on the following pages should not be considered a representation of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among Subaccounts or between the fixed account options and the Subaccounts and a 5% annual rate of return. The contract maintenance fee is reflected in the examples as a charge of $2.01 per year based on the ratio of actual contract maintenance fees collected for the year ended 12/31/01 to total average net assets as of 12/31/01. The examples do not include charges for premium taxes. Any waivers or reimbursements of Portfolio fees and/or expenses are reflected in the Examples, and are assumed to continue throughout the periods shown


[TO BE UPDATED]

EXAMPLES STANDARD CONTRACTS                                                        EXAMPLE #1--ASSUMING SURRENDER
                                                                                   If the owner surrenders his or her Contract at
                                                                                   the end of the applicable time period, the
                                                                                   following expenses would be charged on a $1,000
                                                                                   investment:

--------------------------------------------------------------------------------- ----------- ------------ ------------ -----------
SUBACCOUNT                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------- ----------- ------------ ------------ -----------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                     95          129          172         340
Dreyfus VIF-Money Market Portfolio                                                    92          123          160         314
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                                95          130          173         343
Dreyfus VIF Small Cap Portfolio-Initial Shares                                        95          129          172         341
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares                    95          129          172         340
Dreyfus Stock Index Fund-Initial Shares                                               89          112          142         271
INVESCO VIF-Core Equity Fund                                                          98          139          189         379
INVESCO VIF-High Yield Fund                                                           97          137          185         371
INVESCO VIF-Health Sciences Fund                                                      97          138          187         376
INVESCO VIF-Dynamics Fund                                                             98          139          189         378
INVESCO VIF-Financial Services Fund                                                   97          138          188         377
INVESCO VIF-Small Company Growth Fund                                                 99          144          198         399
Janus A.S.-Aggressive Growth Portfolio                                                93          126          165         326
Janus A.S.-Worldwide Growth Portfolio                                                 94          126          167         328
Janus A.S.-Balanced Portfolio                                                         93          125          165         325
Janus A.S.-Growth Portfolio                                                           93          125          165         325
Janus A.S.-International Growth Portfolio                                             94          127          168         331
Janus A.S.-Capital Appreciation Portfolio                                             93          125          165         325
PBHG Insurance Series Fund -PBHG Growth II Portfolio                                  97          138          188         377
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                            97          137          185         371
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                               97          138          187         374
PBHG Insurance Series Fund-PBHG Select Value Portfolio                                95          132          176         350
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                               99          142          195         393
Scudder VIT-EAFE(R) Equity Index                                                      93          125          164         323
Scudder VIT-Small Cap Index                                                           91          118          153         297
Strong Opportunity Fund II, Inc.                                                      98          139          190         381
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II                   99          142          195         392
The Timothy Plan Strategic Growth Variable Series                                     95          131          176         349
The Timothy Plan Conservative Growth Variable Series                                  95          131          176         349
Van Kampen -Mid-Cap Value Portfolio                                                   97          138          187         374
Van Kampen -Value Portfolio                                                           95          131          176         349
Van Kampen -Core Plus Fixed Income Portfolio                                          94          126          167         330
Van Kampen -U.S. Real Estate Portfolio                                                98          139          190         381


                                                                                    EXAMPLE #2--ASSUMING NO SURRENDER

                                                                                    If the owner does not surrender his or her
                                                                                    Contract, or if it is annuitized, the following
                                                                                    expenses would be charged on a $1,000
                                                                                    investment at the end of the applicable time
EXAMPLES STANDARD CONTRACTS                                                         period:

--------------------------------------------------------------------------------- ------------ ------------ ----------- -----------
SUBACCOUNT                                                                          1 YEAR       3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------- ------------ ------------ ----------- -----------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                     25           79          142         340
Dreyfus VIF-Money Market Portfolio                                                    22           73          130         314
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                                25           80          143         343
Dreyfus VIF Small Cap Portfolio-Initial Shares                                        25           79          142         341
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares                    25           79          142         340
Dreyfus Stock Index Fund-Initial Shares                                               19           62          112         271
INVESCO VIF-Core Equity Fund                                                          28           89          159         379
INVESCO VIF-High Yield Fund                                                           27           87          155         371
INVESCO VIF-Health Sciences Fund                                                      27           88          157         376
INVESCO VIF-Dynamics Fund                                                             28           89          159         378
INVESCO VIF-Financial Services Fund                                                   27           88          158         377
INVESCO VIF-Small Company Growth Fund                                                 29           94          168         399
Janus A.S.-Aggressive Growth Portfolio                                                23           76          135         326
Janus A.S.-Worldwide Growth Portfolio                                                 24           76          137         328
Janus A.S.-Balanced Portfolio                                                         23           75          135         325
Janus A.S.-Growth Portfolio                                                           23           75          135         325
Janus A.S.-International Growth Portfolio                                             24           77          138         331
Janus A.S.-Capital Appreciation Portfolio                                             23           75          135         325
PBHG Insurance Series Fund -PBHG Growth II Portfolio                                  27           88          158         377
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                            27           87          155         371
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                               27           88          157         374
PBHG Insurance Series Fund-PBHG Select Value Portfolio                                25           82          146         350
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                               29           92          165         393
Scudder VIT-EAFE(R) Equity Index                                                      23           75          134         323
Scudder VIT-Small Cap Index                                                           21           68          123         297
Strong Opportunity Fund II, Inc.                                                      28           89          160         381
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II                   29           92          165         392
The Timothy Plan Strategic Growth Variable Series                                     25           81          146         349
The Timothy Plan Conservative Growth Variable Series                                  25           81          146         349
Van Kampen -Mid-Cap Value Portfolio                                                   27           88          157         374
Van Kampen -Value Portfolio                                                           25           81          146         349
Van Kampen -Core Plus Fixed Income Portfolio                                          24           76          137         330
Van Kampen -U.S. Real Estate Portfolio                                                28           89          160         381



ENHANCED CONTRACTS                                                                 EXAMPLE #1--ASSUMING SURRENDER
                                                                                   If the owner surrenders his or her Contract at
                                                                                   the end of the applicable time period, the
                                                                                   following expenses would be charged on a $1,000
                                                                                   investment:

--------------------------------------------------------------------------------- -------------------------------------------------
SUBACCOUNT                                                                         1 YEAR     3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------- ---------- ----------- ------------ -------------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                    91         119          155          301
Dreyfus VIF-Money Market Portfolio                                                   89         113          143          274
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                               92         120          156          304
Dreyfus VIF Small Cap Portfolio-Initial Shares                                       92         120          155          302
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares                   91         119          155          301
Dreyfus Stock Index Fund-Initial Shares                                              86         102          124          230
INVESCO VIF-Core Equity Fund                                                         95         129          172          342
INVESCO VIF-High Yield Fund                                                          94         127          168          333
INVESCO VIF-Health Sciences Fund                                                     94         128          171          338
INVESCO VIF-Dynamics Fund                                                            95         129          172          340
INVESCO VIF-Financial Services Fund                                                  94         129          171          339
INVESCO VIF-Small Company Growth Fund                                                96         135          181          362
Janus A.S.-Aggressive Growth Portfolio                                               90         116          148          286
Janus A.S.-Worldwide Growth Portfolio                                                91         116          149          289
Janus A.S.-Balanced Portfolio                                                        90         115          148          285
Janus A.S.-Growth Portfolio                                                          90         115          148          285
Janus A.S.-International Growth Portfolio                                            91         117          151          292
Janus A.S.-Capital Appreciation Portfolio                                            90         115          148          285
PBHG Insurance Series Fund -PBHG Growth II Portfolio                                 94         129          171          339
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                           94         127          168          333
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                              94         128          170          336
PBHG Insurance Series Fund-PBHG Select Value Portfolio                               92         122          159          312
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                              96         133          178          356
Scudder VIT EAFE(R) Equity Index                                                     90         115          147          284
Scudder VIT Small Cap Index                                                          88         109          136          256
Strong Opportunity Fund II, Inc.                                                     95         130          173          343
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II                  96         133          178          354
The Timothy Plan Strategic Growth Variable Series                                    92         122          159          310
The Timothy Plan Conservative Growth Variable Series                                 92         122          159          310
Van Kampen -Mid-Cap Value Portfolio                                                  94         128          170          336
Van Kampen -Value Portfolio                                                          92         122          159          310
Van Kampen -Core Plus Fixed Income Portfolio                                         91         117          150          290
Van Kampen -U.S. Real Estate Portfolio                                               95         130          173          343


ENHANCED CONTRACTS                                                                 EXAMPLE #2--ASSUMING NO SURRENDER
                                                                                   If the owner does not surrender his or her
                                                                                   Contract, or if it is annuitized, the
                                                                                   following expenses would be charged on a
                                                                                   $1,000 investment at the end of the applicable
                                                                                   time period:

------------------------------------------------------------------------------- -------------------------------------------------
SUBACCOUNT                                                                       1 YEAR     3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------------------- ---------- ----------- ----------- --------------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                  21          69         125           301
Dreyfus VIF-Money Market Portfolio                                                 19          63         113           274
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                             22          70         126           304
Dreyfus VIF Small Cap Portfolio-Initial Shares                                     22          70         125           302
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares                 21          69         125           301
Dreyfus Stock Index Fund-Initial Shares                                            16          52          94           230
INVESCO VIF-Core Equity Fund                                                       25          79         142           342
INVESCO VIF-High Yield Fund                                                        24          77         138           333
INVESCO VIF-Health Sciences Fund                                                   24          78         141           338
INVESCO VIF-Dynamics Fund                                                          25          79         142           340
INVESCO VIF-Financial Services Fund                                                24          79         141           339
INVESCO VIF-Small Company Growth Fund                                              26          85         151           362
Janus A.S.-Aggressive Growth Portfolio                                             20          66         118           286
Janus A.S.-Worldwide Growth Portfolio                                              21          66         119           289
Janus A.S.-Balanced Portfolio                                                      20          65         118           285
Janus A.S.-Growth Portfolio                                                        20          65         118           285
Janus A.S.-International Growth Portfolio                                          21          67         121           292
Janus A.S.-Capital Appreciation Portfolio                                          20          65         118           285
PBHG Insurance Series Fund -PBHG Growth II Portfolio                               24          79         141           339
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                         24          77         138           333
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                            24          78         140           336
PBHG Insurance Series Fund-PBHG Select Value Portfolio                             22          72         129           312
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                            26          83         148           356
Scudder VIT EAFE(R) Equity Index                                                   20          65         117           284
Scudder VIT Small Cap Index                                                        18          59         106           256
Strong Opportunity Fund II, Inc.                                                   25          80         143           343
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II                26          83         148           354
The Timothy Plan Strategic Growth Variable Series                                  22          72         129           310
The Timothy Plan Conservative Growth Variable Series                               22          72         129           310
Van Kampen -Mid-Cap Value Portfolio                                                24          78         140           336
Van Kampen -Value Portfolio                                                        22          72         129           310
Van Kampen -Core Plus Fixed Income Portfolio                                       21          67         120           290
Van Kampen -U.S. Real Estate Portfolio                                             25          80         143           343





                                                                                  EXAMPLE #1--ASSUMING SURRENDER
ENHANCED CONTRACTS WITH ADMINISTRATION CHARGE WAIVED                              If the owner surrenders his or her Contract at
                                                                                  the end of the applicable time period, the
                                                                                  following expenses would be charged on a $1,000
                                                                                  investment:

--------------------------------------------------------------------------------- ------------------------------------------------
SUBACCOUNT                                                                         1 YEAR     3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------- ---------- ----------- ------------ ------------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                    90         115          146          281
Dreyfus VIF-Money Market Portfolio                                                   88         108          134          254
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                               90         115          147          284
Dreyfus VIF Small Cap Portfolio-Initial Shares                                       90         115          147          282
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares                   90         115          146          281
Dreyfus Stock Index Fund-Initial Shares                                              85          97          115          209
INVESCO VIF-Core Equity Fund                                                         93         125          164          322
INVESCO VIF-High Yield Fund                                                          92         122          160          313
INVESCO VIF-Health Sciences Fund                                                     93         124          162          318
INVESCO VIF-Dynamics Fund                                                            93         124          163          321
INVESCO VIF-Financial Services Fund                                                  93         124          163          320
INVESCO VIF-Small Company Growth Fund                                                95         130          173          343
Janus A.S.-Aggressive Growth Portfolio                                               89         111          140          266
Janus A.S.-Worldwide Growth Portfolio                                                89         112          141          269
Janus A.S.-Balanced Portfolio                                                        89         111          139          265
Janus A.S.-Growth Portfolio                                                          89         111          139          265
Janus A.S.-International Growth Portfolio                                            89         112          142          271
Janus A.S.-Capital Appreciation Portfolio                                            89         111          139          265
PBHG Insurance Series Fund -PBHG Growth II Portfolio                                 93         124          163          320
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                           92         122          160          313
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                              93         123          162          317
PBHG Insurance Series Fund-PBHG Select Value Portfolio                               91         117          151          292
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                              94         128          170          336
Scudder VIT-EAFE(R) Equity Index                                                     89         110          138          263
Scudder VIT-Small Cap Index                                                          87         104          127          236
Strong Opportunity Fund II, Inc.                                                     93         125          164          323
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II                  94         128          169          335
The Timothy Plan Strategic Growth Variable Series                                    91         117          150          290
The Timothy Plan Conservative Growth Variable Series                                 91         117          150          290
Van Kampen -Mid-Cap Value Portfolio                                                  93         123          162          317
Van Kampen -Value Portfolio                                                          91         117          150          290
Van Kampen -Core Plus Fixed Income Portfolio                                         89         112          141          270
Van Kampen -U.S. Real Estate Portfolio                                               93         125          164          323





                                                                                   EXAMPLE #2--ASSUMING NO SURRENDER
ENHANCED CONTRACTS WITH ADMINISTRATION CHARGE WAIVED                               If the owner does not surrender his or her
                                                                                   Contract, or if it is annuitized, the following
                                                                                   expenses would be charged on a $1,000
                                                                                   investment at the end of the applicable time
                                                                                   period:
--------------------------------------------------------------------------------- -------------------------------------------------
SUBACCOUNT                                                                          1 YEAR     3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------- ---------- ----------- ------------ -------------
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                     20          65          116          281
Dreyfus VIF-Money Market Portfolio                                                    18          58          104          254
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                                20          65          117          284
Dreyfus VIF Small Cap Portfolio-Initial Shares                                        20          65          117          282
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares                    20          65          116          281
Dreyfus Stock Index Fund-Initial Shares                                               15          47           85          209
INVESCO VIF-Core Equity Fund                                                          23          75          134          322
INVESCO VIF-High Yield Fund                                                           22          72          130          313
INVESCO VIF-Health Sciences Fund                                                      23          74          132          318
INVESCO VIF-Dynamics Fund                                                             23          74          133          321
INVESCO VIF-Financial Services Fund                                                   23          74          133          320
INVESCO VIF-Small Company Growth Fund                                                 25          80          143          343
Janus A.S.-Aggressive Growth Portfolio                                                19          61          110          266
Janus A.S.-Worldwide Growth Portfolio                                                 19          62          111          269
Janus A.S.-Balanced Portfolio                                                         19          61          109          265
Janus A.S.-Growth Portfolio                                                           19          61          109          265
Janus A.S.-International Growth Portfolio                                             19          62          112          271
Janus A.S.-Capital Appreciation Portfolio                                             19          61          109          265
PBHG Insurance Series Fund -PBHG Growth II Portfolio                                  23          74          133          320
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio                            22          72          130          313
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                               23          73          132          317
PBHG Insurance Series Fund-PBHG Select Value Portfolio                                21          67          121          292
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                               24          78          140          336
Scudder VIT-EAFE(R) Equity Index                                                      19          60          108          263
Scudder VIT-Small Cap Index                                                           17          54           97          236
Strong Opportunity Fund II, Inc.                                                      23          75          134          323
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II                   24          78          139          335
The Timothy Plan Strategic Growth Variable Series                                     21          67          120          290
The Timothy Plan Conservative Growth Variable Series                                  21          67          120          290
Van Kampen -Mid-Cap Value Portfolio                                                   23          73          132          317
Van Kampen -Value Portfolio                                                           21          67          120          290
Van Kampen -Core Plus Fixed Income Portfolio                                          19          62          111          270
Van Kampen -U.S. Real Estate Portfolio                                                23          75          134          323


CONDENSED FINANCIAL INFORMATION [TO BE UPDATED]

---------------------------- --------------------- -----------------------
SUBACCOUNT                         STANDARD               STANDARD
                                 Accumulation           Accumulation
                                  Unit Value         Units Outstanding


---------------------------- --------------------- -----------------------
Dreyfus VIF                        12.497173              717,965.716
Appreciation                       13.974173              649,590.073
Portfolio-Initial Shares           14.262203              517,772.082
                                   12.975443              170,523.015
                                   10.103905               18,347.666
---------------------------- --------------------- -----------------------
Dreyfus VIF                         1.153108           17,775,594.379
Money Market                        1.128116            7,677,545.259
Portfolio                           1.083700            2,638,837.162
                                    1.050876              658,981.650
                                    1.016499                    0.000
---------------------------- --------------------- -----------------------
Dreyfus VIF                        11.419341              646,842.656
Growth and Income                  12.299306              572,006.660
Portfolio-Initial Shares           12.961023              331,756.261
                                   11.243790              159,409.837
                                   10.196538               32,231.762
---------------------------- --------------------- -----------------------
Dreyfus VIF                        12.397758              698,539.631
Small Cap                          13.391746              482,890.909
Portfolio-Initial Shares           11.984035              275,503.637
                                    9.867472              171,968.905
                                   10.362314               41,359.506
---------------------------- --------------------- -----------------------
The Dreyfus                        11.317226            1,066,026.751
Socially Responsible               14.823134              894,007.973
Growth Fund, Inc. -Initial         16.894039              408,482.196
Shares                             13.169143              140,614.024
                                   10.320883               26,332.500
---------------------------- --------------------- -----------------------
Dreyfus                            12.210993            4,141,595.630
Stock Index Fund-Initial           14.100696            3,598,196.884
Shares                             15.760394            2,129,772.165
                                   13.250646              779,485.606
                                   10.479569               69,510.645
---------------------------- --------------------- -----------------------
INVESCO VIF                        12.743764            1,199,392.254
Core Equity Fund                   14.196834            1,018,117.732
                                   13.726769              553,696.171
                                   12.120155              200,541.938
                                   10.659157               33,269.983
---------------------------- --------------------- -----------------------

CONDENSED FINANCIAL INFORMATION

----------------------------                                                 ------------
SUBACCOUNT

                                                                                Year


----------------------------                                                 ------------
Dreyfus VIF                                                                  12/31/01
Appreciation                                                                 12/31/00
Portfolio-Initial Shares                                                     12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                                 ------------
Dreyfus VIF                                                                  12/31/01
Money Market                                                                 12/31/00
Portfolio                                                                    12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                                 ------------
Dreyfus VIF                                                                  12/31/01
Growth and Income                                                            12/31/00
Portfolio-Initial Shares                                                     12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                                 ------------
Dreyfus VIF                                                                  12/31/01
Small Cap                                                                    12/31/00
Portfolio-Initial Shares                                                     12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                                 ------------
The Dreyfus                                                                  12/31/01
Socially Responsible                                                         12/31/00
Growth Fund, Inc. -Initial                                                   12/31/99
Shares                                                                       12/31/98
                                                                             12/31/97
----------------------------                                                 ------------
Dreyfus                                                                      12/31/01
Stock Index Fund-Initial                                                     12/31/00
Shares                                                                       12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                                 ------------
INVESCO VIF                                                                  12/31/01
Core Equity Fund                                                             12/31/00
                                                                             12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                                 ------------

---------------------------- --------------------- -----------------------
SUBACCOUNT                         STANDARD               STANDARD
                                 Accumulation           Accumulation
                                  Unit Value         Units Outstanding


---------------------------- --------------------- -----------------------
INVESCO VIF                         8.410616             546,183.962
High Yield Fund                    10.025816             403,918.794
                                   11.510803             221,636.210
                                   10.689459              70,047.913
                                   10.687084              10,260.821
---------------------------- --------------------- -----------------------
INVESCO VIF                        10.175290              59,824.959
Health Sciences Fund                     N/A                     N/A
                                         N/A                     N/A
                                         N/A                     N/A
                                         N/A                     N/A
---------------------------- --------------------- -----------------------
INVESCO VIF                         8.067308              93,275.876
Dynamics Fund                            N/A                     N/A
                                         N/A                     N/A
                                         N/A                     N/A
                                         N/A                     N/A
---------------------------- --------------------- -----------------------
INVESCO VIF                         9.616190              71,816.401
Financial Services Fund                  N/A                     N/A
                                         N/A                     N/A
                                         N/A                     N/A
                                         N/A                     N/A
---------------------------- --------------------- -----------------------
INVESCO VIF                         8.838420              27,720.462
Small Company Growth Fund                N/A                     N/A
                                         N/A                     N/A
                                         N/A                     N/A
                                         N/A                     N/A
---------------------------- --------------------- -----------------------
Janus Aspen Series                 12.672131           1,215,838.484
Aggressive Growth                  21.224171             993,843.327
Portfolio                          31.565210             329,807.902
                                   14.199318              53,896.345
                                   10.723950               2,830.076
---------------------------- --------------------- -----------------------
Janus Aspen Series                 13.032840           2,364,153.929
Worldwide Growth Portfolio         17.039678           2,082,293.354
                                   20.488548           1,026,072.851
                                   12.632936             402,131.168
                                    9.935860              56,665.753
---------------------------- --------------------- -----------------------
SUBACCOUNT

                                                                                YEAR


----------------------------                                               ----------------
INVESCO VIF                                                                  12/31/01
High Yield Fund                                                              12/31/00
                                                                             12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
INVESCO VIF                                                                  12/31/01
Health Sciences Fund                                                         12/31/00
                                                                             12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
INVESCO VIF                                                                  12/31/01
Dynamics Fund                                                                12/31/00
                                                                             12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
INVESCO VIF                                                                  12/31/01
Financial Services Fund                                                      12/31/00
                                                                             12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
INVESCO VIF                                                                  12/31/01
Small Company Growth Fund                                                    12/31/00
                                                                             12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
Janus Aspen Series                                                           12/31/01
Aggressive Growth                                                            12/31/00
Portfolio                                                                    12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
Janus Aspen Series                                                           12/31/01
Worldwide Growth Portfolio                                                   12/31/00
                                                                             12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------



---------------------------- --------------------- -----------------------
SUBACCOUNT                         STANDARD              STANDARD
                                 Accumulation          Accumulation
                                  Unit Value         Units Outstanding


---------------------------- --------------------- -----------------------
Janus Aspen Series                  15.907374          3,578,735.833
Balanced Portfolio                  16.920712          3,181,464.624
                                    17.556100          1,571,579.505
                                    14.043929            373,285.807
                                    10.604609             30,519.754
---------------------------- --------------------- -----------------------
Janus Aspen Series                  12.166993          2,211,504.181
Growth Portfolio                    16.393493          1,792,958.592
                                    19.453513            643,514.256
                                    13.699715            172,190.630
                                    10.239960             32,737.591


---------------------------- --------------------- -----------------------
Janus Aspen Series                  12.698027            675,126.139
International                       16.774550            620,740.857
Growth Portfolio                    20.234788            142,343.325
                                    11.256365             45,382.775
                                     9.735841             12,541.039


---------------------------- --------------------- -----------------------
Janus Aspen Series                   8.247987          1,650,016.481
Capital Appreciation                10.678675          1,384,637.536
Portfolio                           13.234548            471,936.628
                                          N/A                    N/A
                                          N/A                    N/A


---------------------------- --------------------- -----------------------
PBHG Insurance                       9.568587            349,991.649
Series Fund                         16.299948            351,987.801
Growth II Portfolio                 19.835104             67,359.578
                                    10.147606             24,618.770
                                     9.511124              6,195.935


---------------------------- --------------------- -----------------------
PBHG Insurance                      14.641681            541,607.501
Series Fund                         20.703434            484,474.409
Large Cap Growth                    21.307087            158,614.893
Portfolio                           13.076352             31,474.961
                                    10.150555             11,415.131



---------------------------- --------------------- -----------------------
PBHG Insurance                      10.450474          1,591,254.973
Series Fund Technology &            22.227020          1,164,557.256
Communication                      38,941.384            433,441.908
Portfolio                           11.808346             65,820.143
                                     9.057045             20,974.008



---------------------------- --------------------- -----------------------
PBHG Insurance                       9.142710            286,441.118
Series Fund                               N/A                    N/A
Select Value Portfolio                    N/A                    N/A
                                          N/A                    N/A
                                          N/A                    N/A
----------------------------                                               ----------------
SUBACCOUNT

                                                                                YEAR


----------------------------                                               ----------------
Janus Aspen Series                                                           12/31/01
Balanced Portfolio                                                           12/31/00
                                                                             12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
Janus Aspen Series                                                           12/31/01
Growth Portfolio                                                             12/31/00
                                                                             12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
Janus Aspen Series                                                           12/31/01
International                                                                12/31/00
Growth Portfolio                                                             12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
Janus Aspen Series                                                           12/31/01
Capital Appreciation                                                         12/31/00
Portfolio                                                                    13/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
PBHG Insurance                                                               12/31/01
Series Fund                                                                  12/31/00
Growth II Portfolio                                                          12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
PBHG Insurance                                                               12/31/01
Series Fund                                                                  12/31/00
Large Cap Growth                                                             12/31/99
Portfolio                                                                    12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
PBHG Insurance                                                               12/31/01
Series Fund Technology &                                                     12/31/00
Communication                                                                12/31/99
Portfolio                                                                    12/31/98
                                                                             12/31/97
----------------------------                                               ----------------
PBHG Insurance                                                               12/31/01
Series Fund                                                                  12/31/00
Select Value Portfolio                                                       12/31/99
                                                                             12/31/98
                                                                             12/31/97
----------------------------                                               ----------------




---------------------------- --------------------- -----------------------
SUBACCOUNT                         STANDARD              STANDARD
                                 Accumulation          Accumulation
                                  Unit Value         Units Outstanding


---------------------------- --------------------- -----------------------
PBHG Insurance Series Fund         10.074367            224,532.821
Mid-Cap Value Portfolio                  N/A                    N/A
                                         N/A                    N/A
                                         N/A                    N/A
                                         N/A                    N/A
---------------------------- --------------------- -----------------------
Scudder VIT                         7.299765             98,100.403
EAFE Equity Index                   9.829207             74,370.108
                                   11.958486              6,821.832
                                         N/A                    N/A
                                         N/A                    N/A
---------------------------- --------------------- -----------------------
Scudder VIT                        11.074827            153,151.939
Small Cap Index                    11.003134             83,894.729
                                   11.606269             15,259.149
                                         N/A                    N/A
                                         N/A                    N/A
---------------------------- --------------------- -----------------------
Strong Opportunity                 15.954009            638,318.778
Fund II                            16.800998            317,789.969
                                   15.981484            138,453.066
                                   12.012034             72,644.387
                                   10.727356              6,416.208
---------------------------- --------------------- -----------------------
Strong VIF                         14.588097            573,334.387
Mid Cap Growth Fund II             21.369830            454,659.296
                                   25.444156            120,559.085
                                   13.587521             33,197.715
                                   10.707133              2,147.556
---------------------------- --------------------- -----------------------
Van Kampen                         15.699340            335,452.774
Mid Cap Value Portfolio            16.438193            253,713.630
                                   15.049488            183,388.647
                                   12.705082            111,076.120
                                   11.113227             16,674.966
---------------------------- --------------------- -----------------------
Van Kampen                         11.851536            401,628.667
Value Portfolio                    11.751659            132,621.948
                                    9.536137             78,330.649
                                    9.848411             34,212.111
                                   10.204064              9,944.401
----------------------------                                               ----------------
SUBACCOUNT

                                                                               YEAR


----------------------------                                               ----------------
PBHG Insurance Series Fund                                                  12/31/01
Mid-Cap Value Portfolio                                                     12/31/00
                                                                            12/31/99
                                                                            12/31/98
                                                                            12/31/97
----------------------------                                               ----------------
Scudder VIT                                                                 12/31/01
EAFE Equity Index                                                           12/31/00
                                                                            12/31/99
                                                                            12/31/98
                                                                            12/31/97
----------------------------                                               ----------------
Scudder VIT                                                                 12/31/01
Small Cap Index                                                             12/31/00
                                                                            12/31/99
                                                                            12/31/98
                                                                            12/31/97
----------------------------                                               ----------------
Strong Opportunity                                                          12/31/01
Fund II                                                                     12/31/00
                                                                            12/31/99
                                                                            12/31/98
                                                                            12/31/97
----------------------------                                               ----------------
Strong VIF                                                                  12/31/01
Mid Cap Growth Fund II                                                      12/31/00
                                                                            12/31/99
                                                                            12/31/98
                                                                            12/31/97
----------------------------                                               ----------------
Van Kampen                                                                  12/31/01
Mid Cap Value Portfolio                                                     12/31/00
                                                                            12/31/99
                                                                            12/31/98
                                                                            12/31/97
----------------------------                                               ----------------
Van Kampen                                                                  12/31/01
Value Portfolio                                                             12/31/00
                                                                            12/31/99
                                                                            12/31/98
                                                                            12/31/97
----------------------------                                               ----------------


---------------------------- --------------------- -----------------------
SUBACCOUNT                         STANDARD              STANDARD
                                 Accumulation          Accumulation
                                  Unit Value         Units Outstanding


---------------------------- --------------------- -----------------------
Van Kampen                         12.694998            713,042.852
Core Plus Fixed Income             11.776122            380,480.921
Portfolio                          10.749115            279,193.758
                                   11.079965             46,348.096
                                   10.412276                  4.653
---------------------------- --------------------- -----------------------
Van Kampen                         13.094325            269,466.499
U.S. Real Estate Portfolio         12.088940            147,402.642
                                    9.482378             86,941.426
                                    9.758808             43,786.457
                                   11.101269              7,200.060


----------------------------                                               ----------------
SUBACCOUNT

                                                                               YEAR


----------------------------                                               ----------------
Van Kampen                                                                  12/31/01
Core Plus Fixed Income                                                      12/31/00
Portfolio                                                                   12/31/99
                                                                            12/31/98
                                                                            12/31/97
----------------------------                                               ----------------
Van Kampen                                                                  12/31/01
U.S. Real Estate Portfolio                                                  12/31/00
                                                                            12/31/99
                                                                            12/31/98
                                                                            12/31/97
----------------------------                                               ----------------


CONDENSED FINANCIAL INFORMATION (continued)
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
SUBACCOUNT                          ENHANCED              ENHANCED            ENHANCED WITH          ENHANCED WITH
                                  Accumulation          Accumulation         ADMINISTRATION         ADMINISTRATION
                                   Unit Value         Units Outstanding      CHARGES WAIVED         CHARGES WAIVED        YEAR
                                                                              Accumulation           Accumulation
                                                                               Unit Value          Units Outstanding
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Dreyfus VIF                           12.663627            5,276.343              12.747715                150.958      12/31/01
Appreciation                          14.118110            3,407.753              14.190622                155.216      12/31/00
Portfolio-Initial Shares              14.366606            2,156.774              14.419045                154.147      12/31/99
                                      13.031774              100.415              13.059918                  0.000      12/31/98
                                      10.117776                0.000              10.124633                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Dreyfus VIF                            1.166325           15,244.920               1.174767                  0.036      12/31/01
Money Market                           1.138355           12,985.570               1.145310            280,844.647      12/31/00
Portfolio                              1.090994            8,490.939               1.096462                  0.000      12/31/99
                                       1.055214              555.360               1.059678                  0.000      12/31/98
                                       1.017876                0.000               1.018560                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Dreyfus VIF                           11.571439            1,474.275              11.648352                  0.000      12/31/01
Growth and Income                     12.425981              906.280              12.489868                145.939      12/31/00
Portfolio-Initial Shares              13.055905              650.409              13.103601                  0.000      12/31/99
                                      11.292611                5.049              11.251722                  0.000      12/31/98
                                      10.210527                0.000              10.217481                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Dreyfus VIF                           12.563024            2,568.238              12.646674                229.386      12/31/01
Small Cap                             13.529796            1,048.292              13.599519                375.159      12/31/00
Portfolio-Initial Shares              12.071820              486.764              12.116077                199.908      12/31/99
                                       9.910354               14.492               9.931930                  0.000      12/31/98
                                      10.376538                0.000              10.383658                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
The Dreyfus                           11.468022            1,578.746              11.544188                  0.000      12/31/01
Socially Responsible                  14.975835              600.773              15.052735                 29.856      12/31/00
Growth Fund, Inc. -Initial            17.017705              351.586              17.079770                  0.000      12/31/99
Shares                                13.226328               80.398              13.254881                  0.000      12/31/98
                                      10.335055                0.000              10.342126                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Dreyfus                               12.373650            4,522.004              12.455945              3,086.013      12/31/01
Stock Index Fund-Initial              14.245940            1,681.580              14.319249              3,844.565      12/31/00
Shares                                15.875757              616.234              15.933836                222.802      12/31/99
                                      13.308166               56.321              13.337028                  0.000      12/31/98
                                      10.493943                0.000              10.501129                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------


-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
SUBACCOUNT                          ENHANCED              ENHANCED            ENHANCED WITH          ENHANCED WITH
                                  Accumulation          Accumulation         ADMINISTRATION         ADMINISTRATION
                                   Unit Value         Units Outstanding      CHARGES WAIVED         CHARGES WAIVED         YEAR
                                                                              Accumulation           Accumulation
                                                                               Unit Value          Units Outstanding
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
INVESCO VIF                           12.913529            3,972.101              12.999453                  0.000      12/31/01
Core Equity Fund                      14.343098            2,678.310              14.416950                109.926      12/31/00
                                      13.827281            1,667.041              13.877907                  0.000      12/31/99
                                      12.172796              163.123              12.199230                  0.000      12/31/98
                                      10.673778                0.000              10.681089                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
INVESCO VIF                            8.522682              149.057               8.579354                  0.000      12/31/01
High Yield Fund                       10.129146              121.262              10.181276                134.192      12/31/00
                                      11.595106              113.564              11.637523                  0.000      12/31/99
                                      10.735898                7.556              10.759164                  0.000      12/31/98
                                      10.701757                0.000              10.709127                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
INVESCO VIF                           10.195475                0.000              10.205610                 61.085      12/31/01
Health Sciences Fund                        N/A                  N/A                    N/A                    N/A      12/31/00
                                            N/A                  N/A                    N/A                    N/A      12/31/99
                                            N/A                  N/A                    N/A                    N/A      12/31/98
                                            N/A                  N/A                    N/A                    N/A      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
INVESCO VIF                            8.083372                0.000               8.091444                  0.000      12/31/01
Dynamics Fund                               N/A                  N/A                    N/A                    N/A      12/31/00
                                            N/A                  N/A                    N/A                    N/A      12/31/99
                                            N/A                  N/A                    N/A                    N/A      12/31/98
                                            N/A                  N/A                    N/A                    N/A      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
INVESCO VIF                            9.635286                0.000               9.644875                  0.000      12/31/01
Financial Services Fund                     N/A                  N/A                    N/A                    N/A      12/31/00
                                            N/A                  N/A                    N/A                    N/A      12/31/99
                                            N/A                  N/A                    N/A                    N/A      12/31/98
                                            N/A                  N/A                    N/A                    N/A      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
INVESCO VIF                            8.856003                0.000               8.864827                  0.000      12/31/01
Small Company Growth Fund                   N/A                  N/A                    N/A                    N/A      12/31/00
                                            N/A                  N/A                    N/A                    N/A      12/31/99
                                            N/A                  N/A                    N/A                    N/A      12/31/98
                                            N/A                  N/A                    N/A                    N/A      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Janus Aspen Series                    12.841113            8,626.211              12.926320                832.210      12/31/01
Aggressive Growth                     21.442894            3,573.726              21.552802              1,243.427      12/31/00
Portfolio                             31.796057              829.264              31.911561                159.044      12/31/99
                                      14.260947               36.621              14.291595                  0.000      12/31/98
                                      10.738659                0.000              10.745938                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------


-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
SUBACCOUNT                         ENHANCED               ENHANCED            ENHANCED WITH          ENHANCED WITH
                                 Accumulation           Accumulation         ADMINISTRATION         ADMINISTRATION
                                  Unit Value         Units Outstanding       CHARGES WAIVED         CHARGES WAIVED       YEAR
                                                                              Accumulation           Accumulation
                                                                               Unit Value          Units Outstanding
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Janus Aspen Series                   13.206482             7,650.835              13.294015              2,191.502      12/31/01
Worldwide Growth Portfolio           17.215191             5,014.610              17.303370              3,484.654      12/31/00
                                     20.638429             2,225.846              20.713399                151.550      12/31/99
                                     12.687776               123.659              12.715080                  0.000      12/31/98
                                      9.949496                 0.000               9.956287                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Janus Aspen Series                   16.119263             9,654.166              16.226337              1,282.216      12/31/01
Balanced Portfolio                   17.095024             6,533.026              17.182875              1,437.831      12/31/00
                                     17.684597             2,931.027              17.749154                111.555      12/31/99
                                     14.104892               214.770              14.135421                  0.000      12/31/98
                                     10.619159                 0.000              10.626394                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Janus Aspen Series                   12.329165             7,211.443              12.411252                128.720      12/31/01
Growth Portfolio                     16.562387             3,980.605              16.647684                269.822      12/31/00
                                     19.595874             1,374.992              19.667608                109.122      12/31/99
                                     13.759186                84.318              13.789099                  0.000      12/31/98
                                     10.254006                 0.000              10.261077                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Janus Aspen Series                   12.867174             7,907.782              12.952582                  0.000      12/31/01
International                        16.947297             4,953.034              17.034254                245.673      12/31/00
Growth Portfolio                     20.382770             2,330.619              20.457001                  0.000      12/31/99
                                     11.305246                58.950              11.329668                  0.000      12/31/98
                                      9.749214                 0.000               9.755900                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Janus Aspen Series                    8.313484             4,570.921               8.346510              1,813.269      12/31/01
Capital Appreciation                 10.731358             1,520.638              10.757867              1,957.004      12/31/00
Portfolio                            13.260556                 4.141              13.273610                170.622      13/31/99
                                           N/A                   N/A                    N/A                    N/A      12/31/98
                                           N/A                   N/A                    N/A                    N/A      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
PBHG Insurance                        9.696208               698.017               9.760837                 98.859      12/31/01
Series Fund                          16.467965               293.302              16.552852                152.115      12/31/00
Growth II Portfolio                  19.980260               139.873              20.053445                  0.000      12/31/99
                                     10.191707                 6.572              10.213910                  0.000      12/31/98
                                      9.524184                 0.000               9.530743                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
PBHG Insurance                       14.836772             1,891.823              14.935453                 44.069      12/31/01
Series Fund                          20.916691               756.205              21.024290                156.054      12/31/00
Large Cap Growth                     21.462991               549.785              21.541442                  0.000      12/31/99
Portfolio                            13.133125                 0.000              13.161608                  0.000      12/31/98
                                     10.164489                 0.000              10.171451                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------


-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
SUBACCOUNT                       ENHANCED               ENHANCED            ENHANCED WITH          ENHANCED WITH
                               Accumulation           Accumulation         ADMINISTRATION         ADMINISTRATION
                                Unit Value               Units             CHARGES WAIVED         CHARGES WAIVED           YEAR
                                                      Outstanding           Accumulation           Accumulation
                                                                             Unit Value          Units Outstanding
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
PBHG Insurance                       10.589986             6,960.237              10.660475                993.928      12/31/01
Series Fund Technology &             22.456144             2,313.760              22.571592              1,649.945      12/31/00
Communication                        39.226135               904.009              39.369150                274.877      12/31/99
Portfolio                            11.859648                 2.516              11.885350                  0.000      12/31/98
                                      9.069487                 0.000               9.076740                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
PBHG Insurance                        9.160879               381.369               9.169998                121.546      12/31/01
Series Fund                                N/A                   N/A                    N/A                    N/A      12/31/00
Select Value Portfolio                     N/A                   N/A                    N/A                    N/A      12/31/99
                                           N/A                   N/A                    N/A                    N/A      12/31/98
                                           N/A                   N/A                    N/A                    N/A      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
PBHG Insurance                       10.094376               294.873              10.104428                 68.486      12/31/01
Series Fund                                N/A                   N/A                    N/A                    N/A      12/31/00
Mid-Cap Value Portfolio                    N/A                   N/A                    N/A                    N/A      12/31/99
                                           N/A                   N/A                    N/A                    N/A      12/31/98
                                           N/A                   N/A                    N/A                    N/A      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Scudder VIT                           7.357724               296.079               7.386939              1,799.912      12/31/01
EAFE(R) Equity Index                  9.877704                37.562               9.902088              1,818.340      12/31/00
                                     11.981984                 0.000              11.993767                  0.000      12/31/99
                                           N/A                   N/A                    N/A                    N/A      12/31/98
                                           N/A                   N/A                    N/A                    N/A      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Scudder VIT                          11.162755                54.021              11.207088                272.943      12/31/01
Small Cap Index                      11.057432                 8.017              11.084755                 95.772      12/31/00
                                     11.629080                 0.000              11.640544                  0.000      12/31/99
                                           N/A                   N/A                    N/A                    N/A      12/31/98
                                           N/A                   N/A                    N/A                    N/A      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Strong Opportunity                   16.166547             1,860.121              16.273988                 14.922      12/31/01
Fund II                              16.974091             1,416.029              17.061357                  9.936      12/31/00
                                     16.098506               790.953              16.157323                  0.000      12/31/99
                                     12.064227                15.156              12.090403                  0.000      12/31/98
                                     10.742083                 0.000              10.749472                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
                                     16.974091             1,416.029              17.061357                  9.936      12/31/00
Strong VIF                           16.098506               790.953              16.157323                  0.000      12/31/99
Mid Cap Growth Fund II               12.064227                15.156              12.090403                  0.000      12/31/98
                                     10.742083                 0.000              10.749472                  0.000      12/31/97
                                     14.782585             1,410.277              14.880887                797.623      12/31/01
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------



-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
SUBACCOUNT                         ENHANCED               ENHANCED            ENHANCED WITH          ENHANCED WITH
                                 Accumulation           Accumulation         ADMINISTRATION         ADMINISTRATION
                                  Unit Value         Units Outstanding       CHARGES WAIVED         CHARGES WAIVED        YEAR
                                                                              Accumulation           Accumulation
                                                                               Unit Value          Units Outstanding
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Van Kampen                           15.908551             1,648.470              16.014471                 28.150      12/31/01
Mid Cap Value Portfolio              16.607603               650.778              16.693197                 46.034      12/31/00
                                     15.159702               827.448              15.215264                  0.000      12/31/99
                                     12.760268                15.684              12.788027                  0.000      12/31/98
                                     11.128478                 0.000              11.136071                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Van Kampen                           12.009406             2,274.954              12.089242                124.533      12/31/01
Value Portfolio                      11.872734             1,233.392              11.933810                  9.320      12/31/00
                                      9.605992               703.796               9.641132                  0.000      12/31/99
                                      9.891198                23.284               9.912646                  0.000      12/31/98
                                     10.218060                 0.000              10.225073                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Van Kampen                           12.864100             1,978.853              12.949664                  0.000      12/31/01
Core Plus Fixed Income               11.897491             1,180.235              11.958756                134.867      12/31/00
Portfolio                            10.827853             1,472.104              10.867507                  0.000      12/31/99
                                     11.128092                30.906              11.152242                  0.000      12/31/98
                                     10.426565                 0.000              10.443738                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------
Van Kampen                           13.268793             1,955.110              13.357067                215.533      12/31/01
U.S. Real Estate Portfolio           12.213548             1,151.970              12.276441                  1.523      12/31/00
                                      9.551867               733.827               9.586849                  0.000      12/31/99
                                      9.801228                10.564               9.822531                  0.000      12/31/98
                                     11.116503                 0.000              11.124047                  0.000      12/31/97
-----------------------------------------------   ----------------------   -------------------   -------------------- ------------




The above table gives year-end Accumulation Unit information for each Subaccount other than The Timothy Plan Subaccounts from the end of the year of inception to December 31, 2002. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Value Portfolio. The Timothy Plan Conservative Growth Variable Series Subaccount and The Timothy Plan Strategic Growth Variable Series Subaccount commenced operations concurrently with the effective date of this prospectus with a beginning Accumulation Unit Value of 10.000000. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

FINANCIAL STATEMENTS

     The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the statement of additional information.

PERFORMANCE INFORMATION

     From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

     YIELD DATA

         The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.

     TOTAL RETURN DATA

         The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.


         Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.


         "Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

         "Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

     OTHER PERFORMANCE MEASURES

         The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial

          Planning Magazine, Money Magazine, Bank Rate Monitor,
          Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.


         The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns

- compare investment return on a tax-deferred basis with currently taxable investment return

-    illustrate investment returns by graphs, charts, or otherwise.

THE PORTFOLIOS

     The Separate Account currently offers the following Subaccounts. Each Subaccount is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

     All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.

     The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


DREYFUS PORTFOLIOS

Advisor:                             DREYFUS VARIABLE INVESTMENT FUND ("VIF") - APPRECIATION PORTFOLIO - INITIAL SHARES
The Dreyfus Corporation              The VIF Appreciation Portfolio seeks to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary goal.
Sub-Advisor:                         To pursue these goals, the portfolio invests in common stocks, focusing on "blue
Fayez Sarofim & Co.                  chip" companies with total market values of more than $5 billion at the time of purchase.
Advisor:
The Dreyfus Corporation              DREYFUS VARIABLE INVESTMENT FUND ("VIF") -MONEY MARKET PORTFOLIO
                                     The VIF Money Market Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This Portfolio invests in a diversified portfolio of high quality short-term debt securities. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing
Advisor:                             in the Portfolio.
The Dreyfus Corporation
                                     DREYFUS VARIABLE INVESTMENT FUND ("VIF") -GROWTH AND INCOME PORTFOLIO - INITIAL SHARES
                                     The VIF Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the portfolio invests in stocks, bonds and money market instruments of domestic and foreign issuers.

Advisor:                             DREYFUS VARIABLE INVESTMENT FUND ("VIF") -SMALL CAP PORTFOLIO - INITIAL SHARES
The Dreyfus Corporation              The VIF Small Cap Portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of small-cap companies. Small cap companies are those with market capitalization of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.


Advisor:                                 THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES The Dreyfus
The Dreyfus Corporation                  Socially Responsible Growth Fund, Inc. seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund normally
Sub-Advisor:                             invests at least 80% of its assets in the common stock of companies that Dreyfus
NCM Capital Management Group, Inc.       believes meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Advisor:                                 DREYFUS STOCK INDEX FUND - INITIAL SHARES
The Dreyfus Corporation                  The Dreyfus Stock Index Fund seeks to match the total return of the Standard &
                                         Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally
Index Manager:                           invests in all 500 stocks in the S&P 500(R)in proportion to their weighting in
Mellon Equity Associates (an affiliate   the index. The Fund is not sponsored, endorsed, sold or promoted by Standard &
of Dreyfus)                              Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


INVESCO Variable Investment Funds, Inc.

Advisor:                                 INVESCO VIF  - Core Equity  Fund
INVESCO Funds Group, Inc.                INVESCO VIF - Core Equity Fund seeks high total return through both growth and current income. The Portfolio normally invests in at least 65% (80% effective
                                         July 31, 2002) of its assets in a combination of common stocks of companies with a history of paying regular dividends and debt securities. Debt securities include corporate obligations and obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated to other investments at INVESCO's discretion, based upon current business, economic, and market conditions. The portfolio was formerly called the Industrial Income
                                         Portfolio and the Equity Income Fund.

Advisor:                                 INVESCO VIF -High Yield Fund
INVESCO Funds Group, Inc.                INVESCO VIF - High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. It normally invests at least 65% (80% effective July 31, 2002) of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with investment grade and below investment grade ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to interest rates.

Advisor:                                 INVESCO VIF-Health Sciences Fund
INVESCO Funds Group, Inc.                INVESCO VIF - Health Sciences seeks capital appreciation. The Portfolio normally invests at least 80% of its assets in the equity securities of companies that develop, produce or distribute products or services related to health care.
                                         These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology and healthcare providers and service companies.
                                         The investment advisor attempts to blend well-established healthcare firms with faster-growing, more dynamic health care companies. Well-established health care companies typically provide liquidity and earnings visibility for the Portfolio and represent core holdings in the Fund.


Advisor:
INVESCO Funds Group, Inc.                INVESCO VIF -Dynamics Fund
                                         INVESCO VIF - Dynamics Fund seeks capital appreciation. The Portfolio normally invests at least 65% of its assets in common stocks of mid-sized companies.
                                         INVESCO defines mid-sized companies as companies that are included in the
                                         Russell Midcap Growth Index at the time of purchase, or if not included in that
                                         Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.



Advisor:                                 INVESCO VIF-Financial Services Fund
INVESCO Funds Group, Inc.                INVESCO VIF - Financial Services seeks capital appreciation. The Portfolio invests normally at least 80% of its assets in the equity securities of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies
                                         (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies)
                                         and suppliers to financial services companies. The investment advisor seeks companies which it believes can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate sensitive.


Advisor:
INVESCO Funds Group, Inc.                INVESCO VIF-Small Company Growth Fund
                                         INVESCO VIF - Small Company Growth Fund seeks to achieve growth of capital by normally investing at least 65% (80% effective July 31,
                                         2002) in equity securities of small capitalization companies. INVESCO defines small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase. The scope of the Index varies with market performance of the companies in the Index.


Janus Aspen Series

Advisor:                                 Aggressive Growth Portfolio
Janus Capital Management                 This non-diversified portfolio seeks long-term growth of capital by
LLC                                      investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

Advisor:                                 Worldwide Growth Portfolio
Janus Capital Management                 This diversified portfolio seeks long-term growth of capital in a
LLC                                      manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. International investing may present special risks, including currency fluctuations and social and political developments.


Advisor:                                 BALANCED PORTFOLIO
Janus Capital Management                 This diversified portfolio seeks long-term capital growth, consistent
LLC                                      with preservation of capital and balanced by current income. The
                                         Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.




Advisor:                                 GROWTH PORTFOLIO
JANUS CAPITAL MANAGEMENT                 This diversified portfolio seeks long-term growth of capital in a
LLC                                      manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential.
                                         Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.


Advisor:                                 CAPITAL APPRECIATION PORTFOLIO
Janus Capital Management                 This non-diversified portfolio seeks long-term growth of capital by
LLC                                      investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


PBHG INSURANCE SERIES FUND

Advisor:                                 PBHG GROWTH II PORTFOLIO
Pilgrim Baxter & Associates,             The investment objective of the PBHG Insurance Series Growth II
Ltd.                                     Portfolio is to seek capital appreciation. The Portfolio invests primarily in common stocks of companies that have market
                                         capitalizations similar to the companies in the Russell Midcap(R)
                                         Growth Index and that have strong business momentum, earnings growth and capital appreciation potential. The Advisor expects to focus on companies whose market capitalization or annual revenues are between
                                         $500 million and $10 billion at the time of purchase.


Advisor:                                 PBHG LARGE CAP GROWTH PORTFOLIO
Pilgrim Baxter & Associates, Ltd.        The investment objective of the PBHG Insurance Series Large Cap Growth
                                         Portfolio is to seek long-term growth of capital. The Portfolio invests primarily in common stocks of companies that have market
                                         capitalizations similar to the companies in the Russell 1000(R) Growth
                                         Index and have strong business momentum, earnings growth and capital appreciation potential. The Advisor intends to focus growth securities, such as common stocks, of large capitalization companies that, in the
                                         Advisor's opinion, have strong business momentum, growth in earnings and potential for capital appreciation. The Advisor intends to focus on companies whose market capitalizations are over $5 billion at the time of purchase.


Advisor:                                 PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Pilgrim Baxter & Associates,             The investment objective of the PBHG Insurance Series Technology &
Ltd.                                     Communications Portfolio is to seek long-term growth of capital.
                                         Current income is incidental to the Portfolio's objective. The
                                         Portfolio, a non-diversified fund, invests primarily in common stocks of companies doing business in the Technology and Communications sector of the market. The Portfolio is concentrated which means it will invest
                                         25% or more of its total assets in the groups of the industries within that sector.

Advisor:                                 PBHG SELECT VALUE PORTFOLIO
Pilgrim Baxter & Associates,             The investment objective of the PBHG Select Value Portfolio is to seek
Ltd.                                     long-term growth of capital and income. Current income is a secondary objective. The Portfolio invests in common stocks of no more than 30 companies that have market capitalizations similar to the companies in the S&P 500 Index and are currently under priced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Advisor expects to focus on those companies whose market capitalizations are over $1 billion at the time of purchase.

Advisor:                                 PBHG MID-CAP VALUE PORTFOLIO
Pilgrim Baxter & Associates,             The investment objective of PBHG Mid-Cap Value Portfolio is to seek to
Ltd.                                     provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. The Portfolio invests primarily in common stocks of companies that have market
                                         capitalizations similar to those in the S&P MidCap 400 Index and are currently under priced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price-to-earnings ratio than the Index and its sector weightings are generally within 10% of the
                                         Index.


SCUDDER INVESTMENTS VIT FUNDS

Advisor:                                 VIT EAFE(R)EQUITY INDEX (1)
Deutsche Asset                           Investments in securities of foreign issuers present greater risks
Management, Inc.                         including currency fluctuations and changes in political/economic conditions. Foreign securities markets generally exhibit greater price volatility and are less liquid than the US markets. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance.

                                         The EAFE(R) Index is the exclusive property of Morgan Stanley Capital
                                         International, a service of Morgan Stanley and has been licensed for use by the VIT EAFE(R) Index Fund's investment advisor.


Advisor:                                 VIT SMALL CAP INDEX(1)
Deutsche Asset                           Investments in small-size company stocks generally carry greater risks
Management, Inc.                         than are typically associated with larger companies for various reasons such as steeper price fluctuations, narrower markets, limited financial resources, and less liquid stock. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

                                         "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.

                                         (1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund
                                         Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown
                                         Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management
                                         Investment Services Limited.

STRONG PORTFOLIOS

Advisor:                                   STRONG OPPORTUNITY FUND II, INC.
Strong Investments                         The Strong Opportunity Fund II invests, under normal conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.
                                           The managers base the analysis on a company's "Private Market Value "--
                                           the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. To a limited extent, the fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's
                                           Private Market Value.

Advisor:                                   STRONG VARIABLE INSURANCE FUNDS, INC.-STRONG MID CAP GROWTH FUND II
Strong Investments                         The Strong Mid Cap Growth Fund II invests, under normal conditions, at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines
                                           "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the
                                           Russell Midcap(TM) Index at the time.

THE TIMOTHY PLAN VARIABLE SERIES

Advisor:                                   THE TIMOTHY PLAN STRATEGIC GROWTH VS
Timothy Partners, Ltd.                     The primary investment objective of the Timothy Plan Strategic Growth
                                           Variable Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy
                                           Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds' and
                                           Portfolio's ethical standards, are referred to as "excluded securities."


Advisor:                                   THE TIMOTHY PLAN CONSERVATIVE GROWTH VS
Timothy Partners, Ltd.                     The primary investment objective of the Timothy Plan Conservative
                                           Growth Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy
                                           Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds' and
                                           Portfolio's ethical standards, are referred to as "excluded securities."

VAN KAMPEN

Advisor:                                 MID CAP VALUE PORTFOLIO
Van Kampen(1)                            The investment objective of the Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The
                                         Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P
                                         MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends. The Advisor analyzes securities to identify stocks that are believed to be undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases.


Advisor:                                 VALUE PORTFOLIO
Van Kampen(1)                            The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities.
                                         The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The
                                         Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.



Advisor:                                 CORE PLUS FIXED INCOME  PORTFOLIO- (FORMERLY, FIXED INCOME PORTFOLIO)
Van Kampen(1)                            The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The
                                         Portfolio ordinarily will seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").



Advisor:                                 U.S. REAL ESTATE PORTFOLIO
Van Kampen(1)                            The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).




(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

     The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

     Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

     If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Subaccount or substitutes a Portfolio.

     New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing owners on a basis to be determined by the Company.

     If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

     To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

     The number of votes that an owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

     The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

     The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Subaccount.

     Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

     *Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

     Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

     The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources, Inc. ("GAFRI") a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

     The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT

     Annuity Investors(R) Variable Account B was established by the Company as an insurance company separate account under the laws of the State of Ohio on December 19, 1996, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.


     The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the contracts are obligations of the Company.

GREAT AMERICAN ADVISORS(SM), INC.
Great American Advisors(SM), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.


CHARGES AND DEDUCTIONS

     CHARGES AND DEDUCTIONS BY THE COMPANY

          There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

          Except as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

          The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

          CONTINGENT DEFERRED SALES CHARGE ("CDSC")

Purpose of Charge          Offset expenses incurred by the Company in the sale
                           of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge           Up to 7% of each purchase payment depending on number
                           of years elapsed since receipt of the purchase payment.

============================================= ======== ======== ======== ======== ======= ======== ======== =========
Number of full years elapsed between date
of receipt of purchase payment and date          0        1        2        3       4        5        6       7 or
request for surrender received                                                                                more
--------------------------------------------- -------- -------- -------- -------- ------- -------- -------- ---------
CDSC as a percentage of purchase payment
surrendered                                     7%       6%       5%       4%       3%      2%       1%        0%
============================================= ======== ======== ======== ======== ======= ======== ======== =========

When Assessed                      On partial or full surrenders of purchase
                                   payments during Accumulation Period.

Assessed Against What              Purchase payments only, not earnings. See
                                   the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers                             -        Free withdrawal privilege. See the
                                             Surrenders section for information.

                                    -        In the Company's discretion where
                                             the Company incurs reduced sales
                                             and servicing expenses.

                                    -        Upon separation from service if the
                                             Contract issued with employer plan
                                             endorsement or deferred
                                             compensation endorsement.

                                    -        If the Contract is issued with a
                                             tax sheltered annuity endorsement
                                             (and without an employer plan
                                             endorsement): (i) upon separation
                                             from service if owner has attained
                                             age 55 and Contract has been in
                                             force for at least seven years; or
                                             (ii) after Contract has been in
                                             force fifteen years or more.

                                    -        Long term care waiver rider. See
                                             the Surrenders section for
                                             information.

                                    -        If the Social Security
                                             Administration determines after the
                                             Contract is issued that the owner
                                             is "disabled" as that term is
                                             defined in the Social Security Act
                                             of 1935, as amended.

                                    -        Successor owner endorsement. See
                                             the Account Value section for
                                             information.

                                    -        Where required to satisfy state law
                                             or required for participation in
                                             certain retirement plans.

     CONTRACT MAINTENANCE FEE

Purpose of Charge                   Offset expenses incurred in issuing the
                                    Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge                    $30.00 per year.

When Assessed                       During the Accumulation Period the charge is
                                    deducted on each anniversary of the
                                    effective date of the Contract, and at time of full surrender. During the Benefit
                                    Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What               Amounts invested in the Subaccounts. During
                                    the Accumulation Period, the charge is
                                    deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit
                                    Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the fixed account options.

Waivers                             -        During Accumulation Period if the
                                             Account Value is at least $40,000
                                             on the date the charge is due
                                             (individual contracts only).

                                    -        During Benefit Payment Period if
                                             the amount applied to a variable
                                             dollar benefit is at least $40,000
                                             (individual contracts only).

                                    -        In the Company's discretion where
                                             the Company incurs reduced sales
                                             and servicing expenses.

                                    -        During Benefit Payment Period where
                                             required to satisfy state law.


     TRANSFER FEE

Purpose of Charge                    Offset cost incurred in administering the
                                     Contracts.

Amount of Charge                     $25 for each transfer in excess
                                     of 12 in any contract year. The Company
                                     reserves the right to change the amount of this charge at any time, or the number of transfers which can be made without incurring the charge at any time.

When Assessed                        During Accumulation Period.

Assessed Against What                Deducted from amount transferred.

Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.


     ADMINISTRATION CHARGE

Purpose of Charge                   Offset expenses incurred in administering
                                    the Contracts and the Separate Account.

Amount of Charge                    Daily charge equal to 0.000411% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed                       During the Accumulation Period and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What               Amounts invested in the Subaccounts.


Waivers Not assessed against the fixed account options. May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

     MORTALITY AND EXPENSE RISK CHARGE

Purpose of Charge                   Compensation for bearing certain mortality
                                    and expense risks under the Contract.
                                    Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the
                                    Contracts and the Separate Account will
                                    exceed the amount recovered through the
                                    contract maintenance fees, transfer fees and administration charges.

Amount of Charge                    Daily charge equal to 0.003403% of the daily
                                    Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%. Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."




When Assessed                       During the Accumulation Period, and during
                                    the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What               Amounts invested in the Subaccounts. Not
                                    assessed against the fixed account options.

Waivers When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as "Enhanced Contracts." The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002590% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%. The Company estimates that for Enhanced Contracts, the mortality risk component of this charge is 0.75% and the expense risk component is 0.20%.

         PREMIUM TAXES

         Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

         DISCRETIONARY WAIVERS OF CHARGES

         The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and
         (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

         In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table of this prospectus unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Fee Table of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS

Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

   RIGHT TO CANCEL

         The owner of an individual Contract may cancel it before midnight of the twentieth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the owner instructed.

   PERSONS WITH RIGHTS UNDER A CONTRACT

         OWNER: The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect settlement option, designate annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. In the case of a group Contract, the participant will have the rights of an owner unless restricted by the terms of an employer plan. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred.

         JOINT OWNERS: There may be joint owners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

         SUCCESSOR OWNER: The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.

         ANNUITANT: The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified Contract. The owner may designate an annuitant under a non-tax-qualified Contract.

         BENEFICIARY: The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent death benefit payments.

         PAYEE: Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. The beneficiary is the payee of the death benefit.

         ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD

     Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio re-balancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

          ACCOUNT STATEMENTS

               During the Accumulation Period, the Company will provide a report of the Contract's Account Value, and any other information required by law, at least once each contract year. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

          ACCOUNT VALUE

               The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the owner's interest in the fixed investment options as of that time; and (2) the value of the owner's interest in the Subaccounts as of that time. The value of the owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

          ACCUMULATION UNITS

               Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

               Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

     -         transfer from a Subaccount
     -         full or partial surrender from the Subaccounts
     -         payment of a death benefit
     - application of the amounts in the Subaccounts to a settlement option
     -         deduction of the contract maintenance fee
     -         deduction of any transfer fee

          SUCCESSOR OWNER ENDORSEMENT

               If the Contract is modified by the successor owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

               For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

               The successor owner endorsement may not be available in all states.

PURCHASE PAYMENTS
     Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

                                                                     TAX-QUALIFIED                    NON-TAX-QUALIFIED
MINIMUM INITIAL PURCHASE PAYMENT                                     $2,000                           $5,000
MINIMUM MONTHLY UNDER PERIODIC PAYMENT PROGRAM                       $50                              $100
MINIMUM ADDITIONAL PAYMENTS                                          $50                              $50
MAXIMUM SINGLE PURCHASE PAYMENT                                      $500,000 or Company approval     $500,000 or Company approval

     The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

     Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the initial purchase payment will be applied to the owner's account within two business days.

     Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

INVESTMENT OPTIONS--ALLOCATIONS

     Purchase payments can be allocated in whole percentages to any of the available Subaccounts or fixed account options. See The Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available fixed account options are as follows:

Fixed Accumulation Account Option
One Year Guaranteed Interest Rate Option
Three Year Guaranteed Interest Rate Option
Five Year Guaranteed Interest Rate Option
Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:

                                                                     TAX-QUALIFIED AND NON-TAX-QUALIFIED
MINIMUM ALLOCATION TO ANY SUBACCOUNT                                 $10
MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT                     $10
MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE OPTION                 $2,000
                                                                     No amounts may be allocated to a guarantee period option
                                                                     which would extend beyond the owner's 85th birthday, or 5
                                                                     years after the effective date of the Contract, if later.
-------------------------------------------------------------------- ---------------------------------------------------------------
ALLOCATION DURING RIGHT TO CANCEL PERIOD                             No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the fixed accumulation account option during the right to cancel period.

Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the fixed account options and interest credited to the fixed account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

     PRINCIPAL GUARANTEE PROGRAM

          An owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

     RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS

          At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options--Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.

TRANSFERS

       During the Accumulation Period, an owner may transfer amounts among Subaccounts, among fixed account options, and/or between Subaccounts and fixed account options by written request once each Valuation Period.

       The current restrictions on transfers are as follows:

                                                                     TAX-QUALIFIED AND NON-TAX-QUALIFIED
MINIMUM TRANSFER FROM ANY SUBACCOUNT                                 $500 or balance of Subaccount, if less
MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION                           $500 or balance of fixed account option, if less
MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE OPTION                   $2,000
                                                                     No amounts may be transferred to a guarantee period option, which would extend beyond the owner's 85th birthday or 5
                                                                     years after the effective date of the Contract, if later.

MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER THAN FIXED          During any contract year, 20% of the fixed account option's
ACCOUNT GUARANTEE OPTION WHICH IS MATURING                           value as of the most recent contract anniversary.

TRANSFERS FROM FIXED ACCOUNT OPTIONS                                 -        May not be made prior to first contract anniversary.
                                                                     -        Amounts transferred from fixed account options to
                                                                              Subaccounts may not be transferred back to fixed
                                                                              account options for a period of 6 months from the date
                                                                              of the original transfer.


A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

AUTOMATIC TRANSFER PROGRAMS

     During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

     Currently, the transfer fee does not apply to dollar cost averaging, portfolio re-balancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.


SERVICE                             DESCRIPTION                      MINIMUM ACCOUNT REQUIREMENTS      LIMITATIONS/NOTES
----------------------------------- -------------------------------- --------------------------------- ---------------------------
DOLLAR COST AVERAGING               Automatic transfers from the     Source of funds must be at         Dollar cost
There are risks involved in         money market Subaccount to any   least $10,000.                     averaging transfers
switching between investments       other Subaccount(s), or from                                        may not be made to
available under the Contract.       the Fixed Accumulation Account   Minimum transfer per month is      any of the fixed
Dollar cost averaging requires      option to any Subaccount(s),     $500. When balance of source of    account options. The
regular investments regardless of   on a monthly or quarterly        funds falls below $500, entire     dollar cost
fluctuating price levels and does   basis.                           balance will be allocated          averaging transfers
not guarantee profits or prevent                                     according to dollar cost           will take place on
losses in a declining market. You                                    averaging instructions.            the last Valuation
should consider your financial                                                                          Date of each
ability to continue dollar cost                                                                         calendar month or
averaging transfers through                                                                             quarter as requested
periods of changing price levels.                                                                       by the owner.
----------------------------------- -------------------------------- --------------------------------- ---------------------------


PORTFOLIO RE-BALANCING              Automatically transfer amounts   Minimum Account Value of          Transfers will take
                                    between the Subaccounts and      $10,000.                          place on the last
                                    the Fixed Accumulation Account                                     Valuation Date of
                                    option to maintain the                                             each calendar
                                    percentage allocations                                             quarter. Portfolio
                                    selected by the owner.                                             re-balancing will
                                                                                                       not be available if
                                                                                                       the dollar cost
                                                                                                       averaging program or
                                                                                                       an interest sweep
                                                                                                       from the Fixed
                                                                                                       Accumulation Account
                                                                                                       option is being
                                                                                                       utilized.
----------------------------- -------------------------------- --------------------------------- ---------------------------------

INTEREST SWEEP                      Automatic transfers of the       Balance of each fixed account     Interest sweep
                                    income from any fixed account    option selected must be at        transfers will take
                                    option(s) to any Subaccount(s).  least $5,000. Maximum transfer    place on the last
                                                                     from each fixed account option    Valuation Date of
                                                                     selected is 20% of such fixed     each calendar sweep
                                                                     account option's value per year.  is quarter. not
                                                                     Amounts transferred under the     Interest available
                                                                     interest sweep program will       from the Seven-Year
                                                                     reduce the 20% maximum            Guaranteed Interest
                                                                     transfer amount otherwise         Rate Option if the
                                                                     allowed.                          Principal Guarantee
                                                                                                       Program is selected.

  TELEPHONE, FACSIMILE OR INTERNET TRANSFERS


     Currently, instead of placing a request in writing, an owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's website at www.commodoreva.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's website, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract owners.

     The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

  TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

     The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the service. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.


  OTHER RESTRICTIONS ON TRANSFERS


     Transfers involving Subaccounts may also be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract owners. In particular, a pattern of transfers at coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may not be able to effectuate transfers in such situations.

     Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract owners (or third parties acting on their behalf). If the Company determines that a Contract owner (or third party acting on the Contract owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via U.
     S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U. S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.


SURRENDERS

     An owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on any surrender. The restrictions and charges on surrenders are as follows:

                                                                        TAX-QUALIFIED                   NON-TAX-QUALIFIED
----------------------------------------------------------------------- -----------------------------------------------------------
MINIMUM AMOUNT OF PARTIAL SURRENDER                                                                  $500
----------------------------------------------------------------------- -----------------------------------------------------------
MINIMUM REMAINING ACCOUNT VALUE AFTER PARTIAL SURRENDER                                              $500
----------------------------------------------------------------------- ------------------------------- ---------------------------

AMOUNT AVAILABLE FOR SURRENDER (valued as of end of Valuation Period    Account Value subject to tax Account Value, subject to
in which request for surrender is received by the Company)              law or employer plan employer plan restrictions on
                                                                        restrictions on withdrawals withdrawals
----------------------------------------------------------------------- -----------------------------------------------------------
TAX PENALTY FOR EARLY WITHDRAWAL                                        Up to 10% of Account Value before age 59 1/2
----------------------------------------------------------------------- -----------------------------------------------------------

CONTRACT MAINTENANCE FEE ON FULL SURRENDER                              $30 (no CDSC applies to fee)
----------------------------------------------------------------------- -----------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE ("CDSC")                               Up to 7% of purchase payments
----------------------------------------------------------------------- -----------------------------------------------------------
ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC (ORDER MAY BE DIFFERENT FOR    First from accumulated earnings (no CDSC applies) and then
TAX PURPOSES)                                                           from purchase payments on "first-in, first-out" basis (CDSC may apply)

A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and fixed account options in which the Contract is invested on the date the Company receives the surrender request, unless the owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

     FREE WITHDRAWAL PRIVILEGE

          The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

          If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

     LONG TERM CARE WAIVER RIDER

          If a Contract is modified by the Long Term Care Waiver Rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. This rider may not be available in all States.

     SYSTEMATIC WITHDRAWAL

          During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the contingent deferred sales charge to the extent the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

          Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to owners of tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

          A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

     TERMINATION

          The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Account Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount which would be due the owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.


BENEFIT PAYMENT PERIOD

     ANNUITY BENEFIT

          An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the Contract, whichever is later.

          The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

          If the owner has not previously made an election as to the form of settlement option, the Company will contact the owner to ascertain the form of settlement option to be paid. If the owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

     DEATH BENEFIT

          A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.


          DEATH BENEFIT AMOUNT FOR INDIVIDUAL CONTRACTS



               In states where the Company has received regulatory approval, the Death Benefit will equal the greatest of:

      1)       the Account Value on the Death Benefit Valuation Date; or
      2) the total of all your purchase payments, reduced proportionally for partial surrenders; or
      3)       the Historic High Value.

The Historic High Value is equal to the lesser of (a) 200% of the total purchase payments, reduced proportionally for partial surrenders and (b) the High Value, reduced proportionally for partial surrenders taken after the High Value was reached. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 65. If this Contract was issued after the owner's 60th birthday, there is no High Value. This means there is no Historic High Value.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. it will also be reduced by any outstanding loans. The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The Death Benefit Amount will be allocated among the Subaccounts and fixed account options. This allocation will occur as of the Death Benefit Valuation Date.

DEATH BENEFIT AMOUNT FOR GROUP CONTRACTS

In states where the Company has received regulatory approval, the Death Benefit Amount for a Participant in a group Contract will equal the greatest of:

      1) the Participant's Account Value as of the Death Benefit Valuation Date; or
      2) the Participant's total purchase payments, reduced proportionally for any partial surrenders; or
      3)    the Historic High Value;

The Historic High Value is equal to the lesser of (a) 200% of the total purchase payments that we have received from the Participant, reduced proportionally for partial surrenders and (b) the High Value, reduced proportionally for any partial surrenders that are taken after the High Value was reached. The High Value is the largest Account Value on the fifth or any subsequent Certificate Anniversary, but before the Death Benefit Valuation Date and prior to the Participant's Age 65. If the Certificate was issued to the Participant after he or she is age 60, there can be no High Value. This means that there can be no Historic High Value.

The Death Benefit Amount for a Participant will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans. The reduction for any partial surrenders will be in the same proportion that the Participant's Account Value was reduced on the date of the partial surrender. The Death Benefit Amount will be allocated among the Subaccounts and fixed account options. This allocation will occur as of the Death Benefit Valuation Date for that Participant.

     SETTLEMENT OPTIONS

          When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the statement of additional information.

FORM OF SETTLEMENT OPTION

     The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

     The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.

     The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

     INCOME FOR A FIXED PERIOD: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)

     LIFE ANNUITY WITH PAYMENTS FOR AT LEAST A FIXED PERIOD: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

     JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

     LIFE ANNUITY: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

     Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

     The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the

     Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

     The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

     The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 3%.

     The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

     The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.


FEDERAL TAX MATTERS

     This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the statement of additional information.

     The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

     TAX DEFERRAL ON ANNUITIES

          Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC
          Section 72. These requirements are discussed in the statement of additional information. In addition, tax deferral is not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan or the owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED PLANS

     Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation). Tax-deferral is generally also available under these IRC Sections through the use of a trust or custodial account without the use of an annuity.

     Tax law requirements applicable to tax-qualified retirement plans, including Individual Retirement Annuities ("IRAs"), and the tax treatment of amounts held and distributed under such plans, are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a Contract used in the plan. In particular, if you intend to use the Contract in connection with a tax-qualified retirement plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on tax-qualified retirement plans, including IRAs.

     Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

     INDIVIDUAL RETIREMENT ANNUITIES

          IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

          IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. This Contract provides death benefits that in certain circumstances may exceed the greater of the purchase payments and the Account Value. It is possible that the Contract's death benefit could be viewed as providing life insurance coverage, with the result that the Contract would not be viewed as satisfying the requirements of an IRA. This could result in adverse tax consequences to the owner.


     ROTH IRAS

          IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax-deductible. Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses. As discussed above, there is some uncertainty regarding the treatment of the Contract's death benefit for purposes of the tax rules governing IRAs (including Roth IRAs).

     TAX-SHELTERED ANNUITIES

     IRC 403(b) of the Code permits contributions a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC
     Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plans.

     TEXAS OPTIONAL RETIREMENT PROGRAM

          The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Under Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code, provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment.


     TEXAS TEACHERS RETIREMENT SYSTEM



          The Texas Teachers Retirement System ("TRS") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities. In order to qualify for inclusion as an investment option in the TRS program, the Contracts are subject to certain requirements established by TRS. Among other things, the TRS requirements impose limitations on total expenses (including expenses of the Portfolios). As a result, some of the Subaccounts and their underlying Portfolios may not be available to TRS Contract owners for allocation of purchase payments or transfers. Similarly, certain optional benefits that are, or may be, offered to other Contract owners for an extra charge may not be available to TRS Contract owners due to these limitations.


     PENSION AND PROFIT SHARING PLANS

          IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

     GOVERNMENTAL DEFERRED COMPENSATION PLANS

          State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).


NONQUALIFIED DEFERRED COMPENSATION PLANS

          Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.


SUMMARY OF INCOME TAX RULES
         The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts:

---------------------------- --------------------------------------------------------- --------------------------------------------
                             TAX-QUALIFIED PLANS                                       BASIC NON-TAX-QUALIFIED CONTRACTS
                             NONQUALIFIED DEFERRED COMPENSATION PLANS
---------------------------- --------------------------------------------------------- --------------------------------------------
PLAN TYPES                   -        IRC Section 401 (Pension and Profit Sharing)     -  IRC Section 72 only
                             -        IRC Section 403(b) (Tax Sheltered Annuities)
                             -        IRC Section 408 (IRA, SEP, SIMPLE IRA)
                             -        IRC Section 408A (Roth IRA)
                             -        IRC Section 457
                             -        Nonqualified Deferred Compensation
---------------------------- --------------------------------------------------------- --------------------------------------------
WHO MAY PURCHASE CONTRACT    Natural person, employer, or employer plan.               Anyone. Non-natural person may purchase but
                             Nonqualified deferred compensation plans will generally   will generally lose tax-deferred status.
                             lose tax-deferred status of Contract.
---------------------------- --------------------------------------------------------- -------------------------------------------
TAXATION OF SURRENDERS       If there is an after-tax "investment in the contract,"   Account Value in excess of "investment in
                             a pro rata portion of amount surrendered is taxable      the contract" is included in taxable income.
                             income based on ratio of "investment in the contract"    Generally, the "investment in the contract"
                             to Account Value. Usually, 100% of distributions from a  will equal the sum of all purchase payments
                             qualified plan must be included in taxable income        less prior non-taxable withdrawals.
                             because there were no after-tax contributions and        Surrenders are deemed to come from earnings
                             therefore no "investment in the contract."  Qualified    first, and "investments in the contract"
                             distributions fromss.408A Roth IRA may be completely     last.
                             tax-free.

                             Surrenders prior to age 59 1/2 may be subject to         For a Contract purchased as part of an IRC
                             10% or greater tax penalty depending on the type         Section 1035 exchange which includes
                             of qualified plan.                                       contributions made before August 14, 1982
                                                                                      ("pre-TEFRA contributions") partial
                                                                                      withdrawals are not taxable until the
                             Surrenders from tax-qualified Contracts may be           pre-TEFRA contributions have been returned.
                             restricted to meet requirements of the Internal
                             Revenue Code or the terms of a retirement plan.          The  taxable portion of any surrender prior
                                                                                      to age 59 1/2 may be subject to a 10% tax
                                                                                      penalty.
------------------- --------------------------------------------------------- -----------------------------------------------------
TAXATION OF BENEFIT          For fixed dollar benefit payments, a percentage of each payment is tax-free
PAYMENTS (ANNUITY BENEFIT    equal to the ratio of after-tax "investment in the contract" (if any) to the
PAYMENTS OR DEATH BENEFIT    total expected payments, and the balance is included in taxable income. For
PAYMENTS)                    variable dollar benefit payments, a specific dollar amount of each payment is tax-free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax-free. The taxable portion of any payments received before age 59 1/2 may be subject to a
                             10% penalty (25% for SIMPLE IRA payments with in the first 2 years of participation). Tax penalties do not apply to any payments after the death of the owner.

                             As discussed above, there is some uncertainty regarding the treatment of the
                             Contract's death benefit for purposes of the tax rules governing IRAs (including
                             Roth IRAs). Please refer to the Individual Retirement Annuities section of this prospectus for additional information.

---------------------------- ------------------------------------------------------------------------------------------------------
TAXATION OF LUMP SUM DEATH  Taxed to recipient generally in same manner as full surrender. Tax penalties do
BENEFIT PAYMENT             not apply to death benefit distributions. As discussed above, there is some uncertainty regarding the treatment of the Contract's death benefit for purposes of the tax rules governing IRAs (including Roth IRAs). Please refer to the
                            Individual Retirement Annuities section of this prospectus for additional information.
---------------------------- --------------------------------------------------------- --------------------------------------------
ASSIGNMENT OF                Assignment and transfer of ownership generally not        Generally, deferred earnings become taxable
CONTRACT/TRANSFER OF         permitted.                                                to transferor at time of transfer and
OWNERSHIP                                                                              transferee receives an "investment in the
                                                                                       contract" equal to the Account Value at that
                                                                                       time. Gift tax consequences are not
                                                                                       discussed herein.


---------------------------- --------------------------------------------------------- --------------------------------------------
WITHHOLDING                  Eligible rollover distributions from Section 401 and      Generally, payee may elect to have taxes
                             Section 403(b) Contracts subject to 20% mandatory         withheld or not.
                             withholding on taxable portion unless direct rollover.
                             Section 457 plan benefits and nonqualified deferred
                             compensation plan benefits subject to wage
                             withholding. For all other payments, payee may
                             elect to have taxes withheld or not.
---------------------------- --------------------------------------------------------- --------------------------------------------

GLOSSARY OF FINANCIAL TERMS

     The following financial terms explain how the variable portion of the Contracts are valued. Read these terms in conjunction with the Definitions section of this prospectus.


     ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

     After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

     A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.

     BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

     The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

 In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT

     The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's web site www.sec.gov. The registration number for the Registration Statement is 333-19725.

OTHER INFORMATION AND NOTICES

     HOUSEHOLDING- REVOCATION OF CONSENT

          Owners at a shared address who have consented to receive only one copy of each prospectus, annual report or other required document per household ("householding") may revoke their consent, and may receive separate documents, by contacting the Company at 1-800-789-6771.

          Owners who wish to give consent for householding to avoid receiving multiple copies of required documents should contact the Company at 1-800-789-6771 for additional information about householding. Consent may be revoked at any time.

     ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

          Owners who wish to receive prospectuses, SAIs, annual reports and other required documents only in electronic form must give their consent in writing. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

     LEGAL PROCEEDINGS

          The Company and Great American Advisors (sm), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION
A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:


                                                                           Page
     ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ........................... 3

            General Information and History ................................ 3

            State Regulation ............................................... 3


     SERVICES .............................................................. 3

             Safekeeping of Separate Account Assets ........................ 3

             Records and Reports ........................................... 3

             Experts ....................................................... 3

     DISTRIBUTION OF THE CONTRACTS ......................................... 3

     CALCULATION OF PERFORMANCE INFORMATION ................................ 4

            Money Market Subaccount Standardized Yield Calculation ......... 4

            Average Annual Total Return Calculation ........................ 5

            Cumulative Total Return Calculation ............................ 5

             Standardized Average Annual Total Return Data ................. 6

             Non-Standardized Average Annual Total Return Data ............. 7

             Other Performance Measures .................................... 8

     BENEFIT UNITS-TRANSFER FORMULAS ....................................... 9

     FEDERAL TAX MATTERS ...................................................10

             Taxation of Separate Account Income ...........................10

             Tax Deferred Status of Non Qualified Contracts ................10

     FINANCIAL STATEMENTS ..................................................11




          Copies of the statement of additional information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company(R), P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site, www.commodoreva.com, to request a copy.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


     Name:
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                                                                 [TO BE UPDATED]


                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B


              THE COMMODORE SPIRIT, THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES



                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2003



Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2003, for either The Commodore Spirit, The Commodore Advantage or The Commodore Independence Variable
Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.


This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the Scudder VIT Equity 500 Index Subaccount, the INVESCO VIF-Total Return Fund Subaccount, the Van Kampen - Emerging Markets Equity Portfolio, and The Timothy Plan Small-Cap Variable Series Subaccount (collectively, the "Subaccounts"). The Scudder, INVESCO, and Van Kampen Subaccounts are additional investment options of the Contracts available only to Contract owners who held Accumulation Units in these Subaccounts on April 30, 2001. The Timothy Plan Subaccount is an additional investment option of the Contracts available only to Contract owners who held Accumulation Units in that Subaccount on April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.


The Statement of Additional Information ("SAI") dated May 1, 2003, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the Statement of Additional Information is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Spirit is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.

--------------------------------------------------------------------------------
THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-  THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
-  THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
   UNION
- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
-  THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

--------------------------------------------------------------------------------

FEE TABLE
---------

These tables describe fees and expenses that you may pay directly or indirectly if you allocate purchase payments to or transfer amounts to the Subaccounts. More complete information about fees and expenses that you may pay directly or indirectly by purchasing a Contract is located in the "Fee Table" and the "Charges and Deductions" sections of the Contract Prospectus.

PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE REIMBURSEMENT) FOR YEAR ENDED
12/31/01(1)
(As a percentage of Portfolio average net assets)

                                                                           MANAGEMENT       OTHER      TOTAL ANNUAL
PORTFOLIO                                                                     FEES         EXPENSES      EXPENSES
------------------------------------------------------------------------ --------------- ------------- --------------
Scudder VIT Equity 500 Index(2)                                               0.20           0.10          0.30
------------------------------------------------------------------------ --------------- ------------- --------------
INVESCO VIF Total Return Fund(3)                                              0.75           0.40          1.15
------------------------------------------------------------------------ --------------- ------------- --------------
Van Kampen - Emerging Markets Equity Portfolio(4)                             0.98           0.77          1.75
------------------------------------------------------------------------ --------------- ------------- --------------
The Timothy Plan Small-Cap Variable Series(5)                                 1.00           0.20          1.20
------------------------------------------------------------------------ --------------- ------------- --------------

     (1) Data for each Portfolio are for its fiscal year ended December 31, 2001. Actual expenses in future years may be higher or lower. The Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses. The actual fees and expenses for the Portfolios before any applicable fee waivers, or expense reductions or reimbursements were as follows:

                                                                                                  TOTAL
        PORTFOLIO                                                     MANAGEMENT      OTHER       ANNUAL
                                                                         FEES        EXPENSES    EXPENSES
        ----------------------------------------------------------- --------------- ----------- ------------
        Scudder VIT Equity 500 Index(2)                                  0.20          0.11        0.31
        ----------------------------------------------------------- --------------- ----------- ------------
        INVESCO VIF Total Return Fund(3)                                 0.75          0.56        1.31
        ----------------------------------------------------------- --------------- ----------- ------------
        Van Kampen - Emerging Markets Equity Portfolio(4)                0.98          0.87        1.85
        ----------------------------------------------------------- --------------- ----------- ------------
        The Timothy Plan Small-Cap Variable Series(5)                    1.00          1.00        2.00
        ----------------------------------------------------------- --------------- ----------- ------------

     (2)The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

     (3)The INVESCO VIF Total Return Fund's actual Other Expenses and Total Annual Expenses were lower than the figures shown, because the Fund's custodian fees were reduced under an expense offset agreement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors.

     (4)The management fee for the Van Kampen - Emerging Markets Equity Portfolio has been reduced to reflect the voluntary waiver of a portion or all of the management fee and reimbursement by the portfolio's adviser to the extent the total annual operating expenses excluding certain investment-related expenses exceed 1.75%. For the year ended 12/31/2001, these excluded expenses totaled 0.05%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

     (5)The Adviser contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio's total annual operating expenses at 1.20% through the life of the fund. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitations.

EXAMPLES
--------

The following examples should help you compare the cost of investing in the Subaccounts described in this Supplemental Prospectus with the cost of investing in other Subaccounts available under the Contracts, as described in the Contract Prospectus.

The following examples should not be considered a representation of past or future expenses or annual rates of return of any Portfolio or Subaccount. Actual expenses and annual rates of return may be greater or lesser than the amounts shown. The Examples assume the reinvestment of all dividends and distributions, no transfers among Subaccounts or between the Fixed Account options and the Subaccounts, and a 5% annual rate of return. The certificate or contract maintenance fee for The Commodore Navigator, The Commodore Advantage and The Commodore Independence is reflected in the Examples as a charge of $2.01, $0.22 or $1.25, respectively, based on the ratio of actual certificate or contract maintenance fees collected for the year ending 12/31/01 to total average net assets as of 12/31/01. The Examples do not include charges for premium taxes. Any waivers or reimbursement of Portfolio fees and/or expenses are reflected in the Examples, and are assumed to continue throughout the periods shown.

-------------------------------------- ----------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------
THE COMMODORE NAVIGATOR SCUDDER VIT
EQUITY 500 INDEX SUBACCOUNT            If  the  owner  surrenders  his  or  her  If the owner does not  surrender  his or contract  at the  end of the  applicable  her Contract,  or if it is annuitized at
                                       time  period,   the  following  expenses  the end of the  applicable  time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment

-------------------------------------- ----------------------------------------- -----------------------------------------

                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       90        113        144        277        20        63         114       277
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age 65 and Younger                 91        117        150        290        21        67         120       290
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age over 65 and under 79           92        122        158        310        22        72         128       310
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Enhanced Contracts                       87        104        127        235        17        54         97        235
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Enhanced Contracts With
Administration Charge Waived             85        99         118        214        15        49         88        214
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------


-------------------------------------- ----------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

THE COMMODORE NAVIGATOR INVESCO VIF    If the owner surrenders his or her        If the owner does not surrender his or
TOTAL RETURN FUND SUBACCOUNT           contract at the end of the applicable     her Contract, or if it is annuitized at
                                       time period, the following expenses       the end of the applicable time period,
                                       would be charged on a $1,000 investment   the following expenses would be charged
                                                                                 on a $1,000 investment

-------------------------------------- ----------------------------------------- -----------------------------------------

                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       98        141        192        387        28        91         162       387
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age 65 and Younger                 99        144        198        399        29        94         168       399
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age over 65 and under 79           101       149        206        417        31        99         176       417
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Enhanced Contracts                       95        131        176        349        25        81         146       349
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Enhanced Contracts With
Administration Charge Waived             94        127        167        330        24        77         137       330
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------


-------------------------------------- ----------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

THE COMMODORE NAVIGATOR                If the owner surrenders his or her        If the owner does not surrender his or
VAN KAMPEN - EMERGING MARKETS EQUITY   contract at the end of the applicable     her Contract, or if it is annuitized at
PORTFOLIO SUBACCOUNT                   time period, the following expenses       the end of the applicable time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment

                                       ----------------------------------------- -----------------------------------------


                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       104       160        225        459        34        110        195       459
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age 65 and Younger                 105       163        230        471        35        113        200       471
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age over 65 and under 79           107       167        238        488        37        117        208       488
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Enhanced Contract                        101       150        209        423        31        100        179       423
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Enhanced Contracts With
Administration Charge Waived             100       146        201        405       100        146        201       405
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

* Annuitization is not permitted under the Contracts until after the second Contract Year.

-------------------------------------- ----------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

THE COMMODORE NAVIGATOR                If  the  owner  surrenders  his  or  her  If the owner does not  surrender  his or
TIMOTHY PLAN SMALL-CAP VARIABLE        contract  at the  end of the  applicable  her Contract,  or if it is annuitized at
SERIES SUBACCOUNT                      time  period,   the  following  expenses  the end of the  applicable  time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment

                                       ----------------------------------------- -----------------------------------------


                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       99        142        195        393        29        92         165       393
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age 65 and Younger                 100       146        201        405        30        96         171       405
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Optional Death Benefit Contracts
Issue age over 65 and under 79           101       150        209        423        31        100        179       423
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Enhanced Contract                        96        133        178        356        26        83         148       356
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Enhanced Contracts With
Administration Charge Waived             94        128        170        336        24        78         140       336
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------


------------------------------------- ------------------------------------------ -----------------------------------------
                                          Example # 1 - Assuming Surrender          Example #2 - Assuming No Surrender
                                          --------------------------------          ----------------------------------

THE COMMODORE ADVANTAGE SCUDDER VIT   If  the  owner   surrenders  his  or  her  If the owner does not  surrender  his or
EQUITY 500 INDEX SUBACCOUNT           contract  at the  end  of the  applicable  her Contract,  or if it is annuitized at
                                      time  period,   the  following   expenses  the end of the  applicable  time period,
                                      would be charged on a $1,000 investment    the following  expenses would be charged
                                                                                 on a $1,000 investment

                                      ------------------------------------------ -----------------------------------------


                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
------------------------------------- --------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       98        138        165        256        18        58         105       256
------------------------------------- --------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Standard Contracts With
Administration Charges Waived            96        133        156        235        16        53         96        235
------------------------------------- --------- ---------- ---------- ---------- --------- ---------- ---------- ---------


--------------------------------------- ---------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

THE COMMODORE ADVANTAGE INVESCO VIF     If  the  owner  surrenders  his  or her  If the owner does not  surrender  his or
TOTAL RETURN FUND SUBACCOUNT            contract  at the end of the  applicable  her Contract,  or if it is annuitized at time  period,  the  following  expenses  the end of the  applicable  time period, would be charged on a $1,000 investment  the following  expenses would be charged on a $1,000 investment

                                        ---------------------------------------- -----------------------------------------


                                        1 Year   3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       106       165        213        367        26        85         153       367
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Standard Contracts With
Administration Charges Waived            105       161        205        348        25        81         145       348
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------


--------------------------------------- ---------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

THE COMMODORE ADVANTAGE                 If  the  owner  surrenders  his  or her  If the owner does not  surrender  his or
VAN KAMPEN - EMERGING MARKETS EQUITY    contract  at the end of the  applicable  her Contract,  or if it is annuitized at
PORTFOLIO SUBACCOUNT                    time  period,  the  following  expenses  the end of the  applicable  time period, would be charged on a $1,000 investment  the following  expenses would be charged on a $1,000 investment

                                        ---------------------------------------- -----------------------------------------


                                        1 Year   3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       113       184        246        440        33        104        186       440
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Standard Contracts With
Administration Charges Waived            111       180        238        422        31        100        178       422
--------------------------------------- ------- ---------- ---------- ---------- --------- ---------- ---------- ---------

* Annuitization is not permitted under the Contracts until after the second Contract Year.

-------------------------------------- ----------------------------------------- -----------------------------------------
                                           Example # 1 - Assuming Surrender         Example #2 - Assuming No Surrender
                                           --------------------------------         ----------------------------------

The Commodore Advantage Timothy Plan   If  the  owner  surrenders  his  or  her  If the owner does not  surrender  his or
Small-Cap Variable Series Subaccount   contract  at the  end of the  applicable  her Contract,  or if it is annuitized at
                                       time  period,   the  following  expenses  the end of the  applicable  time period,
                                       would be charged on a $1,000 investment   the following  expenses would be charged
                                                                                 on a $1,000 investment

                                       ----------------------------------------- -----------------------------------------

                                       1 Year    3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------

Standard Contracts                       107       167        216        373        27        87         156       373
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
Standard Contracts With
Administration Charges Waived            105       162        207        354        25        82         147       354
-------------------------------------- -------- ---------- ---------- ---------- --------- ---------- ---------- ---------


----------------------------------------------------- -------------------------------------------
                                                                       Example
                                                                       -------

The Commodore Independence                            If  the  owner   surrenders   his  or  her
Scudder VIT Equity 500 Index Subaccount               contract  at the  end  of  the  applicable
                                                      time  period,  or if the  owner  does  not
                                                      surrender  his or her  Contract,  or if it
                                                      is  annuitized,  the expenses  shown would
                                                      be charged on a $1,000 investment

                                                      -------------------------------------------

                                                       1 Year*   3 Years    5 Years    10 Years
----------------------------------------------------- ---------- --------- ---------- -----------

Standard Contracts (1.40%)                               19         61        110        268
----------------------------------------------------- ---------- --------- ---------- -----------

Enhanced Contracts (1.10%)                               16         51        93         227
----------------------------------------------------- ---------- --------- ---------- -----------

Enhanced Contracts (0.90%)                               14         45        81         198
----------------------------------------------------- ---------- --------- ---------- -----------

Enhanced With Administration Charges Waived (0.95%)      14         46        84         205
----------------------------------------------------- ---------- --------- ---------- -----------

Enhanced With Administration Charges Waived (0.75%)      12         40        72         177
----------------------------------------------------- ---------- --------- ---------- -----------

----------------------------------------------------- -------------------------------------------
                                                                       Example
                                                                       -------

THE COMMODORE INDEPENDENCE                            If  the  owner   surrenders   his  or  her
 INVESCO VIF TOTAL RETURN FUND SUBACCOUNT             contract  at the  end  of  the  applicable
                                                      time  period,  or if the  owner  does  not
                                                      surrender  his or her  Contract,  or if it
                                                      is  annuitized,  the expenses  shown would
                                                      be charged on a $1,000 investment

                                                      -------------------------------------------

                                                       1 Year*    3 Years    5 Years   10 Years
----------------------------------------------------- ---------- ---------- ---------- ----------

Standard Contracts (1.40%)                               28         89         158        378
----------------------------------------------------- ---------- ---------- ---------- ----------

Enhanced Contracts (1.10%)                               24         79         142        341
----------------------------------------------------- ---------- ---------- ---------- ----------

Enhanced Contracts (0.90%)                               22         73         130        315
----------------------------------------------------- ---------- ---------- ---------- ----------

Enhanced With Administration Charges Waived (0.95%)      14         46         84         205
----------------------------------------------------- ---------- ---------- ---------- ----------

Enhanced With Administration Charges Waived (0.75%)      21         68         122        295
----------------------------------------------------- ---------- ---------- ---------- ----------


* Annuitization is not permitted under the Contracts until after the second Contract Year.

----------------------------------------------------- ---------------------------------------------
                                                                        Example
                                                                        -------

THE COMMODORE INDEPENDENCE                            If  the  owner   surrenders   his  or  her
VAN KAMPEN -EMERGING MARKETS EQUITY PORTFOLIO         contract  at the  end  of  the  applicable
SUBACCOUNT                                            time  period,  or if the  owner  does  not
                                                      surrender  his or her  Contract,  or if it
                                                      is  annuitized,  the expenses  shown would
                                                      be charged on a $1,000 investment

                                                      ---------------------------------------------

                                                       1 Year*    3 Years    5 Years    10 Years
----------------------------------------------------- ---------- ---------- ---------- ------------

Standard Contracts (1.40%)                               34         107        191         451
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced Contracts (1.10%)                               31         98         175         415
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced Contracts (0.90%)                               29         92         164         391
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced With Administration Charges Waived (0.95%)      23         74         133         321
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced With Administration Charges Waived (0.75%)      27         87         156         372
----------------------------------------------------- ---------- ---------- ---------- ------------

----------------------------------------------------- ---------------------------------------------
                                                                        Example
                                                                        -------

THE COMMODORE INDEPENDENCE                            If the owner  surrenders his or her contract
TIMOTHY PLAN SMALL-CAP VARIABLE SERIES SUBACCOUNT     at the end of the  applicable  time  period,
                                                      or if the owner  does not  surrender  his or
                                                      her Contract,  or if it is  annuitized,  the
                                                      expenses  shown would be charged on a $1,000
                                                      investment

                                                      ---------------------------------------------

                                                       1 Year*    3 Years    5 Years    10 Years
----------------------------------------------------- ---------- ---------- ---------- ------------

Standard Contracts (1.40%)                               28         90         161         385
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced Contracts (1.10%)                               25         81         144         347
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced Contracts (0.90%)                               23         74         133         321
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced With Administration Charges Waived (0.95%)      23         76         136         328
----------------------------------------------------- ---------- ---------- ---------- ------------

Enhanced With Administration Charges Waived (0.75%)      21         69         125         302
----------------------------------------------------- ---------- ---------- ---------- ------------

* Annuitization is not permitted under the Contracts until after the second Contract Year.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The tables below give year-end Accumulation Unit Information for the Commodore Navigator, Commodore Advantage, and Commodore Independence variable annuities with respect to the Scudder, INVESCO, Van Kampen and Timothy Plan Subaccounts. This information is presented from the end of the year of inception through December 31, 2001. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value was 10.000000 as of July 15, 1997 (the date the INVESCO and Van Kampen Subaccounts commenced operations), or as of May 1, 1998 (the date the Timothy Plan Subaccount commenced operations), or as of May 1, 1999 (the date the Scudder Subaccount commenced operations).

--------------------------- ------------------------------------------------------------------------------------------- -----------
SUBACCOUNT                                                   THE COMMODORE NAVIGATOR                                       YEAR
                                                                    333-19725                                              ENDED
                            ------------------------------------------------------------------------------------------
                                      STANDARD               OPTIONAL DEATH BENEFIT         OPTIONAL DEATH BENEFIT
                                                           (ISSUE AGE 65 AND YOUNGER)   (ISSUE AGE OVER 65 AND UNDER 79)
                            ----------------------------- ------------------------------ ------------------------------
                            Accumulation   Accumulation    Accumulation   Accumulation    Accumulation   Accumulation
                                Unit           Units           Unit           Units           Unit           Units
                                Value       Outstanding       Value        Outstanding       Value        Outstanding
--------------------------- -------------- -------------- --------------- -------------- --------------- -------------- -----------
SCUDDER VIT EQUITY 500        8.383718      236,942.002      8.360924         0.000         8.327974         0.000       12/31/01
INDEX
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              9.681308      236,998.179        N/A             N/A            N/A             N/A        12/31/00
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              10.815237     73,596.514         N/A             N/A            N/A             N/A        12/31/99
--------------------------- -------------- -------------- --------------- -------------- --------------- -------------- -----------
INVESCO VIF                   10.134755     361,909.293     10.089992         0.000        10.023649         0.000       12/31/01
TOTAL RETURN FUND
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              10.431261     278,576.941        N/A             N/A            N/A             N/A        12/31/00
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              10.811807     258,825.173        N/A             N/A            N/A             N/A        12/31/99
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              11.348675     154,762.526        N/A             N/A            N/A             N/A        12/31/98
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              10.503108     14,641.934         N/A             N/A            N/A             N/A        12/31/97
--------------------------- -------------- -------------- --------------- -------------- --------------- -------------- -----------
VAN KAMPEN EMERGING           6.311285      157,013.225      6.283623         0.000         6.242271         0.000       12/31/01
MARKETS EQUITY PORTFOLIO
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              6.844447      171,508.549        N/A             N/A            N/A             N/A        12/31/00
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              11.416896     56,080.554         N/A             N/A            N/A             N/A        12/31/99
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              5.915866      30,255.642         N/A             N/A            N/A             N/A        12/31/98
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              7.911559       9,042.956         N/A             N/A            N/A             N/A        12/31/97
--------------------------- -------------- -------------- --------------- -------------- --------------- -------------- -----------
THE TIMOTHY PLAN              14.201161     358,967.966     14.150023        13.748        14.073530         0.000       12/31/01
SMALL-CAP VARIABLE SERIES
PORTFOLIO
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              12.876042     256,856.613        N/A             N/A            N/A             N/A        12/31/00
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              12.097693     94,238.615         N/A             N/A            N/A             N/A        12/31/99
                            -------------- -------------- --------------- -------------- --------------- -------------- -----------
                              10.283942     29,293.327         N/A             N/A            N/A             N/A        12/31/98
--------------------------- -------------- -------------- --------------- -------------- --------------- -------------- -----------


--------------------------- ------------------------------------------------------------ -----------
SUBACCOUNT                   THE COMMODORE NAVIGATOR                                        YEAR
                                    333-19725                                               ENDED
                            ------------------------------------------------------------
                                      ENHANCED            ENHANCED WITH ADMINISTRATION
                                                                 CHARGES WAIVED
                            -------------- -------------- --------------- --------------
                            Accumulation   Accumulation    Accumulation   Accumulation
                                Unit           Units           Unit           Units
                                Value       Outstanding       Value        Outstanding
--------------------------- -------------- -------------- --------------- -------------- -----------
SCUDDER VIT EQUITY 500        8.450260       1,459.618       8.483809        179.116      12/31/01
INDEX
                            -------------- -------------- --------------- -------------- -----------
                              9.729061        66.267         9.753088        190.592      12/31/00
                            -------------- -------------- --------------- -------------- -----------
                              10.836517        0.000        10.847192        131.993      12/31/99
--------------------------- -------------- -------------- --------------- -------------- -----------
INVESCO VIF                   10.269754      5,148.335      10.338078         0.708       12/31/01
TOTAL RETURN FUND
                            -------------- -------------- --------------- -------------- -----------
                               10.538737     3,457.428      10.593005        97.764       12/31/00
                            -------------- -------------- --------------- -------------- -----------
                              10.890979      1,936.199      10.930872         0.000       12/31/99
                            -------------- -------------- --------------- -------------- -----------
                              11.397954       111.314          N/A             N/A        12/31/98
                            -------------- -------------- --------------- -------------- -----------
                              10.517508        0.000           N/A             N/A        12/31/97
--------------------------- -------------- -------------- --------------- -------------- -----------
VAN KAMPEN EMERGING           6.395453        744.747        6.438076         2.142       12/31/01
MARKETS EQUITY PORTFOLIO
                            -------------- -------------- --------------- -------------- -----------
                              6.915029        395.495        6.950699        54.714       12/31/00
                            -------------- -------------- --------------- -------------- -----------
                              11.500499       128.179       11.542646         0.000       12/31/99
                            -------------- -------------- --------------- -------------- -----------
                              5.941609         0.000         5.954580         0.000       12/31/98
                            -------------- -------------- --------------- -------------- -----------
                              7.922446         0.000         7.927919         0.000       12/31/97
--------------------------- -------------- -------------- --------------- -------------- -----------
THE TIMOTHY PLAN              14.356543      1,265.216      14.376029         0.000       12/31/01
SMALL-CAP VARIABLE SERIES
PORTFOLIO
                            -------------- -------------- --------------- -------------- -----------
                              12.978169       676.849       12.976380         0.000       12/31/00
                            -------------- -------------- --------------- -------------- -----------
                              12.157659       374.501       12.137973         0.000       12/31/99
                            -------------- -------------- --------------- -------------- -----------
                              10.304332       17.653           N/A             N/A        12/31/98
--------------------------- -------------- -------------- --------------- -------------- -----------

----------------------- ------------------------------------------------------------------------------------------- ----------
SUBACCOUNT                                              THE COMMODORE INDEPENDENCE                                    YEAR
                                                                333-51955                                             ENDED
                        ---------------------------------------------------------- --------------------------------
                                  STANDARD                     ENHANCED             ENHANCED WITH ADMINISTRATION
                                  (1.40%)                       (1.10%)                CHARGES WAIVED (0.90%)
                        -------------- -------------- -------------- ------------- -------------- -----------------
                        Accumulation   Accumulation   Accumulation   Accumulation  Accumulation     Accumulation
                            Unit           Units          Unit          Units          Unit            Units
                            Value       Outstanding       Value      Outstanding       Value        Outstanding
----------------------- -------------- -------------- -------------- ------------- -------------- ----------------- ----------
SCUDDER VIT EQUITY         8.383718     236,942.002      8.450260      1,459.618       8.494513       981.264        12/31/01
500 INDEX
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                           9.681308     236,998.179      9.729061         66.267       9.760550     1,265.072        12/31/00
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          10.815237      73,596.514     10.836517          0.000         N/A             N/A         12/31/99
----------------------- -------------- -------------- -------------- ------------- -------------- ----------------- ----------
INVESCO VIF               10.134755     361,909.293     10.269754      5,148.335       9.242212         0.000        12/31/01
TOTAL RETURN FUND
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          10.431261     278,576.941     10.538737      3,457.428       9.465426         0.000        12/31/00
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          10.811807     258,825.173     10.890979      1,936.199         N/A             N/A         12/31/99
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          11.348675     154,762.526     11.397954        111.314         N/A             N/A         12/31/98
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          10.503108      14,641.934     10.517508          0.000         N/A             N/A         12/31/97
----------------------- -------------- -------------- -------------- ------------- -------------- ----------------- ----------
VAN KAMPEN EMERGING        6.311285     157,013.225      6.395453        744.747       8.993705       596.641        12/31/01
MARKETS EQUITY
PORTFOLIO
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                           6.844447     171,508.549      6.915029        395.495       9.704991       393.446        12/31/00
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          11.416896      56,080.554     11.500499        128.179         N/A             N/A         12/31/99
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                           5.915866      30,255.642      5.941609          0.000         N/A             N/A         12/31/98
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                           7.911559       9,042.956      7.922446          0.000         N/A             N/A         12/31/97
----------------------- -------------- -------------- -------------- ------------- -------------- ----------------- ----------
THE TIMOTHY PLAN          14.201161     358,967.966     14.356543      1,265.216      14.418440         0.000        12/31/01
SMALL-CAP VARIABLE
SERIES PORTFOLIO
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          12.876042     256,856.613     12.978169        676.849      13.008207         0.000        12/31/00
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          12.097693      94,238.615     12.157659        374.501      12.137973         0.000        12/31/99
                        -------------- -------------- -------------- ------------- -------------- ----------------- ----------
                          10.283942      29,293.327     10.304332         17.653         N/A             N/A         12/31/98
----------------------- -------------- -------------- -------------- ------------- -------------- ----------------- ----------


----------------------- ------------------------------------------------------------ -----------
     SUBACCOUNT                         THE COMMODORE INDEPENDENCE                   YEAR ENDED
                                                 333-51955
                        ------------------------------------------------------------
                                ENHANCED WITH                 ENHANCED WITH
                            ADMINISTRATION CHARGES       ADMINISTRATION CHARGES
                                WAIVED (0.95%)                WAIVED (0.75%)
                        -------------- -------------- -------------- ---------------
                        Accumulation   Accumulation   Accumulation    Accumulation
                            Unit           Units          Unit           Units
                            Value       Outstanding       Value       Outstanding
----------------------- -------------- -------------- -------------- --------------- -----------
SCUDDER VIT EQUITY         8.483809       179.116        8.494513       981.264       12/31/01
500 INDEX
                        -------------- -------------- -------------- --------------- -----------
                           9.753088       190.592          N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                          10.847192       131.993          N/A            N/A         12/31/99
----------------------- -------------- -------------- -------------- --------------- -----------
INVESCO VIF               10.338078         0.708        9.289845         0.000       12/31/01
TOTAL RETURN FUND
                        -------------- -------------- -------------- --------------- -----------
                          10.593005        97.764          N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                          10.930872         0.000          N/A            N/A         12/31/99
                        -------------- -------------- -------------- --------------- -----------
                             N/A            N/A            N/A            N/A         12/31/98
                        -------------- -------------- -------------- --------------- -----------
                             N/A            N/A            N/A            N/A         12/31/97
----------------------- -------------- -------------- -------------- --------------- -----------
VAN KAMPEN EMERGING        6.438076         2.142        9.039206         0.000       12/31/01
MARKETS EQUITY
PORTFOLIO
                        -------------- -------------- -------------- --------------- -----------
                           6.950699        54.714           N/A            N/A        12/31/00
                        -------------- -------------- -------------- --------------- -----------
                          11.542646         0.000           N/A            N/A        12/31/99
                        -------------- -------------- -------------- --------------- -----------
                             N/A            N/A             N/A            N/A        12/31/98
                        -------------- -------------- -------------- --------------- -----------
                             N/A            N/A             N/A            N/A        12/31/97
----------------------- -------------- -------------- -------------- --------------- -----------
THE TIMOTHY PLAN          14.376029         0.000       14.466293         0.000       12/31/01
SMALL-CAP VARIABLE
SERIES PORTFOLIO
                        -------------- -------------- -------------- --------------- -----------
                          12.976380         0.000           N/A            N/A        12/31/00
                        -------------- -------------- -------------- --------------- -----------
                          12.137973         0.000           N/A            N/A        12/31/99
                        -------------- -------------- -------------- --------------- -----------
                             N/A            N/A             N/A            N/A        12/31/98
----------------------- -------------- -------------- -------------- --------------- -----------

----------------------- ------------------------------------------------------------ -----------
                                          THE COMMODORE ADVANTAGE
                                                 333-51971
                        ------------------------------------------------------------
      SUBACCOUNT                 STANDARD                     STANDARD WITH          YEAR ENDED
                                                          ADMINISTRATION CHARGES
                                                                  WAIVED
                        ----------------------------- ------------------------------
                        Accumulation   Accumulation   Accumulation    Accumulation
                            Unit           Units          Unit           Units
                            Value       Outstanding       Value       Outstanding
----------------------- -------------- -------------- -------------- --------------- -----------
SCUDDER VIT EQUITY        8.383718      236,942.002     8.416925         0.000         12/31/01
500 INDEX
                        -------------- -------------- -------------- --------------- -----------
                          9.681308      236,998.179         N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                         10.815237       73,596.514         N/A            N/A         12/31/99
----------------------- -------------- -------------- -------------- --------------- -----------
INVESCO VIF              10.134755      361,909.293     9.132767         0.000         12/31/01
TOTAL RETURN FUND
                        -------------- -------------- -------------- --------------- -----------
                         10.431261      278,576.941         N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                         10.811807      258,825.173         N/A            N/A         12/31/99
                        -------------- -------------- -------------- --------------- -----------
                         11.348675      154,762.526         N/A            N/A         12/31/98
                        -------------- -------------- -------------- --------------- -----------
                         10.503108       14,641.934         N/A            N/A         12/31/97
----------------------- -------------- -------------- -------------- --------------- -----------
VAN KAMPEN EMERGING       6.311285      157,013.225     8.886986         0.000         12/31/01
MARKETS EQUITY
PORTFOLIO
                        -------------- -------------- -------------- --------------- -----------
                          6.844447      171,508.549         N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                         11.416896       56,080.554         N/A            N/A         12/31/99
                        -------------- -------------- -------------- --------------- -----------
                          5.915866       30,255.642         N/A            N/A         12/31/98
                        -------------- -------------- -------------- --------------- -----------
                          7.911559        9,042.956         N/A            N/A         12/31/97
----------------------- -------------- -------------- -------------- --------------- -----------
THE TIMOTHY PLAN         14.201161      358,967.966    14.189031         4.378         12/31/01
SMALL-CAP VARIABLE
SERIES PORTFOLIO
                        -------------- -------------- -------------- --------------- -----------
                         12.876042      256,856.613         N/A            N/A         12/31/00
                        -------------- -------------- -------------- --------------- -----------
                         12.097693       94,238.615         N/A            N/A         12/31/99
                        -------------- -------------- -------------- --------------- -----------
                         10.283942       29,293.327         N/A            N/A         12/31/98
----------------------- -------------- -------------- -------------- --------------- -----------


FINANCIAL STATEMENTS
--------------------

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccounts) are included in the Statement of Additional Information.

THE PORTFOLIOS
--------------

The Scudder VIT Equity 500 Index Subaccount is invested in the Scudder VIT Funds Equity 500 Index Portfolio. The INVESCO VIF Total Return Fund Subaccount is invested in the INVESCO VIF Total Return Fund Portfolio. The Van Kampen Emerging Markets Equity Subaccount is invested in the Van Kampen Emerging Markets Equity Portfolio. The Timothy Plan Small-Cap Variable Series Subaccount is invested in The Timothy Plan Small-Cap Variable Series Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES AND THIS SUPPLEMENT CAREFULLY BEFORE MAKING ANY DECISION CONCERNING ALLOCATING ADDITIONAL PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO ANY OF THESE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.



SCUDDER VIT FUNDS
---------------------------------------------- -------------------------------------------------------------------
                                               VIT EQUITY 500 INDEX
Advisor:                                       The Equity 500 Index seeks to replicate as closely as possible
Deutsche Asset Management, Inc.                (before deduction of expenses) the total return of the Standard &
                                               Poor's 500 Composite Stock Price Index (the "S&P 500(R)"), which emphasizes stocks of large U.S. companies. The Portfolio will invest primarily in the common stock of those companies included in the S&P 500 that are deemed representative of the industry diversification of the entire S&P 500.
---------------------------------------------- -------------------------------------------------------------------


INVESCO VARIABLE INVESTMENT FUNDS, INC.
---------------------------------------------- -------------------------------------------------------------------

                                               INVESCO VIF TOTAL RETURN FUND
Advisor:                                       The INVESCO VIF Total Return Fund seeks a high total return on
INVESCO Funds Group, Inc.                      investment through capital appreciation and current income. The
                                               INVESCO VIF Total Return Fund seeks to accomplish its objective by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.
---------------------------------------------- -------------------------------------------------------------------

VAN KAMPEN(1)
---------------------------------------------- -------------------------------------------------------------------
Advisor:                                       EMERGING MARKETS EQUITY PORTFOLIO
Morgan Stanley Asset Management                The Emerging Markets Equity Portfolio seeks long-term capital
(a wholly owned subsidiary of Morgan Stanley   appreciation by investing primarily in equity securities of
Dean Witter & Co.)                             issuers in emerging market countries. The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Portfolio's investment approach
                                               combines top-down country allocation with bottom-up stock
                                               selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with a strong shareholder value orientation.
---------------------------------------------- -------------------------------------------------------------------


(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the Mid Cap Value, Value and Core Plus Fixed Income Portfolios.


THE TIMOTHY PLAN VARIABLE SERIES
----------------------------------------------- ----------------------------------------------------------------------
Advisor:                                        THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES
Timothy Partners, Ltd.                          The primary investment objective of the Timothy Plan Small-Cap
                                                Variable Series is to seek long-term capital growth, with a secondary objective of current income. The Portfolio seeks to achieve its objectives while abiding by ethical standards
                                                established for investments by the Portfolio. The securities in which the Portfolio shall be precluded from investing, by virtue of the Portfolio's ethical standards, are referred to as excluded securities.
----------------------------------------------- ----------------------------------------------------------------------


EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Fee Table section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS - ALLOCATIONS

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the fixed account options. You may allocate purchase payments to the Scudder, INVESCO, or Van Kampen Subaccounts described in this Supplemental Prospectus only if you held Accumulation Units in the respective Subaccount as of April 30, 2001. You may also allocate purchase payments to The Timothy Plan Small-Cap Variable Series Subaccount only if you held Accumulation Units in that Subaccount as of April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Interests in the Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to these or any other Subaccounts.

CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS
---------------------------------------------

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.




THE COMPANY EXPECTS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE SCUDDER VIT EQUITY 500 INDEX PORTFOLIO, INVESCO VIF TOTAL RETURN FUND, VAN KAMPEN - EMERGING MARKETS EQUITY PORTFOLIO AND THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE SCUDDER VIT EQUITY 500 INDEX FUND, THE INVESCO VIF TOTAL RETURN FUND, THE VAN KAMPEN - EMERGING MARKETS EQUITY PORTFOLIO, AND THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS. WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, NO SOONER THAN SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B


                              THE COMMODORE SPIRIT
             GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2003



Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2003, for The Commodore Spirit Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.



THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE OPTIONAL ENHANCED DEATH BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO APRIL 30, 2003.



The Statement of Additional Information ("SAI") dated May 1, 2003, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the Statement of Additional Information is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Spirit is 333-19725.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus or this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.

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THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-- THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
   UNION

-- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER
   THE CONTRACTS

-- THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

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                SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY
--------------------------------------------------------------------------------

The "SEPARATE ACCOUNT ANNUAL EXPENSES" subsection of the "FEE TABLE" section of the Prospectus is deleted, and is replaced in its entirety by the following:

SEPARATE ACCOUNT ANNUAL EXPENSES

-----------------------------------------------------------------------------------------------------------------------
                                                              Optional       Optional
                                                                Death          Death                       Enhanced
                                                Standard       Benefit        Benefit     Enhanced      Contracts with
                                               Contracts      Contracts      Contracts    Contracts     Administration
                                                             (Issue Age     (Issue Age                  Charge Waived
                                                               65 and       over 65 and
                                                              younger)       under 79)
-----------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                1.25%          1.35%          1.50%         0.95%          0.95%
Administration Charge                            0.15%          0.15%          0.15%         0.15%          0.00%
                                                 ----           ----           ----          ----           ----
Total Separate Account Annual Expenses           1.40%          1.50%          1.65%         1.10%          0.95%
                                                 ====           ====           ====          ====           ====

The "CONDENSED FINANCIAL INFORMATION" section of the Prospectus is deleted, and is replaced in its entirety by the following: [TO BE UPDATED]

CONDENSED FINANCIAL INFORMATION

---------------------------------------------------------------------------------------------------------------------
                                                      OPTIONAL DEATH                     OPTIONAL DEATH
                       STANDARD      OPTIONAL DEATH   BENEFIT (ISSUE   OPTIONAL DEATH    BENEFIT (ISSUE
     STANDARD        ACCUMULATION    BENEFIT (ISSUE     AGE 65 AND     BENEFIT (ISSUE       AGE OVER         YEAR
   ACCUMULATION          UNITS         AGE 65 AND        YOUNGER)         AGE OVER        65/UNDER 79)
    UNIT VALUE        OUTSTANDING       YOUNGER)       ACCUMULATION     65/UNDER 79)      ACCUMULATION
                                      ACCUMULATION         UNITS        ACCUMULATION         UNITS
                                       UNIT VALUE       OUTSTANDING      UNIT VALUE       OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                                                                                                            12/31/02
    11.317226        1,066,026.751      11.267308          297.025         11.193188          0.000         12/31/01
    14.823134          894,007.973         N/A              N/A              N/A              N/A           12/31/00
    16.894039          408,482.196         N/A              N/A              N/A              N/A           12/31/99
    13.169143          140,614.024         N/A              N/A              N/A              N/A           12/31/98
    10.320883           26,332.500         N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND
                                                                                                            12/31/02
    12.210993        4,141,595.630      12.157172        6,156.673         12.077250          5.882         12/31/01
    14.100696        3,598,196.884         N/A              N/A              N/A              N/A           12/31/00
    15.760394        2,129,772.165         N/A              N/A              N/A              N/A           12/31/99
    13.250646          779,485.606         N/A              N/A              N/A              N/A           12/31/98
    10.479569           69,510.645         N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-APPRECIATION PORTFOLIO-INITIAL SHARES
                                                                                                            12/31/02
    12.497173          717,965.716      12.442111           17.774         12.360270          0.000         12/31/01
    13.974173          649,590.073         N/A              N/A              N/A              N/A           12/31/00
    14.262203          517,772.082         N/A              N/A              N/A              N/A           12/31/99
    12.975443          170,523.015         N/A              N/A              N/A              N/A           12/31/98
    10.103905           18,347.666         N/A              N/A              N/A              N/A           12/31/97
---------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES
                                                                                                            12/31/02
    12.397758          698,539.631      12.343426        1,920.104         12.262277          0.000         12/31/01
    13.391746          482,890.909         N/A              N/A              N/A              N/A           12/31/00
    11.984035          275,503.637         N/A              N/A              N/A              N/A           12/31/99
     9.867472          171,968.905         N/A              N/A              N/A              N/A           12/31/98
    10.362314           41,359.506         N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                      OPTIONAL DEATH                     OPTIONAL DEATH
                       STANDARD      OPTIONAL DEATH   BENEFIT (ISSUE   OPTIONAL DEATH    BENEFIT (ISSUE
     STANDARD        ACCUMULATION    BENEFIT (ISSUE     AGE 65 AND     BENEFIT (ISSUE       AGE OVER         YEAR
   ACCUMULATION          UNITS         AGE 65 AND        YOUNGER)         AGE OVER        65/UNDER 79)
    UNIT VALUE        OUTSTANDING       YOUNGER)       ACCUMULATION     65/UNDER 79)      ACCUMULATION
                                      ACCUMULATION         UNITS        ACCUMULATION         UNITS
                                       UNIT VALUE       OUTSTANDING      UNIT VALUE       OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-GROWTH AND INCOME PORTFOLIO-INITIAL SHARES
                                                                                                            12/31/02
    11.419341          646,842.656      11.368715            0.881         11.293965          0.000         12/31/01
    12.299306          572,006.660         N/A              N/A              N/A              N/A           12/31/00
    12.961023          331,756.261         N/A              N/A              N/A              N/A           12/31/99
    11.243790          159,409.837         N/A              N/A              N/A              N/A           12/31/98
    10.196538           32,231.762         N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-MONEY MARKET PORTFOLIO
                                                                                                            12/31/02
     1.153108       17,775,594.379       1.150535        3,127.264          1.143962          0.000         12/31/01
     1.128116        7,677,545.259         N/A              N/A              N/A              N/A           12/31/00
     1.083700        2,638,837.162         N/A              N/A              N/A              N/A           12/31/99
     1.050876          658,981.650         N/A              N/A              N/A              N/A           12/31/98
     1.016499                0.000         N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-CORE EQUITY FUND
                                                                                                            12/31/02
    12.743764        1,199,392.254      12.687774        1,132.450         12.604335          0.000         12/31/01
    14.196834        1,018,117.732         N/A              N/A              N/A              N/A           12/31/00
    13.726769          553,696.171         N/A              N/A              N/A              N/A           12/31/99
    12.120155          200,541.938         N/A              N/A              N/A              N/A           12/31/98
    10.659157           33,269.983         N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------
INVESCO VIF DYNAMICS FUND
                                                                                                            12/31/02
     8.067308           93,275.876       8.061982            0.000          8.053984          0.000         12/31/01
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/00
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/99
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/98
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------
INVESCO VIF FINANCIAL SERVICES FUND
                                                                                                            12/31/02
     9.616190           71,816.401       9.609846          876.437          9.600337          0.000         12/31/01
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/00
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/99
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/98
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-HEALTH SCIENCES FUND
                                                                                                            12/31/02
    10.175290           59,824.959      10.168588        1,261.503         10.158532          0.000         12/31/01
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/00
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/99
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/98
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-HIGH YIELD FUND
                                                                                                            12/31/02
     8.410616          546,183.962       8.374125          646.543          8.319082          0.000         12/31/01
    10.025816          403,918.794         N/A              N/A              N/A              N/A           12/31/00
    11.510803          221,636.210         N/A              N/A              N/A              N/A           12/31/99
    10.689459           70,047.913         N/A              N/A              N/A              N/A           12/31/98
    10.687084           10,260.821         N/A              N/A              N/A              N/A           12/31/97
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                      OPTIONAL DEATH                     OPTIONAL DEATH
                       STANDARD      OPTIONAL DEATH   BENEFIT (ISSUE   OPTIONAL DEATH    BENEFIT (ISSUE
     STANDARD        ACCUMULATION    BENEFIT (ISSUE     AGE 65 AND     BENEFIT (ISSUE       AGE OVER         YEAR
   ACCUMULATION          UNITS         AGE 65 AND        YOUNGER)         AGE OVER        65/UNDER 79)
    UNIT VALUE        OUTSTANDING       YOUNGER)       ACCUMULATION     65/UNDER 79)      ACCUMULATION
                                      ACCUMULATION         UNITS        ACCUMULATION         UNITS
                                       UNIT VALUE       OUTSTANDING      UNIT VALUE       OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-SMALL COMPANY GROWTH FUND
                                                                                                            12/31/02
     8.838420           27,720.462       8.832577            5.420          8.823828          0.000         12/31/01
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/00
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/99
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/98
       N/A                N/A              N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-AGGRESSIVE GROWTH PORTFOLIO
                                                                                                            12/31/02
    12.672131        1,215,838.484      12.616505        1,551.472         12.533526          0.000         12/31/01
    21.224171          993,843.327         N/A              N/A              N/A              N/A           12/31/00
    31.565210          329,807.902         N/A              N/A              N/A              N/A           12/31/99
    14.199318           53,896.345         N/A              N/A              N/A              N/A           12/31/98
    10.723950            2,830.076         N/A              N/A              N/A              N/A           12/31/97

---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-BALANCED PORTFOLIO
                                                                                                             12/31/02
    15.907374        3,578,735.833      15.837295        3,807.168         15.733155          4.244          12/31/01
    16.920712        3,181,464.624         N/A              N/A              N/A              N/A            12/31/00
    17.556100        1,571,579.505         N/A              N/A              N/A              N/A            12/31/99
    14.043929          373,285.807         N/A              N/A              N/A              N/A            12/31/98
    10.604609           30,519.754         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-CAPITAL APPRECIATION PORTFOLIO
                                                                                                             12/31/02
     8.247987        1,650,016.481       8.225736        6,505.660          8.193291          0.000          12/31/01
    10.678675        1,384,637.536         N/A              N/A              N/A              N/A            12/31/00
    13.234548          471,936.628         N/A              N/A              N/A              N/A            13/31/99
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/98
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/97
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-GROWTH PORTFOLIO
                                                                                                             12/31/02
    12.166993        2,211,504.181      12.113565        2,990.215         12.033855          0.000          12/31/01
    16.393493        1,792,958.592         N/A              N/A              N/A              N/A            12/31/00
    19.453513          643,514.256         N/A              N/A              N/A              N/A            12/31/99
    13.699715          172,190.630         N/A              N/A              N/A              N/A            12/31/98
    10.239960           32,737.591         N/A              N/A              N/A              N/A            12/31/97
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-INTERNATIONAL GROWTH PORTFOLIO
                                                                                                             12/31/02
    12.698027          675,126.139      12.641893          805.229         12.558761          0.000          12/31/01
    16.774550          620,740.857         N/A              N/A              N/A              N/A            12/31/00
    20.234788          142,343.325         N/A              N/A              N/A              N/A            12/31/99
    11.256365           45,382.775         N/A              N/A              N/A              N/A            12/31/98
     9.735841           12,541.039         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-WORLDWIDE GROWTH PORTFOLIO
                                                                                                             12/31/02
    13.032840        2,364,153.929      12.975281        1,362.573         12.889939          0.000          12/31/01
    17.039678        2,082,293.354         N/A              N/A              N/A              N/A            12/31/00
    20.488548        1,026,072.851         N/A              N/A              N/A              N/A            12/31/99
    12.632936          402,131.168         N/A              N/A              N/A              N/A            12/31/98
     9.935860           56,665.753         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                      OPTIONAL DEATH                     OPTIONAL DEATH
                       STANDARD      OPTIONAL DEATH   BENEFIT (ISSUE   OPTIONAL DEATH    BENEFIT (ISSUE
     STANDARD        ACCUMULATION    BENEFIT (ISSUE     AGE 65 AND     BENEFIT (ISSUE       AGE OVER         YEAR
   ACCUMULATION          UNITS         AGE 65 AND        YOUNGER)         AGE OVER        65/UNDER 79)
    UNIT VALUE        OUTSTANDING       YOUNGER)       ACCUMULATION     65/UNDER 79)      ACCUMULATION
                                      ACCUMULATION         UNITS        ACCUMULATION         UNITS
                                       UNIT VALUE       OUTSTANDING      UNIT VALUE       OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND-GROWTH II PORTFOLIO
                                                                                                             12/31/02
     9.568587          349,991.649       9.526892          272.267          9.464217          0. 000         12/31/01
    16.299948          351,987.801         N/A              N/A              N/A              N/A            12/31/00
    19.835104           67,359.578         N/A              N/A              N/A              N/A            12/31/99
    10.147606           24,618.770         N/A              N/A              N/A              N/A            12/31/98
     9.511124            6,195.935         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND-LARGE CAP GROWTH PORTFOLIO
                                                                                                             12/31/02
    14.641681          541,607.501      14.577306        2,007.334         14.481461           4.678         12/31/01
    20.703434          484,474.409         N/A              N/A              N/A              N/A            12/31/00
    21.307087          158,614.893         N/A              N/A              N/A              N/A            12/31/99
    13.076352           31,474.961         N/A              N/A              N/A              N/A            12/31/98
    10.150555           11,415.131         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND-MID-CAP VALUE PORTFOLIO
                                                                                                             12/31/02
    10.074367          224,532.821      10.067711        1,031.275         10.057747           0.000         12/31/01
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/00
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/99
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/98
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND-SELECT VALUE PORTFOLIO
                                                                                                             12/31/02
     9.142710          286,441.118       9.136677           99.956          9.127647           0.000         12/31/01
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/00
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/99
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/98
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND-TECHNOLOGY & COMMUNICATION PORTFOLIO
                                                                                                             12/31/02
    10.450474        1,591,254.973      10.405028          533.324         10.336536           0.000         12/31/01
    22.227020        1,164,557.256         N/A              N/A              N/A              N/A            12/31/00
   38,941.384          433,441.908         N/A              N/A              N/A              N/A            12/31/99
    11.808346           65,820.143         N/A              N/A              N/A              N/A            12/31/98
     9.057045           20,974.008         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
SCUDDER VIT-EAFE(R) EQUITY INDEX
                                                                                                             12/31/02
     7.299765           98,100.403       7.280005            0.000          7.251304           0.000         12/31/01
     9.829207           74,370.108         N/A              N/A              N/A              N/A            12/31/00
    11.958486            6,821.832         N/A              N/A              N/A              N/A            12/31/99
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/98
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
SCUDDER VIT-SMALL CAP INDEX
                                                                                                             12/31/02
    11.074827          153,151.939      11.045017            0.000         11.001506           0.000         12/31/01
    11.003134           83,894.729         N/A              N/A              N/A              N/A            12/31/00
    11.606269           15,259.149         N/A              N/A              N/A              N/A            12/31/99
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/98
       N/A                N/A              N/A              N/A              N/A              N/A            12/31/97
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                      OPTIONAL DEATH                     OPTIONAL DEATH
                       STANDARD      OPTIONAL DEATH   BENEFIT (ISSUE   OPTIONAL DEATH    BENEFIT (ISSUE
     STANDARD        ACCUMULATION    BENEFIT (ISSUE     AGE 65 AND     BENEFIT (ISSUE       AGE OVER         YEAR
   ACCUMULATION          UNITS         AGE 65 AND        YOUNGER)         AGE OVER        65/UNDER 79)
    UNIT VALUE        OUTSTANDING       YOUNGER)       ACCUMULATION     65/UNDER 79)      ACCUMULATION
                                      ACCUMULATION         UNITS        ACCUMULATION         UNITS
                                       UNIT VALUE       OUTSTANDING      UNIT VALUE       OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
                                                                                                             12/31/02
    15.954009          638,318.778      15.883942        2,611.083         15.779526           0.000         12/31/01
    16.800998          317,789.969         N/A              N/A              N/A              N/A            12/31/00
    15.981484          138,453.066         N/A              N/A              N/A              N/A            12/31/99
    12.012034           72,644.387         N/A              N/A              N/A              N/A            12/31/98
    10.727356            6,416.208         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
STRONG VIF-MID CAP GROWTH FUND II
                                                                                                             12/31/02
    14.588097          573,334.387      14.524149          190.193         14.428645           0.000         12/31/01
    21.369830          454,659.296         N/A              N/A              N/A              N/A            12/31/00
    25.444156          120,559.085         N/A              N/A              N/A              N/A            12/31/99
    13.587521           33,197.715         N/A              N/A              N/A              N/A            12/31/98
    10.707133            2,147.556         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF-CORE PLUS FIXED INCOME PORTFOLIO
                                                                                                             12/31/02
    12.694998          713,042.852      12.639254        1,707.009         12.556166           0.000         12/31/01
    11.776122          380,480.921         N/A              N/A              N/A              N/A            12/31/00
    10.749115          279,193.758         N/A              N/A              N/A              N/A            12/31/99
    11.079965           46,348.096         N/A              N/A              N/A              N/A            12/31/98
    10.412276                4.653         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF-MID CAP VALUE PORTFOLIO
                                                                                                             12/31/02
    15.699340          335,452.774      15.630514        1,469.904         15.527702           0.000         12/31/01
    16.438193          253,713.630         N/A              N/A              N/A              N/A            12/31/00
    15.049488          183,388.647         N/A              N/A              N/A              N/A            12/31/99
    12.705082          111,076.120         N/A              N/A              N/A              N/A            12/31/98
    11.113227           16,674.966         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF-U.S. REAL ESTATE PORTFOLIO
                                                                                                             12/31/02
    13.094325          269,466.499      13.036863           14.584         12.951155           0.000         12/31/01
    12.088940          147,402.642         N/A              N/A              N/A              N/A            12/31/00
     9.482378           86,941.426         N/A              N/A              N/A              N/A            12/31/99
     9.758808           43,786.457         N/A              N/A              N/A              N/A            12/31/98
    11.101269            7,200.060         N/A              N/A              N/A              N/A            12/31/97

---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF-VALUE PORTFOLIO
                                                                                                             12/31/02
    11.851536          401,628.667      11.799174           31.284         11.721567           0.000         12/31/01
    11.751659          132,621.948         N/A              N/A              N/A              N/A            12/31/00
     9.536137           78,330.649         N/A              N/A              N/A              N/A            12/31/99
     9.848411           34,212.111         N/A              N/A              N/A              N/A            12/31/98
    10.204064            9,944.401         N/A              N/A              N/A              N/A            12/31/97
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                     ENHANCED WITH          ENHANCED WITH
 ENHANCED ACCUMULATION          ENHANCED            ADMINISTRATION          ADMINISTRATION
       UNIT VALUE          ACCUMULATION UNITS       CHARGES WAIVED          CHARGES WAIVED              YEAR
                               OUTSTANDING           ACCUMULATION            ACCUMULATION
                                                      UNIT VALUE          UNITS OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-INITIAL SHARES
                                                                                                      12/31/02
       11.468022                1,578.746              11.544188                 0.000                12/31/01
       14.975835                  600.773              15.052735                29.856                12/31/00
       17.017705                  351.586              17.079770                 0.000                12/31/99
       13.226328                   80.398              13.254881                 0.000                12/31/98
       10.335055                    0.000              10.342126                 0.000                12/31/97

---------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND-INITIAL SHARES
                                                                                                      12/31/02
       12.373650                4,522.004              12.455945             3,086.013                12/31/01
       14.245940                1,681.580              14.319249             3,844.565                12/31/00
       15.875757                  616.234              15.933836               222.802                12/31/99
       13.308166                   56.321              13.337028                 0.000                12/31/98
       10.493943                    0.000              10.501129                 0.000                12/31/97

---------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-APPRECIATION PORTFOLIO-INITIAL SHARES
                                                                                                      12/31/02
       12.663627                5,276.343              12.747715               150.958                12/31/01
       14.118110                3,407.753              14.190622               155.216                12/31/00
       14.366606                2,156.774              14.419045               154.147                12/31/99
       13.031774                  100.415              13.059918                 0.000                12/31/98
       10.117776                    0.000              10.124633                 0.000                12/31/97

---------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES
                                                                                                      12/31/02
       12.563024                2,568.238              12.646674               229.386                12/31/01
       13.529796                1,048.292              13.599519               375.159                12/31/00
       12.071820                  486.764              12.116077               199.908                12/31/99
        9.910354                   14.492               9.931930                 0.000                12/31/98
       10.376538                    0.000              10.383658                 0.000                12/31/97

---------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-GROWTH AND INCOME PORTFOLIO-INITIAL SHARES
                                                                                                      12/31/02
       11.571439                1,474.275              11.648352                 0.000                12/31/01
       12.425981                  906.280              12.489868               145.939                12/31/00
       13.055905                  650.409              13.103601                 0.000                12/31/99
       11.292611                    5.049              11.251722                 0.000                12/31/98
       10.210527                    0.000              10.217481                 0.000                12/31/97

---------------------------------------------------------------------------------------------------------------------
DREYFUS VIF-MONEY MARKET PORTFOLIO
                                                                                                      12/31/02
        1.166325               15,244.920               1.174767                 0.036                12/31/01
        1.138355               12,985.570               1.145310           280,844.647                12/31/00
        1.090994                8,490.939               1.096462                 0.000                12/31/99
        1.055214                  555.360               1.059678                 0.000                12/31/98
        1.017876                    0.000               1.018560                 0.000                12/31/97

---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-CORE EQUITY FUND
                                                                                                      12/31/02
       12.913529                3,972.101              12.999453                 0.000                12/31/01
       14.343098                2,678.310              14.416950               109.926                12/31/00
       13.827281                1,667.041              13.877907                 0.000                12/31/99
       12.172796                  163.123              12.199230                 0.000                12/31/98
       10.673778                    0.000              10.681089                 0.000                12/31/97
---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-DYNAMICS FUND
                                                                                                      12/31/02
        8.083372                    0.000               8.091444                 0.000                12/31/01
          N/A                      N/A                    N/A                    N/A                  12/31/00
          N/A                      N/A                    N/A                    N/A                  12/31/99
          N/A                      N/A                    N/A                    N/A                  12/31/98
          N/A                      N/A                    N/A                    N/A                  12/31/97

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                     ENHANCED WITH          ENHANCED WITH
 ENHANCED ACCUMULATION          ENHANCED            ADMINISTRATION          ADMINISTRATION
       UNIT VALUE          ACCUMULATION UNITS       CHARGES WAIVED          CHARGES WAIVED              YEAR
                               OUTSTANDING           ACCUMULATION            ACCUMULATION
                                                      UNIT VALUE          UNITS OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-FINANCIAL SERVICES FUND
                                                                                                      12/31/02
        9.635286                    0.000               9.644875                 0.000                12/31/01
          N/A                      N/A                    N/A                    N/A                  12/31/00
          N/A                      N/A                    N/A                    N/A                  12/31/99
          N/A                      N/A                    N/A                    N/A                  12/31/98
          N/A                      N/A                    N/A                    N/A                  12/31/97

---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-HEALTH SCIENCES FUND
                                                                                                      12/31/02
       10.195475                    0.000              10.205610                61.085                12/31/01
          N/A                      N/A                    N/A                    N/A                  12/31/00
          N/A                      N/A                    N/A                    N/A                  12/31/99
          N/A                      N/A                    N/A                    N/A                  12/31/98
          N/A                      N/A                    N/A                    N/A                  12/31/97

---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-HIGH YIELD FUND
                                                                                                      12/31/02
        8.522682                  149.057               8.579354                 0.000                12/31/01
       10.129146                  121.262              10.181276               134.192                12/31/00
       11.595106                  113.564              11.637523                 0.000                12/31/99
       10.735898                    7.556              10.759164                 0.000                12/31/98
       10.701757                    0.000              10.709127                 0.000                12/31/97

---------------------------------------------------------------------------------------------------------------------
INVESCO VIF-SMALL COMPANY GROWTH FUND
                                                                                                      12/31/02
        8.856003                    0.000               8.864827                 0.000                12/31/01
          N/A                      N/A                    N/A                    N/A                  12/31/00
          N/A                      N/A                    N/A                    N/A                  12/31/99
          N/A                      N/A                    N/A                    N/A                  12/31/98
          N/A                      N/A                    N/A                    N/A                  12/31/97

---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-AGGRESSIVE GROWTH PORTFOLIO
                                                                                                      12/31/02
       12.841113                8,626.211              12.926320               832.210                12/31/01
       21.442894                3,573.726              21.552802             1,243.427                12/31/00
       31.796057                  829.264              31.911561               159.044                12/31/99
       14.260947                   36.621              14.291595                 0.000                12/31/98
       10.738659                    0.000              10.745938                 0.000                12/31/97

---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-BALANCED PORTFOLIO
                                                                                                      12/31/02
       16.119263                9,654.166              16.226337             1,282.216                12/31/01
       17.095024                6,533.026              17.182875             1,437.831                12/31/00
       17.684597                2,931.027              17.749154               111.555                12/31/99
       14.104892                  214.770              14.135421                 0.000                12/31/98
       10.619159                    0.000              10.626394                 0.000                12/31/97

---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-CAPITAL APPRECIATION PORTFOLIO
                                                                                                      12/31/02
        8.313484                4,570.921               8.346510             1,813.269                12/31/01
       10.731358                1,520.638              10.757867             1,957.004                12/31/00
       13.260556                    4.141              13.273610               170.622                13/31/99
          N/A                      N/A                    N/A                    N/A                  12/31/98
          N/A                      N/A                    N/A                    N/A                  12/31/97

---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-GROWTH PORTFOLIO
                                                                                                      12/31/02
       12.329165                7,211.443              12.411252               128.720                12/31/01
       16.562387                3,980.605              16.647684               269.822                12/31/00
       19.595874                1,374.992              19.667608               109.122                12/31/99
       13.759186                   84.318              13.789099                 0.000                12/31/98
       10.254006                    0.000              10.261077                 0.000                12/31/97
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                     ENHANCED WITH          ENHANCED WITH
 ENHANCED ACCUMULATION          ENHANCED            ADMINISTRATION          ADMINISTRATION
       UNIT VALUE          ACCUMULATION UNITS       CHARGES WAIVED          CHARGES WAIVED              YEAR
                               OUTSTANDING           ACCUMULATION            ACCUMULATION
                                                      UNIT VALUE          UNITS OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-INTERNATIONAL GROWTH PORTFOLIO
                                                                                                      12/31/02
       12.867174                7,907.782              12.952582                0.000                 12/31/01
       16.947297                4,953.034              17.034254               245.673                12/31/00
       20.382770                2,330.619              20.457001                0.000                 12/31/99
       11.305246                 58.950                11.329668                0.000                 12/31/98
        9.749214                  0.000                9.755900                 0.000                 12/31/97

---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-WORLDWIDE GROWTH PORTFOLIO
                                                                                                      12/31/02
       13.206482                7,650.835              13.294015              2,191.502               12/31/01
       17.215191                5,014.610              17.303370              3,484.654               12/31/00
       20.638429                2,225.846              20.713399               151.550                12/31/99
       12.687776                 123.659               12.715080                0.000                 12/31/98
        9.949496                  0.000                9.956287                 0.000                 12/31/97

---------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND-GROWTH II PORTFOLIO
                                                                                                      12/31/02
        9.696208                 698.017               9.760837                 98.859                12/31/01
       16.467965                 293.302               16.552852               152.115                12/31/00
       19.980260                 139.873               20.053445                0.000                 12/31/99
       10.191707                  6.572                10.213910                0.000                 12/31/98
        9.524184                  0.000                9.530743                 0.000                 12/31/97

---------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND-LARGE CAP GROWTH PORTFOLIO
                                                                                                      12/31/02
       14.836772                1,891.823              14.935453                44.069                12/31/01
       20.916691                 756.205               21.024290               156.054                12/31/00
       21.462991                 549.785               21.541442                0.000                 12/31/99
       13.133125                  0.000                13.161608                0.000                 12/31/98
       10.164489                  0.000                10.171451                0.000                 12/31/97

---------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND-MID-CAP VALUE PORTFOLIO
                                                                                                      12/31/02
       10.094376                 294.873               10.104428                68.486                12/31/01
          N/A                      N/A                    N/A                    N/A                  12/31/00
          N/A                      N/A                    N/A                    N/A                  12/31/99
          N/A                      N/A                    N/A                    N/A                  12/31/98
          N/A                      N/A                    N/A                    N/A                  12/31/97

---------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND-SELECT VALUE PORTFOLIO
                                                                                                      12/31/02
        9.160879                 381.369               9.169998                121.546                12/31/01
          N/A                      N/A                    N/A                    N/A                  12/31/00
          N/A                      N/A                    N/A                    N/A                  12/31/99
          N/A                      N/A                    N/A                    N/A                  12/31/98
          N/A                      N/A                    N/A                    N/A                  12/31/97

---------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND-TECHNOLOGY & COMMUNICATION PORTFOLIO
                                                                                                      12/31/02
       10.589986                6,960.237              10.660475               993.928                12/31/01
       22.456144                2,313.760              22.571592              1,649.945               12/31/00
       39.226135                 904.009               39.369150               274.877                12/31/99
       11.859648                  2.516                11.885350                0.000                 12/31/98
        9.069487                  0.000                9.076740                 0.000                 12/31/97

---------------------------------------------------------------------------------------------------------------------
SCUDDER VIT-EAFE(R) EQUITY INDEX
                                                                                                      12/31/02
        7.357724                 296.079               7.386939               1,799.912               12/31/01
        9.877704                 37.562                9.902088               1,818.340               12/31/00
       11.981984                  0.000                11.993767                0.000                 12/31/99
          N/A                      N/A                    N/A                    N/A                  12/31/98
          N/A                      N/A                    N/A                    N/A                  12/31/97
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                     ENHANCED WITH          ENHANCED WITH
 ENHANCED ACCUMULATION          ENHANCED            ADMINISTRATION          ADMINISTRATION
       UNIT VALUE          ACCUMULATION UNITS       CHARGES WAIVED          CHARGES WAIVED              YEAR
                               OUTSTANDING           ACCUMULATION            ACCUMULATION
                                                      UNIT VALUE          UNITS OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
SCUDDER VIT-SMALL CAP INDEX
                                                                                                      12/31/02
       11.162755                 54.021                11.207088               272.943                12/31/01
       11.057432                  8.017                11.084755                95.772                12/31/00
       11.629080                  0.000                11.640544                0.000                 12/31/99
          N/A                      N/A                    N/A                    N/A                  12/31/98
          N/A                      N/A                    N/A                    N/A                  12/31/97

---------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II
                                                                                                      12/31/02
       16.166547                1,860.121              16.273988                14.922                12/31/01
       16.974091                1,416.029              17.061357                9.936                 12/31/00
       16.098506                 790.953               16.157323                0.000                 12/31/99
       12.064227                 15.156                12.090403                0.000                 12/31/98
       10.742083                  0.000                10.749472                0.000                 12/31/97

---------------------------------------------------------------------------------------------------------------------
STRONG VIF-MID CAP GROWTH FUND II
                                                                                                      12/31/02
       16.974091                1,416.029              17.061357                9.936                 12/31/00
       16.098506                 790.953               16.157323                0.000                 12/31/99
       12.064227                 15.156                12.090403                0.000                 12/31/98
       10.742083                  0.000                10.749472                0.000                 12/31/97
       14.782585                1,410.277              14.880887               797.623                12/31/01

---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF-CORE PLUS FIXED INCOME PORTFOLIO
       12.864100                1,978.853              12.949664                0.000                 12/31/01
       11.897491                1,180.235              11.958756               134.867                12/31/00
       10.827853                1,472.104              10.867507                0.000                 12/31/99
       11.128092                 30.906                11.152242                0.000                 12/31/98
       10.426565                  0.000                10.443738                0.000                 12/31/97

---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF-MID CAP VALUE PORTFOLIO
       15.908551                1,648.470              16.014471                28.150                12/31/01
       16.607603                 650.778               16.693197                46.034                12/31/00
       15.159702                 827.448               15.215264                0.000                 12/31/99
       12.760268                 15.684                12.788027                0.000                 12/31/98
       11.128478                  0.000                11.136071                0.000                 12/31/97

---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF-U.S. REAL ESTATE PORTFOLIO
       13.268793                1,955.110              13.357067               215.533                12/31/01
       12.213548                1,151.970              12.276441                1.523                 12/31/00
        9.551867                 733.827               9.586849                 0.000                 12/31/99
        9.801228                 10.564                9.822531                 0.000                 12/31/98
       11.116503                  0.000                11.124047                0.000                 12/31/97

---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF-VALUE PORTFOLIO
       12.009406                2,274.954              12.089242               124.533                12/31/01
       11.872734                1,233.392              11.933810                9.320                 12/31/00
        9.605992                 703.796               9.641132                 0.000                 12/31/99
        9.891198                 23.284                9.912646                 0.000                 12/31/98
       10.218060                  0.000                10.225073                0.000                 12/31/97
------------------------- ---------------------- ---------------------- ----------------------- ----------------------

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2001. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Value Portfolio or as of May 1, 2002, (the effective date of the Subaccounts) for The Timothy Plan Conservative

Growth Variable Series and The Timothy Plan Strategic Growth Variable Series. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

FINANCIAL STATEMENTS
The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the statement of additional information.

PERFORMANCE INFORMATION
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

YIELD DATA
The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.

TOTAL RETURN DATA
The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without the Optional Death Benefit than for a Contract with this feature. If an owner selects this feature, total return data will be higher if the owner is age 65 and younger at issue than if the owner is over age 65 at issue.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

 "Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

OTHER PERFORMANCE MEASURES
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:
- compare the performance of a Subaccount with applicable indices and/or industry averages; |X| present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;
- compare investment return on a tax-deferred basis with currently taxable investment return;
-    illustrate investment returns by graphs, charts, or otherwise

The "MORTALITY AND EXPENSE RISK CHARGE" subsection of the "CHARGES AND DEDUCTIONS" section of the Prospectus is deleted, and is replaced in its entirety by the following:

MORTALITY AND EXPENSE RISK CHARGE

  Purpose of Charge           Compensation for bearing certain mortality and
                              expense risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

  Amount of Charge            Daily charge equal to 0.003403% of the daily Net
                              Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%. Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."

                              For individual contracts with the optional
                              Enhanced Death Benefit Amount, a daily charge equal to 0.003674% of the daily Net Asset Value for each Subaccount if issued to an owner age 65 and younger, or 0.004079% of the daily Net Asset Value for each Subaccount if issued to an owner over age 65 but under age 79, which correspond to an effective annual rate of 1.35% or 1.50%, respectively. The Company estimates that the mortality risk component of these charges is 0.85% or 1.00%, respectively, and that the expense risk component remains at 0.50%. Contracts with the optional Enhanced Death Benefit Amount are referred to as "Optional Death Benefit Contracts." The optional Enhanced Death Benefit Amount is not available for Enhanced Contracts.

                              When Assessed During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

  Assessed Against What       Amounts invested in the Subaccounts. Not assessed
  Waivers                     against the fixed account options. When the
                              Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These
                              Contracts are referred to as "Enhanced Contracts."
                              The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002590% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%. The Company estimates that for Enhanced
                              Contracts, the mortality risk component of this charge is 0.75% and the expense risk component is 0.20%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     ADDITIONS TO SECTIONS OF THE PROSPECTUS
-------------------------------------------------------------------------------

The "EXAMPLES" subsection of the "FEE TABLE" section is amended by adding the following material at the end of the section: [TO BE UPDATED]

------------------------------------------------------------------ -------------------------------------------------
      OPTIONAL DEATH BENEFIT CONTRACTS                                              EXAMPLE #1--ASSUMING SURRENDER

      (Issued to owner age 65 and younger)                                If the owner surrenders his or her Contract at
                                                                          the end of the applicable time period, the
                                                                          following expenses would be charged on a $1,000
                                                                          investment:
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
SUBACCOUNT                                                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Money Market Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus VIF Small Cap Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus Stock Index Fund-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Core Equity Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-High Yield Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Health Sciences Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Dynamics Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Financial Services Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Small Company Growth Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Aggressive Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Balanced Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Capital Appreciation Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Growth II Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Tech & Comm Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Scudder VIT-EAFE(R) Equity Index
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Scudder VIT-Small Cap Index
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Strong Opportunity Fund II, Inc.
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Timothy Plan Strategic Growth Variable Series
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Timothy Plan Conservative Growth Variable Series
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Mid Cap Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Core Plus Fixed Income Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -U.S. Real Estate Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------

----------------------------------------------------------------------- -------------------------------------------------
      OPTIONAL DEATH BENEFIT CONTRACTS                                               EXAMPLE #2--ASSUMING NO SURRENDER

      (Issued to owner age 65 and younger)                                 If the owner  surrenders  his or her Contract
                                                                           at the end of the applicable time period, the
                                                                           following  expenses would be charged on a
                                                                           $1,000 investment:
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
SUBACCOUNT                                                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Money Market Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus VIF Small Cap Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus Stock Index Fund-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Core Equity Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-High Yield Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Health Sciences Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Dynamics Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Financial Services Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Small Company Growth Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Aggressive Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Balanced Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Capital Appreciation Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Growth II Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Tech & Comm Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Scudder VIT-EAFE(R) Equity Index
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Scudder VIT-Small Cap Index
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Strong Opportunity Fund II, Inc.
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
------------------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Timothy Plan Strategic Growth Variable Series
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Timothy Plan Conservative Growth Variable Series
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Mid Cap Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Core Plus Fixed Income Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -U.S. Real Estate Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------


------------------------------------------------------------------------------ -------------------------------------------------
      OPTIONAL DEATH BENEFIT CONTRACTS                                                 EXAMPLE #1--ASSUMING SURRENDER

      (Issued to owner over  age 65 and under age 79)                         If the owner  surrenders  his or her Contract at
                                                                              the  end  of the  applicable  time  period,  the
                                                                              following  expenses would be charged on a $1,000
                                                                              investment:
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
SUBACCOUNT                                                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Money Market Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus VIF Small Cap Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus Stock Index Fund-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Core Equity Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-High Yield Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Health Sciences Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Dynamics Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Financial Services Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Small Company Growth Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Aggressive Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Balanced Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Capital Appreciation Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Growth II Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Tech & Comm Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Scudder VIT-EAFE(R) Equity Index
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Scudder VIT-Small Cap Index
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Strong Opportunity Fund II, Inc.
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Timothy Plan Strategic Growth Variable Series
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Timothy Plan Conservative Growth Variable Series
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Mid Cap Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Core Plus Fixed Income Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -U.S. Real Estate Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------

----------------------------------------------------------------------- -------------------------------------------------

      OPTIONAL DEATH BENEFIT CONTRACTS                                          EXAMPLE #2--ASSUMING NO SURRENDER

      (Issued to owner over  age 65 and under age 79)                    If the owner  surrenders  his or her Contract at
                                                                         the  end  of the  applicable  time  period,  the
                                                                         following  expenses would be charged on a $1,000
                                                                         investment:
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
SUBACCOUNT                                                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Money Market Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus VIF Small Cap Portfolio-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Dreyfus Stock Index Fund-Initial Shares
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Core Equity Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-High Yield Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Health Sciences Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Dynamics Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Financial Services Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
INVESCO VIF-Small Company Growth Fund
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Aggressive Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Balanced Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Janus A.S.-Capital Appreciation Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Growth II Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Tech & Comm Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Scudder VIT-EAFE(R) Equity Index
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Scudder VIT-Small Cap Index
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Strong Opportunity Fund II, Inc.
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Timothy Plan Strategic Growth Variable Series
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
The Timothy Plan Conservative Growth Variable Series
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Mid Cap Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Value Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -Core Plus Fixed Income Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------
Van Kampen -U.S. Real Estate Portfolio
------------------------------------------------------------------------ ------------ ----------- ----------- ------------


The "Benefit Payment Period" section is amended by adding the following material:

OPTIONAL ENHANCED DEATH BENEFIT AMOUNT
If an owner purchased an individual Contract that was issued before his 79th birthday, the owner could have elected the optional Enhanced Death Benefit Amount. If elected, the additional charge for this benefit will be included in the mortality and expense risk charge as described in the Charges and Deductions section of the prospectus. This benefit must have been elected before the Contract was issued. It cannot be discontinued after the Contract was issued. The optional Enhanced Death Benefit Amount was not available for Enhanced Contracts.

      The Enhanced Death Benefit Amount will equal the greatest of:
      1)     the Account Value on the Death Benefit Valuation Date
      2)     the Enhanced Minimum Death Benefit; or
      3)     the Enhanced Historic High Value.

The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date. If the owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract Anniversary prior to the 80th birthday.

The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for partial surrenders taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The Enhanced High Value is the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to Age 80.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amounts described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

                              THE COMMODORE SPIRIT
             GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2003

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2003, for The Commodore Spirit Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

IN 2003, THE COMPANY IS SEEKING OR WILL SEEK APPROPRIATE REGULATORY APPROVAL TO ISSUE THE CONTRACT WITH A REVISED DEATH BENEFIT AMOUNT ENDORSEMENT (THE "2003 DEATH BENEFIT ENDORSEMENT"). UNTIL THE 2003 DEATH BENEFIT ENDORSEMENT IS APPROVED IN YOUR STATE, THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE DEATH BENEFIT IF YOU BECOME A CONTRACT OWNER AFTER MAY 1, 2003 BUT BEFORE THE 2003 DEATH BENEFIT ENDORSEMENT IS APPROVED IN YOUR STATE.

The Statement of Additional Information ("SAI") dated May 1, 2003, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the Statement of Additional Information is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Spirit is 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus or this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.

-------------------------------------------------------------------------------
THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-  THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
-  THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR
   CREDIT UNION
- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
-  THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY IF YOU BUY AN INDIVIDUAL CONTRACT AND LIVE IN A STATE OTHER THAN OREGON, SOUTH CAROLINA OR WASHINGTON
  AND THE 2003 DEATH BENEFIT ENDORSEMENT HAS NOT BEEN APPROVED IN YOUR STATE
-------------------------------------------------------------------------------

The "DEATH BENEFIT AMOUNT FOR INDIVIDUAL CONTRACTS" subsection of the "BENEFIT PAYMENT PERIOD" section of the Prospectus is deleted, and are replaced in its entirety by the following:

DEATH BENEFIT AMOUNT
Unless the owner purchased an individual Contract and elected the optional Enhanced Death Benefit Amount, the Death Benefit will equal the greatest of:

     1)   the Account Value on the Death Benefit Valuation Date;
     2)   the Minimum Death Benefit; or
     3)   the Historic High Value.

The Minimum Death Benefit is equal to total purchase payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date. If the owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract Anniversary prior to the 80th birthday. No interest will be added if the owner was Age 80 before this Contract was issued.

The Historic High Value is equal to the High Value, reduced proportionally for partial surrenders taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the owner's 75th birthday, there is no High Value. This means there is no Historic High Value.

The "Death Benefit Amount for Group Contracts" subsection of the "Benefit Payment Period" section of the Prospectus is deleted.

-------------------------------------------------------------------------------
    SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY OR DELETED IF YOU LIVE IN OREGON, SOUTH CAROLINA OR WASHINGTON AND THE 2003 DEATH BENEFIT ENDORSEMENT HAS
 NOT BEEN APPROVED IN YOUR STATE OR YOU ARE A PARTICIPANT IN A GROUP CONTRACT
-------------------------------------------------------------------------------

The "DEATH BENEFIT AMOUNT FOR INDIVIDUAL CONTRACTS" subsection of the "BENEFIT PAYMENT PERIOD" section of the Prospectus is deleted, and are replaced in its entirety by the following:

DEATH BENEFIT AMOUNT
A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the largest of the following three amounts:

     -    The Account Value on the Death Benefit Valuation Date
     - The total purchase payment(s), with interest at three percent (3%) per year through the Death Benefit Valuation Date or the owner's 80th birthday if earlier, compounded annually, less any partial surrenders and any contingent deferred sales charges that applied to those amounts
     - The largest Account Value on any contract anniversary after the fourth contract anniversary and prior to the Death Benefit Valuation Date or the owner's 80th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

-----------

The "DEATH BENEFIT AMOUNT FOR GROUP CONTRACTS" subsection of the "BENEFIT PAYMENT PERIOD" section of the Prospectus is deleted.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION FOR

Individual and Group Flexible Premium Deferred Annuities


                                                                     May 1, 2003




     This statement of additional information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company through Annuity Investors Variable Account B (Separate Account"). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information and have the same meaning as in the prospectuses.


     A copy of the prospectus applicable to your contract dated May 1, 2003, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.commodoreva.com to request a copy.

                                TABLE OF CONTENTS

                                                                                           Page
     ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ........................................... 3
            General Information and History ................................................ 3
            State Regulation ............................................................... 3
     SERVICES .............................................................................. 3
             Safekeeping of Separate Account Assets ........................................ 3
             Records and Reports ........................................................... 3
             Experts ....................................................................... 3
     DISTRIBUTION OF THE CONTRACTS ......................................................... 3
     CALCULATION OF PERFORMANCE INFORMATION ................................................ 4
             Money Market Subaccount Standardized Yield Calculation ........................ 4
             Average Annual Total Return Calculation ....................................... 5
             Cumulative Total Return Calculation ........................................... 5
             Standardized Average Annual Total Return Data ................................. 6
             Non-Standardized Average Annual Total Return Data ............................. 7
             Other Performance Measures .................................................... 8
     BENEFIT UNITS-TRANSFER FORMULAS ....................................................... 9
     FEDERAL TAX MATTERS ...................................................................10
             Taxation of Separate Account Income ...........................................10
             Tax Deferred Status of Non Qualified Contracts ................................10
     FINANCIAL STATEMENTS ..................................................................11

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources, Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES
--------------------------------------------------------------------------------
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS
The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the fixed account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the fixed account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS


The financial statements of the Separate Account and the statutory-basis financial statements of the Company at December 31, 2002 and 2001, and for the years then ended, appearing in this statement of additional information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.


DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------
The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:


                                                              Year Ended
                     ---------------------------------------------------------------------------------------------
   Registration             12/31/2002                      12/31/2001                          12/31/2000
   Statement #        -------------------------   -----------------------------         --------------------------
                       Received        Retained     Received           Retained          Received         Retained
   333-19725          $_________       $_______   $ 2,741,101          $668,077         $6,806,480        $581,339
   333-51955          $_________       $_______   $   189,671          $138,609         $  162,059        $ 13,841
   333-51971          $_________       $_______   $   350,730          $ 89,801         $  486,177        $ 41,524

CALCULATION OF PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

        Where:

        BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                             Unit Value for the Money Market ("AUV") over a 7-day period determined as follows:

             AUV at end of 7-day period - AUV at beginning of 7-day period
             -------------------------------------------------------------
                            AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1


The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2001 are as follows:

                    Contract           Total Separate Account Charges             Yield            Effective Yield
              ---------------------- ------------------------------------ ---------------------- ---------------------
                    333-19725



                    333-51955



                    333-51971



The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)n = ERV

Where:

     P      =    a hypothetical initial payment of $1,000
     T      =    average annual total return
     N      =    number of years
     ERV    =    ending redeemable value of a hypothetical $1,000
                 payment made at the beginning of the one-, five-or ten-year period at the end of the one-, five-or ten-year period (or fractional portion thereof)

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as contract (or certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract (or certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

      CTR    =      the cumulative total return net of Subaccount recurring
                    charges, other than the contract (or certificate) maintenance fee, for the period

      ERV    =      ending redeemable value at the end of the one-, five-or
                    ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

      P      =      a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract (or certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.


   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
   (Data  reflects  deduction of all  recurring  charges  including  contingent                    S.E.C. FILE NO.
   deferred  sales  charges and contract (or  certificate)  maintenance  fees -                       333-19725
   data is the same for all Standard Contracts)                                ----------------------------------------------------
                                                                                        STANDARD(1)                ENHANCED(2)
                                                                                        CONTRACTS                  CONTRACTS
                                                                                ------------------------    -----------------------
                                                                    All Periods    1 Year        From         1 Year        From
                                                               Ended 12/31/2002                Inception                  Inception
                                                                                                 Date(3)                    Date(3)
   Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares
   Dreyfus V.I.F.-Money Market Portfolio
   Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares
   Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares
   The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
   Dreyfus Stock Index Fund-Initial Shares
   INVESCO VIF- Core Equity Fund
   INVESCO VIF-High Yield Fund
   INVESCO VIF-Health Sciences Fund(6)
   INVESCO VIF-Dynamics Fund6
   INVESCO VIF-Financial Services Fund(6)
   INVESCO VIF-Small Company Growth Fund(6)
   INVESCO VIF-Total Return Fund
   Janus A.S.- Growth Portfolio
   Janus A.S.- Aggressive Growth Portfolio
   Janus A.S.-Balanced Portfolio
   Janus A.S.- Capital Appreciation Portfolio(4)
   Janus A.S.- Worldwide Growth Portfolio
   Janus A.S.- International Growth Portfolio
   PBHG Insurance Series Fund-PBHG Growth II Portfolio(6)
   PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio(6)
   PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio
   PBHG Insurance Series Fund-PBHG Select Value Portfolio
   PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio
   Scudder VIT EAFE(R)Equity Index(4)
   Scudder VIT Equity 500 Index(4)
   Scudder VIT Small Cap Index(4)
   Strong Opportunity Fund II, Inc.
   Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
   The Timothy Plan Small Cap VS(5)
   Van Kampen Mid-Cap Value Portfolio
   Van Kampen Value Portfolio
   Van Kampen Core Plus Fixed Income Portfolio
   Van Kampen U.S. Real Estate Portfolio
   Van Kampen Emerging Markets Equity Portfolio


1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.


3/ From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.

4/   From inception date of Subaccount (5/1/99) to 12/31/2002.

5/   From inception date of Subaccount (5/1/98) to 12/31/2002.

6/   From inception date of Subaccount (5/1/01) to 12/31/2002.


  STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data  reflects  deduction of all  recurring  charges  including  contingent       S.E.C. FILE NO.            S.E.C. FILE NO.
deferred  sales  charges and contract (or  certificate)  maintenance  fees -          333-51971                  333-51955
data is the same for all Standard Contracts)                                     -------------------          -----------------
                                                                                      STANDARD(1)               STANDARD(2)
                                                                                      CONTRACTS                  CONTRACTS

                                                                 All Periods    1 Year         From         1 Year        From
                                                           Ending 12/31/2002                Inception                   Inception
                                                                                             Date(3)                     Date(3)
                                                                              ------------ ------------- ------------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares
Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-Initial Shares
INVESCO VIF- Core Equity Fund
INVESCO VIF-High Yield Fund
INVESCO VIF-Health Sciences Fund(6)
INVESCO VIF-Dynamics Fund(6)
INVESCO VIF-Financial Services Fund(6)
INVESCO VIF-Small Company Growth Fund(6)
INVESCO VIF-Total Return Fund
Janus A.S.- Growth Portfolio
Janus A.S.- Aggressive Growth Portfolio
Janus A.S.-Balanced Portfolio
Janus A.S.- Capital Appreciation Portfolio(4)
Janus A.S.- Worldwide Growth Portfolio
Janus A.S.- International Growth Portfolio
PBHG Insurance Series Fund-PBHG Growth II Portfolio
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(6)
PBHG Insurance Series Fund-PBHG Select Value Portfolio(6)
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio
Scudder VIT EAFE(R)Equity Index(4)
Scudder Equity 500 Index(4)
Scudder VIT Small Cap Index(4)
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
The Timothy Plan Small Cap VS(5)
Van Kampen Mid-Cap Value Portfolio
Van Kampen Value Portfolio
Van Kampen Core Plus Fixed Income Portfolio
Van Kampen U.S. Real Estate Portfolio
Van Kampen Emerging Markets Equity Portfolio


1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.


3/ From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.

4/   From inception date of Subaccount (5/1/99) to 12/31/2002.

5/   From inception date of Subaccount (5/1/98) to 12/31/2002.

6/   From inception date of Subaccount (5/1/01) to 12/31/2002.

NON STANDARDIZED
AVERAGE ANNUAL TOTAL RETURN DATA                                                                S.E.C. FILE NO.
(Data  reflects  deduction of all recurring  charges  including  contingent                        333-19725
deferred  sales charges and contract (or  certificate)  maintenance  fees -  -----------------------------------------------------
data is the same for all Standard Contracts)                                         STANDARD(1)                ENHANCED(2)
                                                                                     CONTRACTS                  CONTRACTS
                                                                             ------------------------   -------------------------
                                                                All Periods     1 Year        From         1 Year        From
                                                          Ending 12/31/2002                 Inception                  Inception
                                                                                              Date(3)                   Date(3)
                                                                             ------------- ------------ ------------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares
Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-Initial Shares
INVESCO VIF- Core Equity Fund
INVESCO VIF-High Yield Fund
INVESCO VIF-Health Sciences Fund
INVESCO VIF-Dynamics Fund(6)
INVESCO VIF-Financial Services Fund(10)
INVESCO VIF-Small Company Growth Fund(6)
INVESCO VIF-Total Return Fund
Janus A.S.- Growth Portfolio
Janus A.S.- Aggressive Growth Portfolio
Janus A.S.-Balanced Portfolio
Janus A.S.- Capital Appreciation Portfolio
Janus A.S.- Worldwide Growth Portfolio
Janus A.S.- International Growth Portfolio
PBHG Insurance Series Fund-PBHG Growth II Portfolio
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(9)
PBHG Insurance Series Fund-PBHG Select Value Portfolio(8)
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio
Scudder VIT EAFE(R)Equity Index
Scudder VIT Equity 500 Index(5)
Scudder VIT Small Cap Index(6)
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
The Timothy Plan Small Cap VS(7)
Van Kampen Mid-Cap Value Portfolio
Van Kampen Value Portfolio
Van Kampen Core Plus Fixed Income Portfolio
Van Kampen U.S. Real Estate Portfolio
Van Kampen Emerging Markets Equity Portfolio


1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.


3/ From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.

4/   From inception date of Portfolio (8/22/97) to 12/31/2002.

5/   From inception date of Portfolio (10/1/97) to 12/31/2002.

6/   From inception date of Portfolio (8/25/97) to 12/31/2002.

7/   From inception date of Portfolio (5/1/98) to 12/31/2002.

8/   From inception date of Portfolio (10/28/97) to 12/31/2002.

9/   From inception date of Portfolio (11/30/98) to 12/31/2002.

10/  From inception date of Portfolio (9/21/99) to 12/31/2002.


NON STANDARDIZED                                                                  S.E.C. FILE NO.            S.E.C. FILE NO.
AVERAGE ANNUAL TOTAL RETURN DATA                                                     333-51971                  333-51955
(Data  reflects  deduction of all recurring  charges  including  contingent          CONTRACTS                  CONTRACTS
deferred  sales charges and contract (or  certificate)  maintenance  fees -     ----------------------  --------------------------
data is the same for all Standard Contracts)                                         STANDARD(1)                STANDARD(2)
                                                                                     CONTRACTS                  CONTRACTS
                                                                               ------------------------ --------------------------
                                                                All Periods     1 Year        From         1 Year        From
                                                          Ending 12/31/2002                 Inception                  Inception
                                                                                              Date(3)                    Date(3)
                                                                             ------------- ------------ ------------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares
Dreyfus V.I.F.-Money Market Portfolio
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares
Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund-Initial Shares
INVESCO VIF- Core Equity Fund
INVESCO VIF-High Yield Fund
INVESCO VIF-Health Sciences Fund
INVESCO VIF-Dynamics Fund(6)
INVESCO VIF-Financial Services Fund(10)
INVESCO VIF-Small Company Growth Fund(6)
INVESCO VIF-Total Return Fund
Janus A.S.- Growth Portfolio
Janus A.S.- Aggressive Growth Portfolio
Janus A.S.-Balanced Portfolio
Janus A.S.- Capital Appreciation Portfolio
Janus A.S.- Worldwide Growth Portfolio
Janus A.S.- International Growth Portfolio
PBHG Insurance Series Fund-PBHG Growth II Portfolio
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(9)
PBHG Insurance Series Fund-PBHG Select Value Portfolio(8)
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio
Scudder VIT EAFE(R)Equity Index(4)
Scudder VIT Equity 500 Index(5)
Scudder VIT Small Cap Index(6)
Strong Opportunity Fund II, Inc.
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
The Timothy Plan Small Cap VS(7)
Van Kampen Mid-Cap Value Portfolio
Van Kampen Value Portfolio
Van Kampen Core Plus Fixed Income Portfolio
Van Kampen U.S. Real Estate Portfolio
Van Kampen Emerging Markets Equity Portfolio


1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.


3/ From Separate Account Commencement date (7/15/97) to 12/31/2002 unless otherwise noted.

4/   From inception date of Portfolio (8/22/97) to 12/31/2002.

5/   From inception date of Portfolio (10/1/97) to 12/31/2002.

6/   From inception date of Portfolio (8/25/97) to 12/31/2002.

7/   From inception date of Portfolio (5/1/98) to 12/31/2002.

8/   From inception date of Portfolio (10/28/97) to 12/31/2002.

9/   From inception date of Portfolio (11/30/98) to 12/31/2002.

10/  From inception date of Portfolio (9/21/99) to 12/31/2002.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors, Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economical market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets are based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount, or its underlying Portfolios, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

          The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

          The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)
               = UNIT1 - BU1 (trans)

          The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
               BU2 (trans) = BU1 (trans) * BUV1/BUV2.

          The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)
               = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

          BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

          BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

          BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

          BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

          UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

          UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX DEFERRAL ON NONQUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of nonqualified Contracts.

FINANCIAL
--------------------------------------------------------------------------------


The audited financial statements of the Separate Account at, and for the years ended, December 31, 2002 and 2001 and the Company's audited statutory basis financial statements for the years ended December 31, 2002 and 2001 are included herein. The financial statements of the Company included in this statement of additional information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

PART C
OTHER INFORMATION - 333-19725

ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
     All required financial Statements are included in Parts A or B of this Registration Statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company(R) authorizing establishment of Annuity Investors Variable Account B.1/

     (2)  Not Applicable

     (3) (a) Distribution Agreement between Annuity Investors Life Insurance Company and AAG Securities, Inc. (n/k/a Great American Advisors, Inc.)2/

         (b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company, AAG Securities, Inc. (n/k/a Great American Advisors, Inc.) and another Broker-Dealer6/.

     (4)  Individual and Group Contract Forms and Endorsements.

          (a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract.2/
          (b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract.2/
          (c)  Form of Loan Endorsement to Individual Contract. 2/
          (d)  Form of Tax Sheltered Annuity Endorsement to Individual
               Contract.2/
          (e) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract.1/
          (f)  Form of Employer Plan Endorsement to Individual Contract.2/
          (g) Form of Individual Retirement Annuity Endorsement to Individual Contract.2/
          (h) Form of Texas Optional Retirement Program Endorsement to Individual Contract.2/
          (i)  Form of Long-Term Care Waiver Raider to Individual Contract.2/
          (j)  Form of Simple IRA Endorsement to Individual Contract.2/
          (k)  Form of Optional Death Benefit Endorsement to Individual
               Contract.9/
          (l)  Form of Group Flexible Premium Deferred Variable Annuity
               Contract.2/
          (m) Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract.2/
          (n)  Form of Loan Endorsement to Group Contract.2/
          (o) Form of Loan Endorsement to Certificate of Participation under a Group Contract.2/
          (p)  Form of Tax Sheltered Annuity Endorsement to Group Contract.2/
          (q) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.2/
          (r) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract2/
          (s) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract2/
          (t)  Form of Employer Plan Endorsement to Group Contract .2/
          (u) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract.2/
          (v)  Form of Deferred Compensation Endorsement to Group Contract.2/
          (w) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.2/

          (x) Form of Texas Optional Retirement Program Endorsement to Group Contract.2/
          (y) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.2/
          (z)  Form of Long-Term Care Waiver Rider to Group Contract.2/
          (aa) Form of Long Term Care Waiver Rider to Certificate of Participation under a Group Contract.2/
          (bb) Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract.3/
          (cc) Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract.3/
          (dd) Form of Roth IRA Endorsement to Qualified Individual Contract.3/
          (ee) Revised Form of Employer Plan Endorsement to Group Contract.3/
          (ff) Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/
          (gg) Revised Form of SIMPLE IRAEmployer Plan Endorsement to Qualified Individual Contract.3/
          (hh) Revised Form of Tax Sheltered Annuity Endorsement to Group Contract.3/
          (ii) Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.3/
          (jj) Revised form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/
          (kk) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/
          (ll) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/
          (mm) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/
          (nn) Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/
          (oo) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/
          (pp) Form of Governmental Section 457 Plan Endorsement to qQualified Individual Contract. 3/
          (qq) Form of Successor Owner Endorsement to Group Contract. 6/
          (rr) Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 6/
          (ss) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract.6/
          (tt) Revised Form of Successor Owner Endorsement to Group Contract. 7/
          (uu) Revised Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 7/
          (vv) Revised Form of Successor Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 7/
          (ww) Form of Individual Retirement Annuity Endorsement to Group Contract. 7/
          (xx) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract.7/
          (yy) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 7/
          (zz) Form of SIMPLE Individual Retirement Annuity endorsement to Certificate of Participation under a Group Contract. 7/
          (aaa) Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 7/
          (bbb) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/
          (ccc) Form of Unisex Endorsement to Non-Qualified Individual Contract. 7/
          (ddd) Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

          (eee) Form of Income Benefit Rider to Qualified Individual Contract.
               8/
          (fff) Form of Income Benefit Rider to Group Contract. 8/
          (ggg) Form of Income Benefit rRider to Certificate of Participation under a Group Contract. 7/



          (hhh) Form of Death Benefit Amount Endorsement to Individual Contract



          (iii) Form of Death Benefit Amount Endorsement to Group Contract



          (jjj) Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract


     (5) (a) Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 2/
          (b) Form of Application for Group Flexible Premium Ddeferred Annuity Contract. 2/
          (c) Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 24/
          (d) Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 24/

          (e) Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 10/

     (6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company.71/
               (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996.72/
               (ii) Amendment to Articles of Incorporation adopted August 9,
                    1996 and approved by Secretary of State of Ohio on December 3, 1996.72/
          (b)  Code of Regulations of Annuity Investors Life Insurance
               Company.6/

     (7)  Not Applicable.

     (8) (a) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.2/
               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company (R) and Dreyfus Variable Investment Fund.
          (b) Participantation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.2/
               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company (R) and Dreyfus Stock Index Fund. 2/
          (c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.2/

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company (R) and The Dreyfus Socially Responsible Growth Fund, Inc. 2/.
          (d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series.2/
          (e) Participation Agreement between Annuity Investors Life Insurance Company and Strong Variable Insurance Funds, Inc and Strong Special Fund II, Inc.(n/k/a Strong Opportunity Fund, Inc.)2/
          (f) Participation Agreement between Annuity Investors Lifve Insurance Company and INVESCO Variable Investment Funds, Inc.2/
          (g) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.)2/
          (h) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc.2/
          (i) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a Great American Financial Resources, Inc.)2/
          (j) Agreement between AAG Securities, Inc.(n/k/a Great American Advisors, Inc.) and AAG Insurance Agency, Inc.2/
          (k) Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a Great American Financial Resources, Inc.)2/
          (l) Service Agreement between Annuity Investors Life Insurance Company and

               Strong Capital Management, Inc..2/
          (m) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter & Associates, Ltd..2/
          (n) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company.2/
          (o) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation.2/
          (p) Service Agreement between INVESCO Funds Inc. and Annuity Investors Life Insurance Company. 4/
          (q) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.4/
          (r) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company. 4/
          (s) Participation Agreement between Bankers Trust, (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company.8/
          (t) Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company. 8/

(9) Opinion and Consent of Counsel.1/

(10) Consent of Independent Auditors (to be filed by amendment).

(11) No Financial Statements are omitted from item 23.
(12) Not Applicable.
(13) Schedule for Computation of Performance Quotations. 4/
(14) Not Applicable.
(15) Powers of Attorney (filed herewith).

      1/Filed with Form N-4 on December 23, 1996.
      2/Filed with Pre-Effective Amendment No. 1 June 3, 1997.
      3/Filed with Post-Effective Amendment No. 1 filed on February 27, 1998 4/Filed with Post-Effective Amendment No.2 on April 29, 1998 5/Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B, SEC File No. 333-51955 on July 6, 1998
      6/Filed with Post-Effective Amendment No. 3 on November 17, 1998
      7/Filed with Post-Effective Amendment No. 4 on February 1, 1999
      8/Filed with Post-Effective Amendment to No. 5, on February 26, 1999. 9/Filed with Post-Effective Amendment No. 8, on May 1, 2001.

     10/Filed with Post-Effective Amendment No. 9, on May 1, 2002.

ITEM 25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY


      NAME                    PRINCIPAL                    POSITIONS AND OFFICES
                          BUSINESS ADDRESS                   WITH THE COMPANY
                          ----------------                   ----------------

Charles R. Scheper               (1)          President, Chief Executive Officer and Director
David B. Rich                    (1)          Executive Vice President and Director
Stephen Craig Lindner            (1)          Director
Mark Francis Muething            (1)          Executive Vice President, Secretary, General
                                              Counsel and Director
Christopher P. Miliano           (1)          Director
Vincent J. Granieri              (1)          Senior Vice President, Chief Financial Officer and
                                              Chief Actuary
Adrienne Kessling                (1)          Senior Vice President - Operations
Catherine A. Crume               (1)          Vice President - Licensing & Commissions
John P. Gruber                   (1)          Vice President
James L. Henderson               (1)          Vice President
Gary L. Peters                   (1)          Vice President - Variable Annuity Sales
Richard L. Magoteaux             (1)          Treasurer
William C. Ellis                 (1)          Assistant Treasurer
William Jack Maney, II           (1)          Assistant Treasurer
Richard Sutton                                Assistant Vice President and Appointed Actuary
Thomas E. Mischell               (1)          Assistant Treasurer




(1) P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned Ssubsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Advisors Resources, Inc. (f/k/a American Annuity Group,(SM) Inc.). The Registrant, Annuity Investors Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company.
The following chart indicates the persons controlled by or under common control with the Company:

AFG ORGANIZATIONAL CHART


                                                          STATE OF           DATE OF
                                                          DOMICILE           INCORPORATION

American Financial Group, Inc                             Ohio               07/01/1997
|__AFC Holding Company                                    Ohio               12/09/1994
|__AHH Holdings, Inc.                                     Florida            12/27/1995
|__American Heritage Holding Corporation                  Delaware           11/02/1994
|__Heritage Homes Realty, Inc                             Florida            07/20/1993
|__Southeast Title, Inc.                                  Florida            05/16/1995
|__Columbia Financial Company                             Florida            10/26/1993
|__Heritage Home Finance Corporation                      Florida            02/10/1994
|__American Financial Capital Trust I                     Delaware           09/14/1996
|__American Financial Corporation                         Ohio               11/15/1955
|__American Financial Corporation (Name Holding Company)  Ohio               08/27/1963
|__American Money Management Corporation                  Ohio               03/01/1973
|__American Money Management International                N.V Netherland
                                                            Antilles         05/10/1985
|__American Premier Underwriters, Inc                     Pennsylvania       04/13/1846
|__The Ann Arbor Railroad Company                         Michigan           09/21/1895
|__The Associates of the Jersey Company                   New Jersey         11/10/1804
|__Cal Coal, Inc                                          Illinois           05/30/1979
|__GAI (Bermuda) Ltd                                      Bermuda            04/06/1998
|__GAI Insurance Company, Ltd                             Bermuda            09/18/1989
|__The Indianapolis Union Railway Company                 Indiana            11/19/1872
|__Lehigh Valley Railroad Company                         Pennsylvania       04/21/1846
|__The New York and Harlem Railroad Company               New York           04/25/1831
|__The Owasco River Railway, Inc                          New York           06/02/1881
|__PCC Real Estate, Inc                                   New York           12/15/1986
|__PCC Chicago Realty Corp                                New York           12/23/1986
|__PCC Gun Hill Realty Corp                               New York           12/18/1985
|__PCC Michigan Realty, Inc                               Michigan           11/09/1987
|__PCC Scarsdale Realty Corp                              New York           06/01/1986
|__Scarsdale Depot Associates, L.P                        Delaware           05/05/1989
|__Penn Central Energy Management Company                 Delaware           05/11/1987
|__Pennsylvania Company                                   Delaware           12/12/1958
|__Atlanta Casualty Company                               Ohio               06/13/1972
|__American Premier Insurance Company                     Indiana            11/30/1989
|__Atlanta Casualty Group, Inc                            Georgia            04/01/1977
|__Atlanta Casualty General Agency, Inc                   Texas              03/15/1961
|__Atlanta Insurance Brokers, Inc                         Georgia            02/06/1971
|__Treaty House, Ltd                                      Nevada             11/02/1971
|__Atlanta Reserve Insurance Company                      Ohio               12/07/1998
|__Atlanta Specialty Insurance Company                    Ohio               02/06/1974
|__Penn Central U.K Limited                               United Kingdom     10/28/1992
|__Insurance (GB) Limited                                 United Kingdom     05/13/1992
|__Delbay Corporation                                     Delaware           12/27/1962
|__Great Southwest Corporation                            Delaware           10/25/1978
|__World Houston, Inc                                     Delaware           05/30/1974
|__Hangar Acquisition Corp                                Ohio               10/06/1995
|__Infinity Insurance Company                             Indiana            08/28/1978
|__Infinity Agency of Texas, Inc                          Texas              07/15/1992


                                                                                                    % OF STOCK OWNED
                                                                                                    BY IMMEDIATE
                                                          NATURE OF BUSINESS                        PARENT COMPANY (1)

American Financial Group, Inc                             Diversified Financial Holding Company
|__AFC Holding Company                                    Diversified Financial Holding Company     100
|__AHH Holdings, Inc.                                     Holding Company                            49
|__American Heritage Holding Corporation                  Home Builder                              100
|__Heritage Homes Realty, Inc                             Home Sales                                100
|__Southeast Title, Inc.                                  Title Company                             100
|__Columbia Financial Company                             Real Estate Holding Company               100
|__Heritage Home Finance Corporation                      Finance Company                           100
|__American Financial Capital Trust I                     Statutory Business Trust                  100
|__American Financial Corporation                         Diversified Financial Holding Company     100
|__American Financial Corporation (Name Holding Company)  Inactive                                  100
|__American Money Management Corporation                  Securities Management Company             100
|__American Money Management International
                                                          Securities Management Company             100
|__American Premier Underwriters, Inc                     Diversified Company                       100(2)
|__The Ann Arbor Railroad Company                         Inactive                                   99
|__The Associates of the Jersey Company                   Inactive                                  100
|__Cal Coal, Inc                                          Inactive                                  100
|__GAI (Bermuda) Ltd                                      Holding Company                           100
|__GAI Insurance Company, Ltd                             Reinsurance                               100
|__The Indianapolis Union Railway Company                 Inactive                                  100
|__Lehigh Valley Railroad Company                         Inactive                                  100
|__The New York and Harlem Railroad Company               Inactive                                   97
|__The Owasco River Railway, Inc                          Inactive                                  100
|__PCC Real Estate, Inc                                   Holding Company                           100
|__PCC Chicago Realty Corp                                Real Estate Developer                     100
|__PCC Gun Hill Realty Corp                               Real Estate Developer                     100
|__PCC Michigan Realty, Inc                               Real Estate Developer                     100
|__PCC Scarsdale Realty Corp                              Real Estate Developer                     100
|__Scarsdale Depot Associates, L.P                        Real Estate Developer                      80
|__Penn Central Energy Management Company                 Inactive                                  100
|__Pennsylvania Company                                   Holding Company                           100
|__Atlanta Casualty Company                               Property/Casualty Insurance               100
|__American Premier Insurance Company                     Property/Casualty Insurance               100
|__Atlanta Casualty Group, Inc                            Insurance Agency                          100
|__Atlanta Casualty General Agency, Inc                   Managing General Agency                   100
|__Atlanta Insurance Brokers, Inc                         Insurance Agency                          100
|__Treaty House, Ltd                                      Insurance Premium Finance                 100
|__Atlanta Reserve Insurance Company                      Property/Casualty Insurance               100
|__Atlanta Specialty Insurance Company                    Property/Casualty Insurance               100
|__Penn Central U.K Limited                               Insurance Holding Company                 100
|__Insurance (GB) Limited                                 Property/Casualty Insurance               100
|__Delbay Corporation                                     Inactive                                  100
|__Great Southwest Corporation                            Real Estate Developer                     100
|__World Houston, Inc                                     Real Estate Developer                     100
|__Hangar Acquisition Corp                                Aircraft Investment                       100
|__Infinity Insurance Company                             Property/Casualty Insurance               100
|__Infinity Agency of Texas, Inc                          Managing General Agency                   100




|__The Infinity Group, Inc                                Indiana            07/22/1992
|__Infinity National Insurance Company                    Indiana            08/05/1992
|__Infinity Select Insurance Company                      Indiana            06/11/1991
|__Leader Insurance Company                               Ohio               03/20/1963
|__American Commonwealth Development Company              Texas              07/23/1963
|__Budget Insurance Premiums, Inc                         Ohio               02/14/1964
|__Leader Group, Inc                                      Ohio               12/16/1997
|__Leader Managing General Agency, Inc                    Texas              08/21/1989

|__Leader National Agency of Texas, Inc                   Texas              01/25/1994
|__Leader National Agency, Inc                            Ohio               04/05/1963
|__Leader Preferred Insurance Company                     Ohio               11/07/1994
|__Leader Specialty Insurance Company                     Indiana            03/10/1994
|__TICO Insurance Company                                 Ohio               06/03/1980
|__PCC Technical Industries, Inc                          California         03/07/1955
|__ESC, Inc                                               California         11/02/1962
|__Marathon Manufacturing Companies, Inc                  Delaware           11/18/1983
|__Marathon Manufacturing Company                         Delaware           12/07/1979
|__PCC Maryland Realty Corp                               Maryland           08/18/1993
|__Penn Camarillo Realty Corp                             California         11/24/1992
|__Penn Towers, Inc                                       Pennsylvania       08/01/1958
|__Republic Indemnity Company of America                  California         12/05/1972
|__Republic Indemnity Company of California               California         10/13/1982
|__Republic Indemnity Medical Management, Inc             California         03/25/1996
|__Risico Management Corporation                          Delaware           01/10/1989
|__Windsor Insurance Company                              Indiana            11/05/1987
|__American Deposit Insurance Company                     Oklahoma           12/28/1966
|__Granite Finance Co., Inc                               Texas              11/09/1965
|__Coventry Insurance Company                             Ohio               09/05/1989
|__El Aguila Compania de Seguros, S.A. de C.V             Mexico             11/24/1994
|__Financiadora de Primas Condor, S.A. de C.V             Mexico             03/16/1998
|__Moore Group Inc                                        Georgia            12/19/1962
|__Casualty Underwriters, Inc                             Georgia            10/01/1954
|__Dudley L. Moore Insurance, Inc                         Louisiana          03/30/1978
|__Hallmark General Insurance Agency, Incorporated        Oklahoma           06/16/1972
|__Windsor Group, Inc                                     Georgia            05/23/1991
|__Regal Insurance Company                                Indiana            11/05/1987
|__Texas Windsor Group, Inc                               Texas              06/23/1988
|__Pennsylvania-Reading Seashore Lines                    New Jersey         06/14/1901
|__Pittsburgh and Cross Creek Railroad Company            Pennsylvania       08/14/1970
|__PLLS, Ltd                                              Washington         05/14/1990
|__Premier Lease & Loan Services Insurance Agency, Inc    Washington         12/27/1983
|__Premier Lease & Loan Insurance Services B.V            The Netherlands    08/24/1999
|__Premier Lease & Loan Services of Canada, Inc           Washington         02/28/1991
|__Terminal Realty Penn Co                                District of        09/23/1968
                                                          Columbia
|__United Railroad Corp                                   Delaware           11/25/1981
|__Detroit Manufacturers Railroad Company                 Michigan           01/30/1902
|__Waynesburg Southern Railroad Company                   Pennsylvania       09/01/1966
|__Chiquita Brands International, Inc                     New Jersey         03/30/1899
|__Dixie Terminal Corporation                             Ohio               04/23/1970
|__Fairmont Holdings, Inc                                 Ohio               12/15/1983
|__Flextech Holding Co., Inc                              Ohio               08/31/2000
|__FWC Corporation                                        Ohio               03/16/1983
|__Great American Insurance Company                       Ohio               03/07/1872





|__The Infinity Group, Inc                              Insurance Holding Company                 100
|__Infinity National Insurance Company                  Property/Casualty Insurance               100
|__Infinity Select Insurance Company                    Property/Casualty Insurance               100
|__Leader Insurance Company                             Property/Casualty Insurance               100
|__American Commonwealth Development Company            Real Estate Development                   100
|__Budget Insurance Premiums, Inc                       Premium Finance Company                   100
|__Leader Group, Inc                                    Holding Company                           100
|__Leader Managing General Agency, Inc                  Managing General Agent/Surplus
                                                          Lines Agent                             100
|__Leader National Agency of Texas, Inc                 Managing General Agency                   100
|__Leader National Agency, Inc                          Brokering Agent                           100
|__Leader Preferred Insurance Company                   Property/Casualty Insurance               100
|__Leader Specialty Insurance Company                   Property/Casualty Insurance               100
|__TICO Insurance Company                               Property/Casualty Insurance               100
|__PCC Technical Industries, Inc                        Holding Company                           100
|__ESC, Inc                                             Inactive                                  100
|__Marathon Manufacturing Companies, Inc                Holding Company                           100
|__Marathon Manufacturing Company                       Inactive                                  100
|__PCC Maryland Realty Corp                             Real Estate Holding Company               100
|__Penn Camarillo Realty Corp                           Real Estate Holding Company               100
|__Penn Towers, Inc                                     Inactive                                  100
|__Republic Indemnity Company of America                Workers' Compensation Insurance           100
|__Republic Indemnity Company of California             Workers' Compensation Insurance           100
|__Republic Indemnity Medical Management, Inc           Medical Bill Review                       100
|__Risico Management Corporation                        Risk Management                           100
|__Windsor Insurance Company                            Property/Casualty Insurance               100
|__American Deposit Insurance Company                   Property/Casualty Insurance               100
|__Granite Finance Co., Inc                             Premium Financing                         100
|__Coventry Insurance Company                           Property/Casualty Insurance               100
|__El Aguila Compania de Seguros, S.A. de C.V           Property/Casualty Insurance               100(2)
|__Financiadora de Primas Condor, S.A. de C.V           Premium Finance                            99
|__Moore Group Inc                                      Insurance Holding Company/Agency          100
|__Casualty Underwriters, Inc                           Insurance Agency                           51
|__Dudley L. Moore Insurance, Inc                       Insurance Agency                          100
|__Hallmark General Insurance Agency, Incorporated      Insurance Agency                          beneficial interest
|__Windsor Group, Inc                                   Insurance Holding Company                 100
|__Regal Insurance Company                              Property/Casualty Insurance               100
|__Texas Windsor Group, Inc                             Insurance Agency                          100
|__Pennsylvania-Reading Seashore Lines                  Inactive                                66.67
|__Pittsburgh and Cross Creek Railroad Company          Inactive                                   83
|__PLLS, Ltd                                            Insurance Agency                          100
|__Premier Lease & Loan Services Insurance Agency, Inc  Insurance Agency                          100
|__Premier Lease & Loan Insurance Services B.V          Insurance Agency                          100
|__Premier Lease & Loan Services of Canada, Inc         Insurance Agency                          100
|__Terminal Realty Penn Co                              Inactive                                  100

|__United Railroad Corp                                 Inactive                                  100
|__Detroit Manufacturers Railroad Company               Inactive                                   82
|__Waynesburg Southern Railroad Company                 Inactive                                  100
|__Chiquita Brands International, Inc                   Produce/Process/Distribute Food Products 30.66 (2)
|__Dixie Terminal Corporation                           Real Estate Holding Company               100
|__Fairmont Holdings, Inc                               Holding Company                           100
|__Flextech Holding Co., Inc                            Packing Manufacturer                      100
|__FWC Corporation                                      Financial Services Company                100
|__Great American Insurance Company                     Property/Casualty Insurance               100





|__AFC Coal Properties, Inc                               Ohio               12/18/1996
|__American Empire Surplus Lines Insurance Company        Delaware           07/15/1977
|__American Empire Insurance Company                      Ohio               11/26/1979
|__American Empire Underwriters, Inc                      Texas              05/19/1976
|__Fidelity Excess and Surplus Insurance Company          Ohio               06/30/1987
|__American Financial Enterprises, Inc                    Connecticut        01/01/1871
|__American Insurance Agency, Inc                         Kentucky           07/27/1967
|__American Signature Underwriters, Inc                   Ohio               04/08/1996
|__American Special Risk, Inc                             Illinois           12/29/1981
|__Aviation Specialty Managers, Inc                       Texas              09/07/1965
|__Brothers Property Corporation                          Ohio               09/08/1987
|__Brothers Pennsylvanian Corporation                     Pennsylvania       12/23/1994
|__Brothers Port Richey Corporation                       Florida            12/06/1993
|__Brothers Property Management Corporation               Ohio               09/25/1987
|__Brothers Railyard Corporation                          Texas              12/14/1993
|__Crop Managers Insurance Agency, Inc                    Kansas             08/09/1989
|__Dempsey & Siders Agency, Inc                           Ohio               05/09/1956
|__FCIA Management Company, Inc                           New York           09/17/1991
|__GAI Warranty Company                                   Ohio               01/25/2001
|__GAI Warranty Company of Florida                        Florida            03/23/2001
|__The Gains Group, Inc                                   Ohio               01/26/1982
|__Global Premier Finance Company                         Ohio               08/25/1998
|__Great American Alliance Insurance Company              Ohio               09/11/1945
|__Great American Assurance Company                       Ohio               03/23/1905
|__Great American Contemporary Insurance Company          Illinois           04/16/1996
|__Great American Custom Insurance Services Illinois, Inc Illinois           07/08/1992
|__Great American Custom Insurance Services, Inc          Ohio               07/27/1983
|__Eden Park Insurance Brokers, Inc                       California         02/13/1990
|__Great American Custom Insurance Services
     California, Inc                                      California         05/18/1992
|__Great American Custom Insurance Services               Massachusetts      04/11/1994
     Massachusetts, Inc
|__Professional Risk Brokers of Connecticut, Inc          Connecticut        07/09/1992
|__Professional Risk Brokers of Ohio, Inc                 Ohio               12/17/1986
|__Professional Risk Brokers, Inc                         Illinois           03/01/1990
|__Smith, Evans and Schmitt, Inc                          California         08/05/1988
|__Great American E & S Insurance Company                 Delaware           02/28/1979
|__Great American Fidelity Insurance Company              Delaware           01/12/1982
|__Great American Financial Resources, Inc                Delaware           11/23/1992
|__AAG Holding Company, Inc                               Ohio               09/11/1996
|__American Annuity Group Capital Trust I                 Delaware           09/13/1996
|__American Annuity Group Capital Trust II                Delaware           03/04/1997
|__American Annuity Group Capital Trust III               Delaware           05/14/1997
|__Great American Life Insurance Company                  Ohio               12/15/1959
|__American Retirement Life Insurance Company             Ohio               05/12/1978
|__Annuity Investors Life Insurance Company               Ohio               11/13/1981
|__CHATBAR, Inc                                           Massachusetts      11/02/1993
|__Chatham Enterprises, Inc                               Massachusetts      03/29/1954
|__Consolidated Financial Corporation                     Michigan           09/10/1985
|__Driskill Holdings, Inc                                 Texas              06/07/1995
|__GALIC Brothers, Inc                                    Ohio               11/12/1993
|__Great American Life Assurance Company                  Ohio               08/10/1967
|__Great American Life Children's Foundation              Ohio               08/06/1998
|__Great American Life Insurance Company of New York      New York           12/31/1963
|__Loyal American Life Insurance Company                  Ohio               05/18/1955






|__AFC Coal Properties, Inc                               Real Estate Holding Company               100
|__American Empire Surplus Lines Insurance Company        Excess and Surplus Lines Insurance        100
|__American Empire Insurance Company                      Property/Casualty Insurance               100
|__American Empire Underwriters, Inc                      Insurance Agency                          100
|__Fidelity Excess and Surplus Insurance Company          Property/Casualty Insurance               100
|__American Financial Enterprises, Inc                    Closed End Investment Company             100(2)
|__American Insurance Agency, Inc                         Insurance Agency                          100
|__American Signature Underwriters, Inc                   Insurance Agency                          100
|__American Special Risk, Inc                             Insurance Broker/Managing General Agency  100
|__Aviation Specialty Managers, Inc                       Managing General Agency                   100
|__Brothers Property Corporation                          Real Estate Holding                        80
|__Brothers Pennsylvanian Corporation                     Real Estate Holding                       100
|__Brothers Port Richey Corporation                       Real Estate Holding                       100
|__Brothers Property Management Corporation               Real Estate Management                    100
|__Brothers Railyard Corporation                          Real Estate Holding                       100
|__Crop Managers Insurance Agency, Inc                    Insurance Agency                          100
|__Dempsey & Siders Agency, Inc                           Insurance Agency                          100
|__FCIA Management Company, Inc                           Servicing Agent                           100
|__GAI Warranty Company                                   Service Warranty Provider                 100
|__GAI Warranty Company of Florida                        Service Warranty Provider                 100
|__The Gains Group, Inc                                   Marketing of Advertising                  100
|__Global Premier Finance Company                         Premium Finance                           100
|__Great American Alliance Insurance Company              Property/Casualty Insurance               100
|__Great American Assurance Company                       Property/Casualty Insurance               100
|__Great American Contemporary Insurance Company          Property/Casualty Insurance               100
|__Great American Custom Insurance Services Illinois, Inc Underwriting Office                       100
|__Great American Custom Insurance Services, Inc          Holding Company for E&S Agency/Brokerage  100
|__Eden Park Insurance Brokers, Inc                       Wholesale Agency/Brokerage for E&S Lines  100
|__Great American Custom Insurance Services
     California, Inc                                      Insurance Services                        100
|__Great American Custom Insurance Services               Excess and Surplus Lines Broker           100
     Massachusetts, Inc
|__Professional Risk Brokers of Connecticut, Inc          Wholesale Agency/Brokerage for E&S Lines  100
|__Professional Risk Brokers of Ohio, Inc                 Excess and Surplus Lines Broker           100
|__Professional Risk Brokers, Inc                         Wholesale Agency/Brokerage for E&S Lines  100
|__Smith, Evans and Schmitt, Inc                          Insurance Agency                          100
|__Great American E & S Insurance Company                 Excess and Surplus Lines Insurance        100
|__Great American Fidelity Insurance Company              Excess and Surplus Lines Insurance        100
|__Great American Financial Resources, Inc                Insurance Holding Company                82.78(2)
|__AAG Holding Company, Inc                               Holding Company                           100
|__American Annuity Group Capital Trust I                 Financing Entity                          100
|__American Annuity Group Capital Trust II                Financing Entity                          100
|__American Annuity Group Capital Trust III               Financing Entity                          100
|__Great American Life Insurance Company                  Life Insurance                            100
|__American Retirement Life Insurance Company             Life Insurance                            100
|__Annuity Investors Life Insurance Company               Life Insurance                            100
|__CHATBAR, Inc                                           Hotel Operator                            100
|__Chatham Enterprises, Inc                               Real Estate Holding Company               100
|__Consolidated Financial Corporation                     Retirement & Financial Planning Company   100
|__Driskill Holdings, Inc                                 Real Estate Manager                       beneficial interest
|__GALIC Brothers, Inc                                    Real Estate Management                     80
|__Great American Life Assurance Company                  Life Insurance                            100
|__Great American Life Children's Foundation              Charitable Foundation                     beneficial interest
|__Great American Life Insurance Company of New York      Life Insurance Company                    100
|__Loyal American Life Insurance Company                  Life Insurance                            100




|__ADL Financial Services, Inc                            North Carolina     09/10/1970
|__Purity Financial Corporation                           Florida            12/12/1991
|__Skipjack Marina Corp                                   Maryland           06/24/1999
|__United Teacher Associates, Ltd                         Texas              12/17/1998
|__United Teacher Associates Insurance Company            Texas              12/15/1958
|__AAG Insurance Agency of Alabama                        Alabama            09/22/1995
|__AAG Insurance Agency of Texas, Inc                     Texas              06/02/1995
|__AAG Insurance Agency, Inc                              Kentucky           12/06/1994
|__AAG Insurance Agency of Massachusetts, Inc             Massachusetts      05/25/1995
|__American DataSolutions International, Inc              Ohio               08/24/2001
|__American Data Source India Private Limited             India              09/03/1997
|__American Memorial Marketing Services, Inc              Washington         06/19/1980
|__CSW Management Services, Inc                           Texas              06/27/1985
|__GALIC Disbursing Company                               Ohio               05/31/1994
|__Great American Advisors, Inc                           Ohio               12/10/1993
|__Great American Life Assurance Company of Puerto Rico   Puerto Rico        07/01/1964
|__Keyes-Graham Insurance Agency, Inc                     Massachusetts      08/07/1981
|__Laurentian Credit Services Corporation                 Delaware           10/07/1994
|__Laurentian Marketing Services, Inc                     Delaware           12/23/1987
|__Laurentian Securities Corporation                      Delaware           01/03/1990
|__Lifestyle Financial Investments, Inc                   Ohio               12/29/1993
|__Lifestyle Financial Investments Agency of Ohio, Inc    Ohio               03/07/1994
|__Lifestyle Financial Investments of Indiana, Inc        Indiana            02/24/1994
|__Lifestyle Financial Investments of the Northwest, Inc  Minnesota          06/10/1985
|__Loyal Marketing Services, Inc                          Alabama            07/20/1990
|__Money-Plan International, Inc                          Florida            12/31/1979
|__SPELCO (UK) Ltd                                        United Kingdom
|__SWTC Hong Kong Ltd                                     Hong Kong
|__SWTC, Inc                                              Delaware
|__Great American Insurance Agency, Inc                   Ohio               04/20/1999
|__Great American Insurance Company of New York           New York           08/22/1947
|__Great American Lloyd's Insurance Company               Texas              10/09/1979
|__Great American Lloyd's, Inc                            Texas              08/02/1983
|__Great American Management Services, Inc                Ohio               12/05/1974
|__Great American Protection Insurance Company            Indiana            01/08/1990
|__Great American Re Inc                                  Delaware           05/14/1971
|__Great American Security Insurance Company              Ohio               07/01/1987
|__Great American Spirit Insurance Company                Indiana            04/05/1988
|__Great Texas County Mutual Insurance Company            Texas              04/29/1954
|__Grizzly Golf Center, Inc                               Ohio               11/08/1993
|__Key Largo Group, Inc                                   Florida            02/25/1969
|__Mid-Continent Casualty Company                         Oklahoma           02/26/1947
|__Mid-Continent Insurance Company                        Oklahoma           08/13/1992
|__Oklahoma Surety Company                                Oklahoma           08/05/1968
|__National Interstate Corporation                        Ohio               01/26/1989
|__American Highways Insurance Agency (CA)                California         05/05/1994
|__American Highways Insurance Agency (OH)                Ohio               06/29/1999
|__Explorer Insurance Agency, Inc                         Ohio               07/17/1997
|__Hudson Indemnity, Ltd                                  Cayman Islands     06/12/1996
|__National Interstate Insurance Agency of Texas, Inc     Texas              06/07/1989
|__National Interstate Insurance Agency, Inc              Ohio               02/13/1989
|__National Interstate Insurance Company                  Ohio               02/10/1989
|__National Interstate Insurance Company of Hawaii, Inc   Hawaii             09/20/1999






|__ADL Financial Services, Inc                              Inactive                                  100
|__Purity Financial Corporation                             Credit Union Marketing                    100
|__Skipjack Marina Corp                                     Marina Operator                           100
|__United Teacher Associates, Ltd                           Holding Company - Limited Partnership     100(2)
|__United Teacher Associates Insurance Company              Life Insurance Company                    100
|__AAG Insurance Agency of Alabama                          Insurance Agency                          100
|__AAG Insurance Agency of Texas, Inc                       Insurance Agency                          100
|__AAG Insurance Agency, Inc                                Insurance Agency                          100
|__AAG Insurance Agency of Massachusetts, Inc               Insurance Agency                          100
|__American DataSolutions International, Inc                Data Processing & Holding Company         100
|__American Data Source India Private Limited               Software Development                       99
|__American Memorial Marketing Services, Inc                Marketing Services                        100
|__CSW Management Services, Inc                             Inactive                                  100
|__GALIC Disbursing Company                                 Payroll Servicer                          100
|__Great American Advisors, Inc                             Broker-Dealer                             100
|__Great American Life Assurance Company of Puerto Rico     Insurance Company                          99
|__Keyes-Graham Insurance Agency, Inc                       Insurance Agency                          100
|__Laurentian Credit Services Corporation                   Inactive                                  100
|__Laurentian Marketing Services, Inc                       Inactive                                  100
|__Laurentian Securities Corporation                        Inactive                                  100
|__Lifestyle Financial Investments, Inc                     Marketing Services                        100
|__Lifestyle Financial Investments Agency of Ohio, Inc      Insurance Agency                          beneficial interest
|__Lifestyle Financial Investments of Indiana, Inc          Insurance Agency                          100
|__Lifestyle Financial Investments of the Northwest, Inc    Insurance Agency                          100
|__Loyal Marketing Services, Inc                            Inactive                                  100
|__Money-Plan International, Inc                            Insurance Agency                          100
|__SPELCO (UK) Ltd                                          Inactive                                   99
|__SWTC Hong Kong Ltd                                       Inactive                                  100
|__SWTC, Inc                                                Inactive                                  100
|__Great American Insurance Agency, Inc                     Insurance Agency                          100
|__Great American Insurance Company of New York             Property/Casualty Insurance               100
|__Great American Lloyd's Insurance Company                 Lloyd's Plan Insurer                      beneficial interest
|__Great American Lloyd's, Inc                              Corporate Attorney-in-Fact                100
|__Great American Management Services, Inc                  Data Processing and Equipment Leasing     100
|__Great American Protection Insurance Company              Surplus Lines Insurer                     100
|__Great American Re Inc                                    Reinsurance Intermediary                  100
|__Great American Security Insurance Company                Property/Casualty Insurance               100
|__Great American Spirit Insurance Company                  Property/Casualty Insurance               100
|__Great Texas County Mutual Insurance Company              Automobile Insurance                      beneficial interest
|__Grizzly Golf Center, Inc                                 Golf Course Management                    100
|__Key Largo Group, Inc                                     Land Developer                            100
|__Mid-Continent Casualty Company                           Property/Casualty Insurance               100
|__Mid-Continent Insurance Company                          Property/Casualty Insurance               100
|__Oklahoma Surety Company                                  Special Coverage Insurance Company        100
|__National Interstate Corporation                          Holding Company                            58
|__American Highways Insurance Agency (CA)                  Insurance Agency                          100
|__American Highways Insurance Agency (OH)                  Insurance Agency                          100
|__Explorer Insurance Agency, Inc                           Insurance Agency                          100
|__Hudson Indemnity, Ltd                                    Property/Casualty Insurance               100
|__National Interstate Insurance Agency of Texas, Inc       Insurance Agency                          beneficial interest
|__National Interstate Insurance Agency, Inc                Insurance Agency                          100
|__National Interstate Insurance Company                    Property/Casualty Insurance               100
|__National Interstate Insurance Company of Hawaii, Inc     Property/Casualty Insurance               100




|__NorthCoast Management, Inc                             Nebraska           02/09/1993
|__Safety, Claims & Litigation Services, Inc              Pennsylvania       06/23/1995
|__PCC 38 Corp                                            Illinois           12/23/1996
|__PLLS Canada Insurance Brokers Inc                      Ontario, Canada    06/13/2001
|__Pointe Apartments, Inc                                 Minnesota          06/24/1993
|__Premier Dealer Services, Inc                           Illinois           06/24/1998
|__Stone Mountain Professional Liability Agency, Inc      Georgia            08/07/1995
|__Tamarack American, Inc                                 Delaware           06/10/1986
|__Timberglen Limited                                     United Kingdom     10/28/1992
|__Transport Insurance Company                            Ohio               05/25/1976
|__Instech Corporation                                    Texas              09/02/1975
|__Transport Insurance Agency, Inc                        Texas              08/21/1989
|__Worldwide Insurance Company                            Ohio               09/27/1979
|__Worldwide Direct Auto Insurance Company                Kentucky           11/13/1961
|__Worldwide Casualty Insurance Company                   Kentucky           02/17/1981
|__One East Fourth, Inc                                   Ohio               02/03/1964
|__Pioneer Carpet Mills, Inc                              Ohio               04/29/1976
|__Superior NWVN of Ohio, Inc                             Ohio               05/05/2000
|__TEJ Holdings, Inc                                      Ohio               12/04/1984
|__Three East Fourth, Inc                                 Ohio               08/10/1966







|__NorthCoast Management, Inc                              Underwriting Management                   100
|__Safety, Claims & Litigation Services, Inc               Claims Third Party Administrator          100
|__PCC 38 Corp                                             Real Estate Holding Company               100
|__PLLS Canada Insurance Brokers Inc                       Insurance Agency                           49
|__Pointe Apartments, Inc                                  Real Estate Holding Company               100
|__Premier Dealer Services, Inc                            Third Party Administrator                 100
|__Stone Mountain Professional Liability Agency, Inc       Insurance Agency                          100
|__Tamarack American, Inc                                  Management Holding Company                100
|__Timberglen Limited                                      Investments                               100
|__Transport Insurance Company                             Property Casualty Insurance               100
|__Instech Corporation                                     Claim and Claim Adjustment Services       100
|__Transport Insurance Agency, Inc                         Insurance Agency                          beneficial interest
|__Worldwide Insurance Company                             Property/Casualty Insurance               100
|__Worldwide Direct Auto Insurance Company                 Property/Casualty Insurance               100
|__Worldwide Casualty Insurance Company                    Property/Casualty Insurance               100
|__One East Fourth, Inc                                    Real Estate Holding Company               100
|__Pioneer Carpet Mills, Inc                               Inactive                                  100
|__Superior NWVN of Ohio, Inc                              Holding Company                           100
|__TEJ Holdings, Inc                                       Real Estate Holding Company               100
|__Three East Fourth, Inc                                  Real Estate Holding Company               100





(2) Total percentage owned by parent shown and by other affiliated company(s).
(1) Except Director's Qualifying Shares.

As of September 30, 2002, there were 22,011 Individual Contract Owners, of which 20,395 were qualified and 1,616 were non-qualified. As of September 30, 2002 there were 2,602 Participants (Certificate Owners) in 154 Group Contracts. As of September 30, 2002 there were 53 Optional Death Benefit Contracts.

ITEM 28. INDEMNIFICATION

         (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

              The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

       Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

       (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2003. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER

     Great American Advisors, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(r) Variable Account B.

     (a) Great American Advisors, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.


     (b)  Directors and Officers of Great American Advisors, Inc.

      NAME AND PRINCIPAL                                           POSITION WITH
      BUSINESS ADDRESS                                             GREAT AMERICAN ADVISORS, INC.
      ----------------                                             -----------------------------
      James Lee Henderson  (1)                                     President
      James T. McVey  (1)                                          Chief Operating Officer and Senior Vice President
      Christopher Gryzen  (1)                                      Vice President and Chief Compliance Officer
      Mark Francis Muething  (1)                                   Vice President, Secretary and Director
      Peter J. Nerone  (1)                                         Vice President
      Paul Ohlin  (1)                                              Treasurer
      Thomas E. Mischell  (1)                                      Assistant Treasurer
      Fred J. Runk  (1)                                            Assistant Treasurer

     (1)  525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

     (c) Required commission information is included in part B of this Registration Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

       All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard L. Magoteaux, Treasurer of the Company, at the Administrative Office.

ITEM 31. MANAGEMENT SERVICES

       Not Applicable

ITEM 32. UNDERTAKINGS

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

     (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 27th day of February, 2003.


                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                  (Registrant)


                           By: /s/ Charles R. Scheper
                              -----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                    Annuity Investors Life Insurance Company


                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)


                           By: /s/ Charles R. Scheper
                              -------------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director


As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/  David B. Rich                          Executive Vice President            February 27, 2003
--------------------                        and Director
David B. Rich*

/s/  Richard L. Magoteaux                   Treasurer                           February 27, 2003
--------------------------
Richard L. Magoteaux*

/s/  Stephen Craig Lindner                  Director                            February 27, 2003
--------------------------
Stephen Craig Lindner*

/s/  Mark Francis Muething                  Director                            February 27, 2003
--------------------------
Mark Francis Muething*

/s/  Christopher P. Miliano                 Director                            February 27, 2003
---------------------------
Christopher P. Miliano*

* Executed by John P. Gruber on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.           Description of Exhibit
-----------           ----------------------





(4)(hhh) Form of Death Benefit Amount Endorsement to Individual Contract (filed herewith).



(4)(iii) Form of Death Benefit Amount Endorsement to Group Contract (filed herewith).



(4)(jjj) Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract (filed herewith)


(15)                Powers of Attorney (filed herewith).